UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments.

Schedule of investments

Delaware Foundation® Conservative Allocation Fund
December 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 37.80%
U.S. Markets – 21.23%
Consumer Discretionary – 1.98%
Boot Barn Holdings †	1,555	$19,111
BorgWarner	690	29,829
Buffalo Wild Wings †	110	17,561
Cheesecake Factory	660	30,433
Cinemark Holdings	470	15,712
Comcast Class A	870	49,094
Del Frisco’s Restaurant
Group †	1,715	27,474
Discovery Communications
Class A †	1,519	40,527
Discovery Communications
Class C †	2,734	68,951
Disney (Walt)	1,000	105,080
Express †	1,820	31,450
Fiesta Restaurant Group †	730	24,528
Ford Motor	3,250	45,793
G-III Apparel Group †	910	40,277
Jack in the Box	470	36,054
Jarden †	630	35,986
Johnson Controls	4,100	161,909
L Brands	1,842	176,500
Liberty Interactive QVC Group
Class A †	9,606	262,436
Lowe’s	2,200	167,288
Madden (Steven) †	937	28,316
Malibu Boats Class A †	1,200	19,644
National CineMedia	1,615	25,372
NIKE Class B	389	24,313
Nordstrom	640	31,878
Popeyes Louisiana Kitchen †	675	39,487
Shutterfly †	670	29,855
Starbucks	640	38,419
Tenneco †	795	36,498
Tractor Supply	640	54,720
TripAdvisor †	2,073	176,723
		1,891,218
Consumer Staples – 1.44%
Archer-Daniels-Midland	4,800	176,064
Casey’s General Stores	630	75,883
CVS Health	2,490	243,447
General Mills	520	29,983
J&J Snack Foods	235	27,417
Kimberly-Clark	340	43,282
Kraft Heinz	2,324	169,094
Mondelez International	3,873	173,665
PepsiCo	830	82,934
Procter & Gamble	1,080	85,763
Walgreens Boots Alliance	3,075	261,852
		1,369,384
Energy – 1.12%
Bonanza Creek Energy †	995	5,244
Bristow Group	250	6,475
Carrizo Oil & Gas †	875	25,883
Chevron	1,900	170,924
ConocoPhillips	3,740	174,621
EOG Resources	560	39,642
Exxon Mobil	1,480	115,366
Halliburton	4,800	163,392
Marathon Oil	7,000	88,130
Occidental Petroleum	2,930	198,097
Parsley Energy Class A †	660	12,177
RigNet †	775	16,035
RSP Permian †	755	18,414
Schlumberger	520	36,270
		1,070,670
Financials – 4.39%
Aflac	820	49,118
Allstate	2,700	167,643
American Equity Investment
Life Holding	1,170	28,115
American Tower	610	59,139
Ameriprise Financial	320	34,054
Apartment Investment &
Management	325	13,010
AvalonBay Communities	250	46,033
Bank of New York Mellon	4,000	164,880
BB&T	4,500	170,145
BBCN Bancorp	1,875	32,287
BlackRock	110	37,457
Boston Properties	300	38,262
Brandywine Realty Trust	1,075	14,685
Bryn Mawr Bank	360	10,339
Camden Property Trust	125	9,595
Capital One Financial	720	51,970
Cardinal Financial	1,170	26,617
Care Capital Properties	150	4,585
Citigroup	1,480	76,590
City Holding	665	30,351
CoBiz Financial	1,310	17,580
Cousins Properties	650	6,129
Crown Castle International	2,934	253,644

(continues)     NQ-444 [12/15] 2/16 (16083) 1

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
DCT Industrial Trust	1,238	$46,264
DDR	875	14,735
Douglas Emmett	650	20,267
Duke Realty	1,300	27,326
EastGroup Properties	525	29,195
EPR Properties	705	41,207
Equinix	853	257,947
Equity LifeStyle Properties	200	13,334
Equity One	325	8,824
Equity Residential	625	50,994
Essex Property Trust	150	35,911
Evercore Partners Class A	1,160	62,721
Extra Space Storage	200	17,642
Federal Realty Investment
Trust	100	14,610
First Industrial Realty Trust	750	16,597
First NBC Bank Holding †	705	26,360
FirstMerit	1,990	37,113
Flushing Financial	1,165	25,211
General Growth Properties	1,400	38,094
Great Western Bancorp	1,150	33,373
Highwoods Properties	375	16,350
Host Hotels & Resorts	3,260	50,008
Houlihan Lokey	645	16,905
Independent Bank @	495	23,027
Infinity Property & Casualty @	305	25,080
Intercontinental Exchange	908	232,684
Invesco	1,220	40,846
JPMorgan Chase	1,550	102,347
KeyCorp	3,410	44,978
Kilroy Realty	250	15,820
Kimco Realty	675	17,861
Kite Realty Group Trust	1,523	39,491
LaSalle Hotel Properties	1,095	27,550
Lexington Realty Trust	775	6,200
Liberty Property Trust	200	6,210
LTC Properties	50	2,157
Macerich	200	16,138
Marsh & McLennan	3,100	171,895
National Retail Properties	1,460	58,473
Old National Bancorp	2,410	32,680
Omega Healthcare Investors	225	7,871
Pebblebrook Hotel Trust	1,140	31,943
Post Properties	250	14,790
Primerica	795	37,548
Prologis	900	38,628
Prosperity Bancshares	750	35,895
Prudential Financial	370	30,122
PS Business Parks	100	8,743
Public Storage	175	43,348
Ramco-Gershenson Properties
Trust	2,645	43,933
Raymond James Financial	700	40,579
Regency Centers	300	20,436
RLJ Lodging Trust	425	9,193
Sabra Health Care REIT	200	4,046
Selective Insurance Group @	990	33,244
Simon Property Group	500	97,220
SL Green Realty	250	28,245
Sovran Self Storage	330	35,412
Spirit Realty Capital	975	9,770
State Street	600	39,816
Sterling Bancorp	2,615	42,415
Stifel Financial †	915	38,759
Tanger Factory Outlet Centers	375	12,263
Taubman Centers	100	7,672
Texas Capital Bancshares †	375	18,533
Travelers	490	55,301
UDR	600	22,542
United Fire Group	585	22,411
Urban Edge Properties	200	4,690
Ventas	550	31,037
Vornado Realty Trust	375	37,485
Webster Financial	825	30,682
Wells Fargo	1,770	96,217
Welltower	200	13,606
Western Alliance Bancorp †	1,010	36,219
		4,187,267
Healthcare – 3.96%
AbbVie	1,130	66,941
Acorda Therapeutics †	940	40,213
Air Methods †	970	40,672
Alkermes †	610	48,422
Allergan †	1,283	400,938
Baxalta	4,500	175,635
Biogen †	692	211,994
Cardinal Health	1,900	169,613
Catalent †	1,310	32,789
Celgene †	3,431	410,897
Cepheid †	890	32,512
CONMED	765	33,698
CryoLife @	2,401	25,883

2 NQ-444 [12/15] 2/16 (16083)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Healthcare (continued)
DENTSPLY International	1,084	$65,961
Express Scripts Holding †	2,745	239,940
Gilead Sciences	850	86,011
Insys Therapeutics †	730	20,900
Johnson & Johnson	1,700	174,624
Ligand Pharmaceuticals
Class B †	380	41,200
Medicines †	830	30,992
Merck	4,710	248,782
Merit Medical Systems †	1,366	25,394
Pfizer	8,258	266,568
Prestige Brands Holdings †	540	27,799
Quest Diagnostics	2,500	177,850
Quidel †	1,380	29,256
Retrophin †	1,025	19,772
Sirona Dental Systems †	593	64,975
Spectrum Pharmaceuticals †	2,595	15,648
Team Health Holdings †	620	27,212
TESARO †	565	29,561
Thermo Fisher Scientific	510	72,344
UnitedHealth Group	690	81,172
Valeant Pharmaceuticals
International †	1,890	192,119
Vanda Pharmaceuticals †	2,215	20,622
Vertex Pharmaceuticals †	340	42,782
WellCare Health Plans †	470	36,759
West Pharmaceutical Services	755	45,466
		3,773,916
Industrials – 1.79%
AAON	1,498	34,784
Actuant Class A	765	18,329
Applied Industrial
Technologies	880	35,631
Barnes Group	1,135	40,168
Boeing	290	41,931
Columbus McKinnon	1,540	29,106
Continental Building
Products †	1,760	30,730
Eaton	520	27,061
ESCO Technologies	935	33,791
Essendant	995	32,347
Esterline Technologies †	370	29,970
Federal Signal	1,475	23,379
FedEx	260	38,737
General Electric	3,860	120,239
Granite Construction	945	40,550
Honeywell International	470	48,678
Hunt (J.B.) Transport Services	340	24,942
Kadant	810	32,894
Kforce	1,220	30,842
KLX †	510	15,703
Lockheed Martin	270	58,631
MYR Group †	890	18,343
Nielsen Holdings	1,006	46,880
Northrop Grumman	900	169,929
On Assignment †	890	40,005
Parker-Hannifin	300	29,094
Raytheon	1,300	161,889
Republic Services	770	33,872
Rockwell Collins	290	26,767
Swift Transportation †	790	10,918
Tetra Tech	1,015	26,410
Union Pacific	660	51,612
United Technologies	640	61,485
US Ecology	455	16,580
WageWorks †	665	30,171
Waste Management	3,300	176,121
XPO Logistics †	810	22,073
		1,710,592
Information Technology – 5.20%
Accenture Class A	670	70,015
Adobe Systems †	520	48,849
Alphabet Class A †	462	359,441
Alphabet Class C †	231	175,301
Analog Devices	330	18,256
Anixter International †	375	22,646
Apple	1,520	159,995
Applied Micro Circuits †	4,200	26,754
Avago Technologies	300	43,545
CA	6,228	177,872
Callidus Software †	1,965	36,490
Cisco Systems	8,330	226,201
Convergys	1,525	37,957
eBay †	7,053	193,816
Electronic Arts †	3,205	220,248
EMC	2,140	54,955
ExlService Holdings †	810	36,393
Facebook Class A †	2,391	250,242
GrubHub †	710	17,182
Guidewire Software †	685	41,210
Infinera †	1,270	23,012

(continues)     NQ-444 [12/15] 2/16 (16083) 3

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
Intel	6,940	$239,083
InterXion Holding †	665	20,050
Intuit	1,169	112,809
j2 Global	615	50,627
MasterCard Class A	2,552	248,463
Maxim Integrated Products	1,480	56,240
MaxLinear Class A †	1,170	17,234
Microsemi †	565	18,413
Microsoft	5,879	326,167
NETGEAR †	520	21,793
PayPal Holdings †	5,925	214,485
Plantronics	445	21,102
Proofpoint †	565	36,731
Q2 Holdings †	435	11,471
Qlik Technologies †	945	29,919
QUALCOMM	6,783	339,048
Rofin-Sinar Technologies †	300	8,034
Ruckus Wireless †	1,245	13,334
Sabre	1,740	48,668
salesforce.com †	790	61,936
SciQuest †	1,760	22,827
Semtech †	1,755	33,205
Silicon Laboratories †	345	16,746
SS&C Technologies Holdings	390	26,625
Synaptics †	490	39,367
TeleTech Holdings	930	25,956
Tyler Technologies †	440	76,701
Visa Class A	4,412	342,151
Xerox	16,000	170,080
Yahoo †	1,000	33,260
Yelp †	1,107	31,882
		4,954,787
Materials – 0.56%
Axalta Coating Systems †	1,300	34,645
Axiall	560	8,624
Balchem	295	17,936
Boise Cascade †	685	17,488
Chemtura †	740	20,180
duPont (E.I.) deNemours	2,500	166,500
Eastman Chemical	720	48,607
Huntsman	1,520	17,282
Kaiser Aluminum	390	32,627
Minerals Technologies	725	33,249
Neenah Paper	595	37,146
Quaker Chemical	360	27,814
WestRock	805	36,724
Worthington Industries	1,210	36,469
		535,291
Telecommunication Services – 0.52%
AT&T	7,380	253,946
Atlantic Tele-Network	390	30,510
inContact †	3,450	32,913
Verizon Communications	3,800	175,636
		493,005
Utilities – 0.27%
Cleco	365	19,057
Edison International	2,900	171,709
NorthWestern	690	37,433
OGE Energy	760	19,980
South Jersey Industries	440	10,349
		258,528
Total U.S. Markets
(cost $13,444,456)		20,244,658

Developed Markets – 12.13%§
Consumer Discretionary – 2.03%
adidas	600	58,233
Bayerische Motoren Werke	1,342	141,375
Cie Financiere Richemont
Class A	330	23,619
Cie Generale des
Etablissements Michelin	320	30,457
Daimler	615	51,383
Denso	600	28,670
Hennes & Mauritz Class B	1,100	39,116
Jardine Cycle & Carriage	1,500	36,672
Kering	511	87,364
LVMH Moet Hennessy Louis
Vuitton	170	26,701
Nitori Holdings	1,726	144,947
Publicis Groupe	874	58,114
RELX	2,200	37,051
RTL Group	400	33,309
Sekisui Chemical	3,200	41,778
Shimano	200	30,710
Singapore Press Holdings	10,700	29,659
Sodexo	390	38,100
Sumitomo Electric Industries	2,300	32,477
Sumitomo Rubber Industries	9,300	120,926
Swatch Group	125	43,408
Taylor Wimpey	12,700	37,966
Techtronic Industries	36,500	147,759

4 NQ-444 [12/15] 2/16 (16083)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Discretionary (continued)
Toyota Motor	4,799	$295,505
USS	1,500	22,538
Volkswagen	135	20,744
Whitbread	530	34,354
WPP	2,200	50,606
Yue Yuen Industrial Holdings	56,500	191,393
		1,934,934
Consumer Staples – 1.67%
Anheuser-Busch InBev	505	62,843
Aryzta †	3,860	195,273
Asahi Group Holdings	1,600	50,085
British American Tobacco	1,565	86,914
Carlsberg Class B	1,717	152,096
Chocoladefabriken Lindt &
Spruengli Class PC	7	43,713
Coca-Cola Amatil	13,999	94,414
Danone	680	45,948
Diageo	1,520	41,509
Heineken	585	49,850
Henkel	390	37,303
Japan Tobacco	5,100	187,232
Jeronimo Martins	2,250	29,277
Koninklijke Ahold	2,050	43,240
L’Oreal	300	50,459
Nestle	1,740	129,169
Reckitt Benckiser Group	395	36,549
SABMiller	550	32,904
Tesco †	39,389	86,551
Treasury Wine Estates	5,600	33,630
Unilever	1,350	57,906
Unilever CVA	1,065	46,415
		1,593,280
Energy – 0.34%
Amec Foster Wheeler	2,500	15,782
Idemitsu Kosan	1,600	25,546
Neste	1,220	36,410
Saipem †	6,776	54,766
Subsea 7 †	1,234	8,748
Suncor Energy	3,500	90,336
TOTAL	2,136	95,755
		327,343
Financials – 1.89%
AIA Group	8,000	47,800
AXA	7,053	192,704
Banco Espirito Santo
Class R =†	85,000	0
Bank Leumi Le-Israel BM †	10,600	36,749
Bankia	25,200	29,324
Commonwealth Bank of
Australia	1,620	100,176
Credit Agricole	2,650	31,227
Daito Trust Construction	400	46,202
ING Groep CVA	10,784	145,901
Intesa Sanpaolo	11,800	39,186
Investor Class B	1,330	48,864
Mitsubishi UFJ Financial
Group	39,381	243,926
Nordea Bank	19,107	209,577
Platinum Asset Management	6,200	36,237
Prudential	1,470	33,119
QBE Insurance Group	3,440	31,294
Schroders	850	37,230
Seven Bank	6,900	30,259
Sony Financial Holdings	2,400	42,928
Standard Chartered	16,827	139,621
Swire Properties	10,200	29,328
UBS Group	2,150	41,709
UniCredit	31,491	174,096
Westfield	4,500	30,966
		1,798,423
Healthcare – 2.18%
Astellas Pharma	3,300	46,976
Bayer	540	67,438
ICON †	490	38,073
Indivior	9,000	24,872
Merck	380	36,790
Miraca Holdings	800	35,200
Novartis	4,013	345,195
Novo Nordisk ADR	3,477	201,944
Novo Nordisk Class B	1,310	75,839
QIAGEN †	1,470	39,841
Roche Holding	460	127,470
Sanofi	2,704	230,429
Shire	630	43,224
Smith & Nephew	2,970	52,933
Sonic Healthcare	2,200	28,490
STADA Arzneimittel	3,785	152,625
Sumitomo Dainippon Pharma	2,600	30,631
Teva Pharmaceutical
Industries ADR	7,624	500,439
		2,078,409

(continues)     NQ-444 [12/15] 2/16 (16083) 5

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Industrials – 1.80%
ABB †	1,380	$24,630
Abertis Infraestructuras	1,800	28,150
Aggreko	1,700	22,886
ANDRITZ	570	27,740
AP Moeller - Maersk	21	27,388
Boskalis Westminster	670	27,330
Cathay Pacific Airways	11,000	18,927
Cie de Saint-Gobain	870	37,700
Deutsche Lufthansa †	1,670	26,303
Deutsche Post	6,053	169,221
East Japan Railway	2,125	200,094
Elbit Systems	520	45,772
Experian	2,080	36,764
Fraport	530	33,798
Fuji Electric	9,000	37,743
ITOCHU	16,537	195,599
Japan Airlines	1,000	35,791
JTEKT	1,600	26,188
Koninklijke Philips	5,713	145,813
Meggitt	18,904	104,377
Mitsubishi Electric	3,000	31,489
Mitsubishi Heavy Industries	7,000	30,606
Rexel	3,991	53,141
Singapore Airlines	3,000	23,639
Travis Perkins	1,480	42,937
Vinci	3,076	197,146
WestJet Airlines Class VV @	3,250	47,578
Yamato Holdings	1,100	23,306
		1,722,056
Information Technology – 0.93%
Amadeus IT Holding	880	38,784
Brother Industries	2,300	26,421
CGI Group Class A †	5,432	217,445
Ericsson Class B	4,800	46,265
Infineon Technologies	3,500	51,023
NICE-Systems	380	21,832
Omron	900	30,011
Playtech	9,176	112,345
SAP	660	52,371
Seiko Epson	2,500	38,496
Teleperformance	2,696	226,689
Trend Micro †	600	24,345
		886,027
Materials – 0.59%
Air Liquide	350	39,292
Alamos Gold	6,202	20,390
Anglo American ADR	2,000	4,370
Arkema	590	41,297
Daicel	2,100	31,251
EMS-Chemie Holding	90	39,609
Johnson Matthey	710	27,775
Kuraray	2,100	25,436
Rexam	18,591	165,828
Rio Tinto	2,749	80,041
Shin-Etsu Chemical	500	27,182
South32 †	18,600	14,291
Umicore	755	31,660
Yamana Gold	8,153	15,140
		563,562
Telecommunication Services – 0.58%
BT Group	4,500	31,247
Deutsche Telekom	3,350	60,165
KDDI	1,700	44,147
Nippon Telegraph &
Telephone	6,644	264,408
Swisscom	30	15,012
Tele2 Class B	13,592	135,507
		550,486
Utilities – 0.12%
National Grid	5,759	79,428
Tokyo Gas	7,000	32,890
		112,318
Total Developed Markets
(cost $9,855,063)		11,566,838

Emerging Markets X – 4.44%
Consumer Discretionary – 0.27%
Arcos Dorados Holdings
Class A @	4,600	14,306
Grupo Televisa ADR	4,025	109,520
Hyundai Motor	197	24,796
Mahindra & Mahindra	2,703	51,848
Qunar Cayman Islands ADR †	300	15,822
Woolworths Holdings	6,290	40,703
		256,995
Consumer Staples – 0.64%
Anadolu Efes Biracilik Ve Malt
Sanayii	5,647	36,575
BRF ADR	2,700	37,314
China Mengniu Dairy	22,000	35,713

6 NQ-444 [12/15] 2/16 (16083)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Consumer Staples (continued)
Cia Brasileira de Distribuicao
ADR	1,100	$11,572
Cia Cervecerias Unidas ADR	1,300	28,158
Fomento Economico
Mexicano ADR	600	55,410
Hypermarcas †	13,100	71,804
Lotte Chilsung Beverage @	49	92,542
Lotte Confectionery	33	63,850
Tingyi Cayman Islands
Holding	19,908	28,283
Tsingtao Brewery	8,004	36,055
Uni-President China
Holdings @	89,600	68,624
Wal-Mart de Mexico Class V	16,490	41,623
		607,523
Energy – 0.61%
Cairn India	7,153	14,865
China Petroleum & Chemical	37,350	22,429
CNOOC ADR	400	41,752
Gazprom ADR @	7,988	29,701
Lukoil ADR	1,100	35,733
PetroChina ADR	475	31,155
Petroleo Brasileiro ADR †	9,219	39,642
Polski Koncern Naftowy Orlen	2,299	39,574
PTT Foreign	5,841	39,556
Reliance Industries GDR
144A #	6,684	204,530
Rosneft GDR	6,870	23,947
Sasol ADR	1,100	29,502
Tambang Batubara Bukit
Asam Persero	28,600	9,272
YPF ADR	1,200	18,864
		580,522
Financials – 0.69%
Akbank	19,167	43,952
Banco Santander Brasil ADR	7,500	29,175
Bangkok Bank	9,696	40,826
China Construction Bank	75,080	51,215
Etalon Group GDR
144A #@=	3,700	6,623
Grupo Financiero Banorte
Class O	5,000	27,504
ICICI Bank ADR	7,100	55,593
Industrial & Commercial Bank
of China	94,459	56,620
Itau Unibanco Holding ADR	5,685	37,009
KB Financial Group ADR	2,327	64,853
Powszechna Kasa
Oszczednosci Bank Polski †	2,376	16,502
Reliance Capital	3,798	25,004
Remgro	2,268	35,911
Samsung Life Insurance	625	58,287
Sberbank of Russia @=	29,194	40,496
Shinhan Financial Group	1,576	52,833
UEM Sunrise	74,259	19,296
		661,699
Industrials – 0.09%
Gol Linhas Aereas Inteligentes
ADR	6,100	3,495
KCC	211	74,283
Rumo Logistica Operadora
Multimodal †	1,272	2,004
Santos Brasil Participacoes	1,900	6,044
		85,826
Information Technology – 1.22%
Baidu ADR †	2,037	385,074
Hon Hai Precision Industry	28,608	69,866
LG Display ADR	3,600	37,584
MediaTek	5,000	37,738
Samsung Electronics	242	257,588
Samsung SDI	269	25,808
SINA †	1,200	59,280
Sohu.com @†	1,800	102,942
Taiwan Semiconductor
Manufacturing	16,034	69,030
Taiwan Semiconductor
Manufacturing ADR	2,200	50,050
Telesites †	2,200	1,435
United Microelectronics	90,000	32,820
WNS Holdings ADR †	1,035	32,282
		1,161,497
Materials – 0.27%
Anglo American Platinum †	764	9,204
Braskem ADR	3,400	46,036
Cemex ADR †	5,619	31,298
Cemex Latam Holdings †	2,954	9,566
Gerdau @	2,400	2,109
Gerdau ADR	2,500	3,000
Impala Platinum Holdings †	1,572	2,544
Nine Dragons Paper Holdings	34,000	19,965
Siam Cement NVDR	1,100	13,980

(continues)     NQ-444 [12/15] 2/16 (16083) 7

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Materials (continued)
Siam Cement-Foreign	1,898	$23,924
Sociedad Quimica y Minera de
Chile ADR	1,200	22,812
UltraTech Cement	1,294	54,207
Vale ADR	4,525	14,887
		253,532
Telecommunication Services – 0.65%
America Movil Class L ADR	2,200	30,932
China Mobile	9,294	104,613
China Mobile ADR	1,100	61,963
KT ADR †	2,500	29,775
MegaFon GDR	2,359	27,443
Mobile TeleSystems ADR	1,800	11,124
Reliance Communications †	12,694	16,875
SK Telecom ADR	8,700	175,305
Telefonica Brasil ADR	4,850	43,796
Tim Participacoes ADR	6,400	54,272
Turkcell Iletisim Hizmetleri
ADR	2,987	25,360
Vodacom Group	4,229	41,691
		623,149
Total Emerging Markets
(cost $4,897,081)		4,230,743

Total Common Stock
(cost $28,196,600)		36,042,239

Convertible Preferred Stock – 0.21%
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49	23	25,145
Crown Castle International
4.50% exercise price
$87.58, expiration date
11/1/16	200	21,454
Dominion Resources 6.125%
exercise price $64.83,
expiration date 4/1/16	340	18,047
Dynegy 5.375% exercise price
$38.75, expiration date
11/1/17	180	9,023
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	450	18,211
Halcon Resources 5.75%
exercise price $30.78,
expiration date
12/31/49 @	26	1,735
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49 @	21	28,560
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16 @	622	7,775
Maiden Holdings 7.25%
exercise price $15.22,
expiration date 9/15/16	471	24,782
T-Mobile US 5.50% exercise
price $31.02, expiration
date 12/15/17	273	18,485
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	20	23,260
Total Convertible Preferred
Stock (cost $250,235)		196,477

Exchange-Traded Funds – 0.68%
Financial Select Sector SPDR®
Fund	5,156	122,610
iShares MSCI EAFE Growth
Index ETF	713	47,871
iShares MSCI EAFE Index ETF	95	5,581
PowerShares KBW Bank
Portfolio	12,205	458,786
Vanguard FTSE Developed
Markets ETF	300	11,016
Total Exchange-Traded
Funds (cost $682,079)		645,864

	Principal
	amount°
Agency Collateralized Mortgage Obligations – 1.27%
Fannie Mae REMICs
Series 1996-46 ZA 7.50%
11/25/26	1,179	1,326
Series 2003-26 AT 5.00%
11/25/32	8,789	8,924
Series 2005-70 PA 5.50%
8/25/35	4,989	5,587
Series 2008-15 SB 6.178%
8/25/36 ●∑	28,005	5,856
Series 2010-129 SM
5.578% 11/25/40 ●∑	84,446	13,963
Series 2010-41 PN 4.50%
4/25/40	60,000	64,445
Series 2010-43 HJ 5.50%
5/25/40	9,203	10,294

8 NQ-444 [12/15] 2/16 (16083)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2010-96 DC 4.00%
9/25/25	89,355	$94,438
Series 2011-15 SA 6.638%
3/25/41 ●∑	86,766	18,860
Series 2012-122 SD
5.678% 11/25/42 ●∑	95,290	21,315
Series 2013-26 ID 3.00%
4/25/33 ∑	128,187	18,667
Series 2013-38 AI 3.00%
4/25/33 ∑	122,331	17,537
Series 2013-43 IX 4.00%
5/25/43 ∑	306,401	74,384
Series 2013-44 DI 3.00%
5/25/33 ∑	380,908	55,113
Series 2014-36 ZE 3.00%
6/25/44	68,158	59,504
Series 2014-68 BS 5.728%
11/25/44 ●∑	116,869	23,435
Series 2014-90 SA 5.728%
1/25/45 ●∑	318,227	69,922
Series 2015-27 SA 6.028%
5/25/45 ●∑	93,353	21,129
Series 2015-44 Z 3.00%
9/25/43	90,343	84,120
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series K038 A2 3.389%
3/25/24 ⧫	55,000	56,976
Freddie Mac REMICs
Series 2512 PG 5.50%
10/15/22	48,723	52,567
Series 4065 DE 3.00%
6/15/32	15,000	14,969
Series 4120 IK 3.00%
10/15/32 ∑	170,025	22,987
Series 4146 IA 3.50%
12/15/32 ∑	89,310	14,103
Series 4159 KS 5.82%
1/15/43 ●∑	79,708	19,665
Series 4185 LI 3.00%
3/15/33 ∑	91,984	12,930
Series 4191 CI 3.00%
4/15/33 ∑	79,085	10,494
Series 4435 DY 3.00%
2/15/35	73,000	71,423
Freddie Mac Strips
Series 326 S2 5.62%
3/15/44 ●∑	87,264	18,678
GNMA
Series 2010-113 KE 4.50%
9/20/40	140,000	153,787
Series 2015-133 AL 3.00%
5/20/45	96,000	91,571
Total Agency Collateralized
Mortgage Obligations
(cost $1,232,357)		1,208,969

Agency Mortgage-Backed Securities - 12.44%
Fannie Mae ARM
2.418% 5/1/43 ●	48,046	48,460
2.553% 6/1/43 ●	16,585	16,810
2.913% 7/1/45 ●	16,787	17,112
3.177% 4/1/44 ●	56,239	57,950
3.259% 3/1/44 ●	68,288	70,486
3.277% 9/1/43 ●	45,039	46,470
Fannie Mae S.F. 15 yr
2.50% 10/1/27	1,293	1,314
2.50% 12/1/27	16,993	17,268
2.50% 4/1/28	14,348	14,539
2.50% 9/1/28	15,288	15,521
3.00% 9/1/30	51,809	53,425
3.50% 6/1/26	92,736	97,297
3.50% 7/1/26	36,582	38,417
4.00% 4/1/24	12,300	13,013
4.00% 5/1/24	112,395	118,879
4.00% 11/1/25	67,361	71,457
4.00% 12/1/26	36,295	38,494
4.00% 1/1/27	177,562	188,359
4.00% 8/1/27	43,117	45,711
4.50% 4/1/18	2,642	2,730
5.00% 9/1/18	6,505	6,746
5.50% 7/1/22	10,711	11,596
Fannie Mae S.F. 15 yr TBA
2.50% 1/1/31	122,000	122,964
2.50% 2/1/31	32,000	32,194
Fannie Mae S.F. 20 yr
3.00% 2/1/33	5,349	5,492
3.00% 8/1/33	21,863	22,448
3.50% 4/1/33	6,445	6,738
4.00% 1/1/31	9,468	10,105
4.00% 2/1/31	30,948	33,104
Fannie Mae S.F. 30 yr
3.00% 7/1/42	41,945	42,103
3.00% 10/1/42	24,833	24,967
3.00% 12/1/42	52,062	52,202
3.00% 5/1/43	80,809	80,980
4.00% 8/1/43	18,700	19,868

(continues)     NQ-444 [12/15] 2/16 (16083) 9

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 6/1/38	29,463	$32,104
4.50% 7/1/41	21,164	22,903
4.50% 8/1/41	33,162	36,398
4.50% 1/1/42	232,899	251,939
4.50% 9/1/42	395,567	428,919
4.50% 11/1/43	23,446	25,371
4.50% 6/1/44	46,659	50,484
4.50% 10/1/44	175,003	189,782
4.50% 2/1/45	393,408	426,335
5.00% 11/1/35	17,130	18,896
5.00% 4/1/37	10,855	11,969
5.50% 12/1/32	2,023	2,270
5.50% 2/1/33	25,900	28,956
5.50% 4/1/34	10,621	11,939
5.50% 11/1/34	11,558	13,001
5.50% 12/1/34	69,976	78,897
5.50% 3/1/35	22,236	25,036
5.50% 5/1/35	17,846	20,089
5.50% 6/1/35	7,532	8,460
5.50% 1/1/36	33,191	37,345
5.50% 4/1/36	65,870	73,867
5.50% 5/1/36	5,043	5,666
5.50% 7/1/36	3,136	3,529
5.50% 9/1/36	35,543	39,933
5.50% 11/1/36	6,450	7,202
5.50% 1/1/37	27,781	31,058
5.50% 2/1/37	14,037	15,677
5.50% 4/1/37	56,543	63,238
5.50% 8/1/37	29,077	32,704
5.50% 9/1/37	31,150	34,829
5.50% 1/1/38	819	916
5.50% 2/1/38	19,528	21,943
5.50% 3/1/38	14,874	16,587
5.50% 6/1/38	61,299	68,463
5.50% 1/1/39	41,475	46,716
5.50% 2/1/39	95,320	107,108
5.50% 7/1/40	62,048	69,477
5.50% 9/1/41	253,932	283,677
6.00% 4/1/35	117,107	133,449
6.00% 5/1/36	30,327	34,313
6.00% 6/1/36	3,495	3,955
6.00% 12/1/36	3,969	4,518
6.00% 2/1/37	12,657	14,322
6.00% 5/1/37	31,033	35,117
6.00% 6/1/37	2,142	2,439
6.00% 7/1/37	2,177	2,457
6.00% 8/1/37	27,471	31,122
6.00% 9/1/37	4,284	4,846
Fannie Mae S.F. 30 yr
6.00% 11/1/37	4,800	5,418
6.00% 5/1/38	51,209	57,869
6.00% 7/1/38	1,336	1,508
6.00% 9/1/38	10,903	12,339
6.00% 10/1/38	5,053	5,720
6.00% 9/1/39	168,035	189,906
6.00% 3/1/40	16,408	18,563
6.00% 9/1/40	15,715	17,775
6.00% 11/1/40	6,406	7,303
6.00% 5/1/41	78,979	89,469
6.50% 2/1/36	5,737	6,557
6.50% 3/1/40	88,484	101,282
Fannie Mae S.F. 30 yr TBA
3.00% 1/1/46	1,586,000	1,586,014
3.00% 2/1/46	3,636,000	3,628,789
4.50% 1/1/46	419,000	452,468
Freddie Mac ARM
2.521% 1/1/44 ●	134,780	137,361
2.832% 9/1/45 ●	144,160	147,025
2.953% 11/1/44 ●	13,690	14,046
2.959% 10/1/45 ●	35,735	36,411
Freddie Mac S.F. 15 yr
4.00% 12/1/24	16,368	17,278
4.00% 5/1/25	6,188	6,533
4.00% 8/1/25	13,654	14,423
4.50% 8/1/24	37,597	40,299
4.50% 9/1/26	17,126	18,345
Freddie Mac S.F. 20 yr
3.00% 6/1/34	23,532	24,063
3.50% 1/1/34	53,006	55,431
3.50% 9/1/35	34,407	35,887
4.00% 8/1/35	7,833	8,366
4.00% 10/1/35	38,778	41,419
Freddie Mac S.F. 30 yr
3.00% 10/1/42	46,766	46,797
3.00% 11/1/42	45,435	45,477
4.50% 4/1/39	6,451	7,043
4.50% 10/1/39	30,915	33,348
4.50% 11/1/39	83,214	90,328
4.50% 4/1/41	93,511	100,914
5.50% 3/1/34	4,496	4,997
5.50% 12/1/34	4,196	4,673
5.50% 6/1/36	2,840	3,158
5.50% 11/1/36	5,890	6,547
5.50% 12/1/36	1,284	1,427
5.50% 7/1/37	2,335	2,589
5.50% 9/1/37	4,006	4,456

10 NQ-444 [12/15] 2/16 (16083)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 4/1/38	13,557	$15,080
5.50% 6/1/38	3,351	3,733
5.50% 7/1/38	14,606	16,253
5.50% 6/1/39	14,331	15,948
5.50% 3/1/40	15,513	17,261
5.50% 8/1/40	23,894	26,584
5.50% 1/1/41	16,122	17,938
5.50% 6/1/41	83,732	93,138
6.00% 2/1/36	9,199	10,493
6.00% 1/1/38	5,379	6,049
6.00% 6/1/38	15,216	17,157
6.00% 8/1/38	40,876	46,724
6.00% 5/1/40	23,033	26,123
6.00% 7/1/40	23,848	26,899
6.50% 4/1/39	22,950	26,137
GNMA I S.F. 30 yr
5.00% 6/15/40	8,179	9,028
Total Agency
Mortgage-Backed
Securities
(cost $11,868,793)		11,859,606

Collateralized Debt Obligations – 0.93%
Carlyle Global Market
Strategies CLO
Series 2014-2A A 144A
1.832% 5/15/25 #●	250,000	247,700
Cent CLO
Series 2013-20A A 144A
1.80% 1/25/26 #●	150,000	147,660
CIFC Funding
Series 2014-2A A1L 144A
1.862% 5/24/26 #●	250,000	247,500
Magnetite IX
Series 2014-9A A1 144A
1.74% 7/25/26 #●	250,000	247,200
Total Collateralized Debt
Obligations (cost $894,600)		890,060

Commercial Mortgage-Backed Securities – 3.97%
Banc of America Commercial
Mortgage Trust
Series 2006-1 AM
5.421% 9/10/45 ●	4,976	4,971
Series 2006-4 A4
5.634% 7/10/46	40,094	40,420
Series 2007-4 AM
5.809% 2/10/51 ●	60,000	62,714
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PWR18 A4
5.70% 6/11/50	30,000	31,273
CD Commercial Mortgage
Trust
Series 2005-CD1 C
5.284% 7/15/44 ●	2,004	2,003
CFCRE Commercial Mortgage
Trust
Series 2011-C1 A2 144A
3.759% 4/15/44 #	29,930	29,990
Citigroup Commercial
Mortgage Trust
Series 2007-C6 AM
5.71% 12/10/49 ●	35,000	35,764
Series 2014-GC25 A4
3.635% 10/10/47	65,000	66,078
Series 2015-GC27 A5
3.137% 2/10/48	75,000	73,195
COMM Mortgage Trust
Series 2013-CR6 A4
3.101% 3/10/46	50,000	49,982
Series 2014-CR16 A4
4.051% 4/10/47	65,000	68,328
Series 2014-CR19 A5
3.796% 8/10/47	75,000	77,289
Series 2014-CR20 A4
3.59% 11/10/47	25,000	25,330
Series 2014-CR20 AM
3.938% 11/10/47	130,000	133,211
Series 2014-CR21 A3
3.528% 12/10/47	40,000	40,319
Series 2015-3BP A 144A
3.178% 2/10/35 #	200,000	195,989
Series 2015-CR23 A4
3.497% 5/10/48	25,000	25,085
Commercial Mortgage Trust
Series 2007-GG9 AM
5.475% 3/10/39	30,000	30,691
DBUBS Mortgage Trust
Series 2011-LC1A C 144A
5.663% 11/10/46 #●	100,000	110,056
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.631% 11/25/49 #●	40,000	41,919
Series 2011-K13 B 144A
4.60% 1/25/48 #●	100,000	105,933
Series 2011-K15 B 144A
4.948% 8/25/44 #●	10,000	10,746

(continues)     NQ-444 [12/15] 2/16 (16083) 11

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2012-K18 B 144A
4.255% 1/25/45 #●	30,000	$30,855
Series 2012-K19 B 144A
4.036% 5/25/45 #●	15,000	15,256
Series 2012-K22 B 144A
3.687% 8/25/45 #●	50,000	49,582
Series 2012-K22 C 144A
3.687% 8/25/45 #●	40,000	39,913
Series 2012-K707 B 144A
3.883% 1/25/47 #●	20,000	20,388
Series 2012-K708 B 144A
3.754% 2/25/45 #●	80,000	81,440
Series 2012-K708 C 144A
3.754% 2/25/45 #●	15,000	15,158
Series 2012-K711 B 144A
3.562% 8/25/45 #●	10,000	10,112
Series 2013-K25 C 144A
3.618% 11/25/45 #●	40,000	37,863
Series 2013-K26 C 144A
3.599% 12/25/45 #●	25,000	24,120
Series 2013-K30 C 144A
3.556% 6/25/45 #●	40,000	37,258
Series 2013-K31 C 144A
3.627% 7/25/46 #●	85,000	79,941
Series 2013-K33 B 144A
3.503% 8/25/46 #●	50,000	48,370
Series 2013-K33 C 144A
3.503% 8/25/46 #●	10,000	9,512
Series 2013-K712 B 144A
3.371% 5/25/45 #●	35,000	35,110
Series 2013-K713 B 144A
3.165% 4/25/46 #●	70,000	69,595
Series 2013-K713 C 144A
3.165% 4/25/46 #●	75,000	72,207
Series 2014-K716 C 144A
3.953% 8/25/47 #●	30,000	29,811
Series 2015-K47 B 144A
3.60% 6/25/48 #●	35,000	31,169
GS Mortgage Securities Trust
Series 2010-C1 A2 144A
4.592% 8/10/43 #	400,000	429,374
Series 2014-GC24 A5
3.931% 9/10/47	80,000	83,236
Series 2015-GC32 A4
3.764% 7/10/48	25,000	25,551
Hilton USA Trust
Series 2013-HLT BFX 144A
3.367% 11/5/30 #	100,000	100,074
Houston Galleria Mall Trust
Series 2015-HGLR A1A2
144A 3.087% 3/5/37 #	200,000	194,697
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C18 A1
1.254% 2/15/47	28,467	28,173
Series 2014-C22 B
4.561% 9/15/47 ●	20,000	20,325
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.498% 8/12/37 ●	25,000	26,859
Series 2005-LDP5 D
5.522% 12/15/44 ●	45,000	44,888
Series 2006-LDP8 AM
5.44% 5/15/45	163,000	165,842
Series 2015-JP1 A5
3.914% 1/15/49	75,000	77,252
LB-UBS Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	3,108	3,119
Series 2006-C6 AJ
5.452% 9/15/39 ●	70,000	70,434
Series 2006-C6 AM
5.413% 9/15/39	65,000	66,193
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C19 AS
3.832% 12/15/47	15,000	15,144
Series 2015-C22 A3
3.046% 4/15/48	35,000	33,823
Series 2015-C23 A4
3.719% 7/15/50	110,000	112,096
Series 2015-C26 A5
3.531% 10/15/48	65,000	65,016
Morgan Stanley Capital I Trust
Series 2006-HQ10 B
5.448% 11/12/41 ●	100,000	96,029
Series 2006-TOP23 A4
5.847% 8/12/41 ●	33,310	33,544
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5 A3
2.918% 10/15/45	35,000	34,791
Series 2015-NXS3 A4
3.617% 9/15/57	40,000	40,390

12 NQ-444 [12/15] 2/16 (16083)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage
Trust
Series 2014-C23 A5
3.917% 10/15/57	15,000	$15,580
Total Commercial
Mortgage-Backed
Securities (cost $3,856,807)		3,781,376

Convertible Bonds – 0.86%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
expiration date 4/27/18 @	49,000	49,429
Ares Capital 5.75% exercise
price $18.36, expiration
date 2/1/16	17,000	17,032
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	30,000	32,606
BioMarin Pharmaceutical
1.50% exercise price
$94.15, expiration date
10/13/20	9,000	12,071
Blackstone Mortgage Trust
5.25% exercise price
$28.66, expiration date
12/1/18	41,000	41,820
Blucora 4.25% exercise price
$21.66, expiration date
3/29/19	29,000	24,179
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, expiration date
10/11/18 #@	34,000	33,681
Cardtronics 1.00% exercise
price $52.35, expiration
date 11/27/20	31,000	28,927
Cemex 3.72% exercise price
$11.90, expiration date
3/15/20	22,000	17,366
Chart Industries 2.00%
exercise price $69.03,
expiration date 7/30/18 @	33,000	28,710
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #	16,000	19,920
GAIN Capital Holdings
4.125% exercise price
$12.00, expiration date
11/30/18 @	19,000	19,107
General Cable 4.50% exercise
price $33.38, expiration
date 11/15/29 @Φ	35,000	21,591
Gilead Sciences 1.625%
exercise price $22.44,
expiration date 4/29/16	6,000	26,820
HealthSouth 2.00% exercise
price $38.08, expiration
date 11/30/43	24,000	25,980
Helix Energy Solutions Group
3.25% exercise price
$25.02, expiration date
3/12/32	24,000	19,035
inContact 144A 2.50%
exercise price $14.23,
expiration date 4/1/22 #	28,000	26,477
Infinera 1.75% exercise price
$12.58, expiration date
6/1/18	7,000	10,833
Liberty Interactive 144A
1.00% exercise price
$64.23, expiration date
9/28/43 #	29,000	25,067
Meritor 4.00% exercise price
$26.73, expiration date
2/12/27 Φ	35,000	33,272
Microchip Technology 144A
1.625% exercise price
$66.61, expiration date
2/13/25 #	14,000	13,983
New Mountain Finance
5.00% exercise price
$15.93, expiration date
6/15/19 @	5,000	4,913
Novellus Systems 2.625%
exercise price $34.37,
expiration date 5/14/41	17,000	40,088
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17	22,000	30,126
NXP Semiconductors 1.00%
exercise price $102.84,
expiration date 11/27/19	18,000	19,811
PROS Holdings 144A 2.00%
exercise price $33.79,
expiration date 11/27/19 #	30,000	29,438
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, expiration date
12/13/18 @	23,000	20,269

(continues)     NQ-444 [12/15] 2/16 (16083) 13

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Convertible Bonds (continued)
Spirit Realty Capital 3.75%
exercise price $13.10,
expiration date 5/13/21 @		35,000	$33,185
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19 @		6,000	3,956
TPG Specialty Lending 4.50%
exercise price $25.83,
expiration date
12/15/19 @		19,000	18,786
Vector Group 1.75% exercise
price $24.64, expiration
date 4/15/20 ●		34,000	39,036
Vector Group 2.50% exercise
price $15.98, expiration
date 1/14/19 ●		15,000	23,059
VEREIT 3.75% exercise price
$14.99, expiration date
12/14/20 @		29,000	26,082
Total Convertible Bonds
(cost $800,953)			816,655

Corporate Bonds – 19.39%
Banking – 3.06%
Australia & New Zealand
Banking Group
2.625% 12/10/18	CAD	27,000	20,280
Banco Bilbao Vizcaya
Argentaria Colombia 144A
4.875% 4/21/25 #		150,000	144,000
Bank of America
3.875% 8/1/25		105,000	106,801
3.95% 4/21/25		240,000	234,154
Bank of New York Mellon
2.15% 2/24/20		15,000	14,846
Citizens Financial Group
4.30% 12/3/25		55,000	55,399
City National 5.25% 9/15/20		55,000	61,202
Cooperatieve Centrale
Raiffeisen-Boerenleenbank
4.25% 1/13/22	AUD	53,000	39,727
Credit Suisse Group 144A
6.25% 12/29/49 #●		220,000	220,521
Fifth Third Bancorp
2.875% 7/27/20		25,000	24,999
Goldman Sachs Group
5.20% 12/17/19	NZD	18,000	12,744
JPMorgan Chase
0.953% 1/28/19 ●		53,000	52,647
4.25% 11/2/18	NZD	85,000	58,853
4.25% 10/1/27		20,000	19,998
JPMorgan Chase
6.75% 8/29/49 ●		60,000	65,475
KeyBank 3.30% 6/1/25		250,000	247,566
Morgan Stanley
1.17% 1/24/19 ●		57,000	56,896
3.95% 4/23/27		10,000	9,728
5.00% 9/30/21	AUD	54,000	41,253
PNC Funding 5.625% 2/1/17		150,000	155,985
Santander UK Group Holdings
144A 4.75% 9/15/25 #		200,000	198,328
State Street
2.55% 8/18/20		60,000	60,786
3.55% 8/18/25		75,000	77,451
SunTrust Banks
2.35% 11/1/18		90,000	90,530
Toronto-Dominion Bank
2.50% 12/14/20		70,000	70,052
USB Capital IX 3.50%
10/29/49 @●		145,000	111,831
Wells Fargo
2.55% 12/7/20		110,000	109,535
4.30% 7/22/27		85,000	86,949
Woori Bank
144A 2.875% 10/2/18 #		200,000	202,962
144A 4.75% 4/30/24 #		200,000	205,048
Zions Bancorporation
4.50% 6/13/23		60,000	61,739
			2,918,285
Basic Industry – 1.29%
ArcelorMittal 10.85% 6/1/19		85,000	80,113
Ball 5.25% 7/1/25		45,000	46,181
CF Industries 6.875% 5/1/18		105,000	113,831
Dow Chemical
8.55% 5/15/19		198,000	233,546
Georgia-Pacific
8.00% 1/15/24		160,000	202,651
Gerdau Holdings 144A
7.00% 1/20/20 #		100,000	90,000
Grace (W.R.) 144A
5.125% 10/1/21 #		15,000	15,187
INVISTA Finance 144A
4.25% 10/15/19 #		75,000	73,125
Joseph T Ryerson & Son
11.25% 10/15/18 @		14,000	10,500
Lundin Mining 144A
7.50% 11/1/20 #		35,000	32,900
Methanex 4.25% 12/1/24		75,000	66,614
OCP 144A 4.50% 10/22/25 #		200,000	187,013

14 NQ-444 [12/15] 2/16 (16083)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
PolyOne 5.25% 3/15/23		30,000	$29,400
PPG Industries
2.30% 11/15/19		50,000	49,528
			1,230,589
Capital Goods – 0.60%
Brambles USA 144A
4.125% 10/23/25 #		20,000	20,151
BWAY Holding 144A
9.125% 8/15/21 #		44,000	41,360
Cemex Finance 144A
9.375% 10/12/22 #		200,000	211,500
Embraer Netherlands Finance
5.05% 6/15/25		35,000	31,937
Fortune Brands Home &
Security 3.00% 6/15/20		35,000	34,845
General Electric
4.00% 12/29/49 ●		123,450	123,604
Lockheed Martin
2.50% 11/23/20		20,000	19,904
3.55% 1/15/26		35,000	35,195
Owens-Brockway Glass
Container 144A
5.875% 8/15/23 #		15,000	15,253
Parker-Hannifin
3.30% 11/21/24		5,000	5,049
TransDigm 6.50% 7/15/24		30,000	29,985
			568,783
Consumer Cyclical – 1.22%
American Axle &
Manufacturing
6.25% 3/15/21		45,000	46,744
AutoNation 3.35% 1/15/21		15,000	14,964
CDK Global 4.50% 10/15/24		45,000	44,858
CVS Health 144A
5.00% 12/1/24 #		30,000	32,513
Daimler 2.75% 12/10/18	NOK	520,000	60,745
Delphi Automotive
3.15% 11/19/20		30,000	29,995
Ford Motor 7.45% 7/16/31		92,000	113,809
Ford Motor Credit
4.05% 12/10/18	AUD	14,000	10,220
General Motors Financial
3.45% 4/10/22		100,000	96,059
4.00% 1/15/25		65,000	61,784
4.375% 9/25/21		50,000	50,766
Harman International
Industries 4.15% 5/15/25		30,000	28,807
Host Hotels & Resorts
3.75% 10/15/23		60,000	57,944
4.50% 2/1/26		5,000	4,945
Hyundai Capital America
144A 2.125% 10/2/17 #		60,000	59,660
144A 2.55% 2/6/19 #		15,000	14,895
Lear 5.25% 1/15/25		70,000	71,575
Marriott International
3.375% 10/15/20		50,000	50,948
Meritor 6.75% 6/15/21		30,000	27,750
QVC 5.45% 8/15/34		65,000	56,382
Signet UK Finance
4.70% 6/15/24		85,000	83,849
Starwood Hotels & Resorts
Worldwide
3.75% 3/15/25 @		45,000	44,135
4.50% 10/1/34 @		10,000	9,042
Toyota Finance Australia
2.25% 8/31/16	NOK	60,000	6,811
3.04% 12/20/16	NZD	120,000	81,699
			1,160,899
Consumer Non-Cyclical – 1.66%
AstraZeneca
2.375% 11/16/20		50,000	49,700
3.375% 11/16/25		80,000	79,586
Becton Dickinson
6.375% 8/1/19		95,000	107,326
Community Health Systems
6.875% 2/1/22		60,000	57,225
DaVita HealthCare Partners
5.00% 5/1/25		125,000	120,937
Express Scripts Holding
2.25% 6/15/19		55,000	54,721
HCA 5.375% 2/1/25		95,000	93,931
HealthSouth
5.125% 3/15/23		15,000	14,437
5.75% 11/1/24		10,000	9,587
144A 5.75% 9/15/25 #		15,000	14,025
Immucor 11.125% 8/15/19		160,000	146,400
JB 144A 3.75% 5/13/25 #		150,000	143,633
JBS Investments 144A
7.75% 10/28/20 #		200,000	193,000
Kinetic Concepts
10.50% 11/1/18		35,000	34,213
Mallinckrodt International
Finance
144A 4.875% 4/15/20 #		30,000	29,025
144A 5.50% 4/15/25 #		70,000	64,750

(continues)     NQ-444 [12/15] 2/16 (16083) 15

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Perrigo Finance
3.50% 12/15/21		200,000	$194,655
Prestige Brands 144A
5.375% 12/15/21 #		40,000	38,600
Tenet Healthcare
4.50% 4/1/21		50,000	49,000
Zimmer Biomet Holdings
3.375% 11/30/21		90,000	90,204
			1,584,955
Energy – 1.27%
AmeriGas Finance
7.00% 5/20/22		35,000	34,037
Continental Resources
4.50% 4/15/23		70,000	50,365
Dominion Gas Holdings
3.60% 12/15/24		55,000	54,490
4.60% 12/15/44		85,000	79,301
Ecopetrol 5.375% 6/26/26		60,000	51,225
Enbridge Energy Partners
8.05% 10/1/37 ●		115,000	94,587
Energy Transfer Partners
9.70% 3/15/19		56,000	61,717
EnLink Midstream Partners
4.15% 6/1/25		80,000	61,642
Enterprise Products Operating
7.034% 1/15/68 ●		20,000	20,350
Murphy Oil USA
6.00% 8/15/23		80,000	84,400
Noble Energy
5.05% 11/15/44		50,000	40,507
Petrobras Global Finance
5.875% 3/1/18		25,000	22,313
Petroleos Mexicanos
144A 3.50% 7/23/20 #		60,000	56,940
6.50% 6/2/41		15,000	13,043
Plains All American Pipeline
8.75% 5/1/19		90,000	98,805
Regency Energy Partners
5.875% 3/1/22		95,000	89,656
Talisman Energy
3.75% 2/1/21		50,000	45,386
Williams Partners
7.25% 2/1/17		85,000	86,700
Woodside Finance
144A 3.65% 3/5/25 #		70,000	62,117
144A 8.75% 3/1/19 #		65,000	74,624
YPF 144A 8.75% 4/4/24 #		30,000	29,250
			1,211,455
Financials – 0.60%
Affiliated Managers Group
3.50% 8/1/25		60,000	57,183
American Tower
2.80% 6/1/20		30,000	29,685
4.00% 6/1/25		35,000	34,470
Aviation Capital Group
144A 2.875% 9/17/18 #		5,000	4,978
144A 4.875% 10/1/25 #		25,000	24,878
144A 6.75% 4/6/21 #		50,000	56,063
General Electric Capital
4.25% 1/17/18	NZD	10,000	6,906
5.55% 5/4/20		40,000	45,329
6.00% 8/7/19		80,000	90,672
Jefferies Group
6.45% 6/8/27		30,000	31,835
6.50% 1/20/43		20,000	18,549
Lazard Group
3.75% 2/13/25		60,000	55,464
6.85% 6/15/17		17,000	18,106
Peachtree Corners Funding
Trust 144A
3.976% 2/15/25 #		100,000	99,466
			573,584
Insurance – 1.05%
Berkshire Hathaway Finance
2.90% 10/15/20		75,000	77,780
Highmark
144A 4.75% 5/15/21 #@		45,000	45,812
144A 6.125% 5/15/41 #@		20,000	19,899
HUB International 144A
7.875% 10/1/21 #		39,000	35,197
Liberty Mutual Group 144A
4.95% 5/1/22 #		25,000	26,536
MetLife
5.25% 12/29/49 ●		160,000	163,200
6.40% 12/15/36		90,000	98,550
Prudential Financial
4.50% 11/15/20		20,000	21,487
5.375% 5/15/45 ●		45,000	45,000
5.625% 6/15/43 ●		35,000	35,875
5.875% 9/15/42 ●		70,000	73,115
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #		50,000	50,145
144A 4.125% 11/1/24 #		95,000	95,498
USI 144A 7.75% 1/15/21 #		15,000	14,456
Voya Financial
5.65% 5/15/53 ●		60,000	59,400

16 NQ-444 [12/15] 2/16 (16083)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
XLIT
4.45% 3/31/25	65,000	$63,771
5.50% 3/31/45	50,000	46,877
6.50% 12/29/49 ●	40,000	29,150
		1,001,748
Media – 0.68%
21st Century Fox America
144A 3.70% 10/15/25 #	20,000	19,991
144A 4.95% 10/15/45 #	65,000	64,260
CCO Holdings 144A
5.125% 5/1/23 #	65,000	65,163
CCO Safari II 144A
4.908% 7/23/25 #	145,000	145,078
CCOH Safari 144A
5.75% 2/15/26 #	40,000	40,200
CSC Holdings 5.25% 6/1/24	150,000	132,000
Gray Television
7.50% 10/1/20	30,000	30,937
Time Warner 4.85% 7/15/45	75,000	71,692
Tribune Media 144A
5.875% 7/15/22 #	80,000	80,200
		649,521
Real Estate – 0.59%
CBL & Associates
4.60% 10/15/24	55,000	51,933
5.25% 12/1/23	15,000	14,372
Corporate Office Properties
3.60% 5/15/23	55,000	50,757
5.25% 2/15/24	65,000	66,602
DDR
7.50% 4/1/17	30,000	31,970
7.875% 9/1/20	73,000	87,457
Education Realty Operating
Partnership
4.60% 12/1/24	60,000	59,305
Hospitality Properties Trust
4.50% 3/15/25	55,000	52,903
Kimco Realty 3.40% 11/1/22	10,000	9,921
Omega Healthcare Investors
144A 5.25% 1/15/26 #	35,000	35,794
UDR 4.00% 10/1/25	20,000	20,230
Ventas Realty
4.125% 1/15/26	35,000	34,960
WP Carey 4.60% 4/1/24	45,000	44,950
		561,154
Services – 0.39%
AECOM 5.875% 10/15/24	75,000	76,781
GEO Group
5.125% 4/1/23	55,000	52,387
5.875% 10/15/24	30,000	29,250
MGM Resorts International
6.00% 3/15/23	68,000	67,660
United Rentals North America
5.50% 7/15/25	103,000	100,296
Zayo Group 6.00% 4/1/23	45,000	42,750
		369,124
Technology - 0.47%
First Data
144A 5.00% 1/15/24 #	30,000	29,925
144A 5.75% 1/15/24 #	180,000	177,750
144A 7.00% 12/1/23 #	17,000	17,043
Jabil Circuit 7.75% 7/15/16	9,000	9,247
Micron Technology
5.50% 2/1/25	60,000	52,350
Microsoft
4.20% 11/3/35	25,000	25,580
4.45% 11/3/45	15,000	15,507
Motorola Solutions
4.00% 9/1/24	35,000	30,427
Oracle
3.25% 5/15/30	65,000	61,146
4.30% 7/8/34	25,000	24,917
		443,892
Telecommunications - 2.07%
American Tower Trust I 144A
3.07% 3/15/23 #	75,000	73,726
AT&T 4.50% 5/15/35	35,000	32,472
CC Holdings GS V
3.849% 4/15/23	30,000	29,489
CenturyLink
5.80% 3/15/22	75,000	69,019
6.75% 12/1/23	50,000	47,063
Crown Castle Towers 144A
4.883% 8/15/20 #	255,000	273,332
Digicel Group 144A
8.25% 9/30/20 #	200,000	166,000
Equinix 5.375% 4/1/23	80,000	82,000
Frontier Communications
144A 8.875% 9/15/20 #	50,000	50,750
GTP Acquisition Partners I
144A 2.35% 6/15/20 #	100,000	97,099
Hughes Satellite Systems
7.625% 6/15/21	25,000	26,594
Millicom International Cellular
144A 6.625% 10/15/21 #	200,000	185,750

(continues)     NQ-444 [12/15] 2/16 (16083) 17

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
SBA Tower Trust
144A 2.24% 4/16/18 #	55,000	$53,997
144A 2.898% 10/15/19 #	40,000	39,088
SES 144A 3.60% 4/4/23 #	110,000	107,511
SES GLOBAL Americas
Holdings 144A
5.30% 3/25/44 #	120,000	114,797
Sprint 7.125% 6/15/24	90,000	65,363
Telefonica Emisiones
6.421% 6/20/16	80,000	81,848
Time Warner Cable
5.50% 9/1/41	15,000	13,599
T-Mobile USA
6.125% 1/15/22	60,000	61,800
Verizon Communications
4.862% 8/21/46	110,000	104,543
VTR Finance 144A
6.875% 1/15/24 #	200,000	184,500
WPP Finance 2010
5.625% 11/15/43	15,000	15,272
		1,975,612
Transportation – 0.38%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	35,000	33,906
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫	28,255	28,272
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	44,090	42,602
American Airlines 2015-2
Class AA Pass Through
Trust 3.60% 9/22/27 ⧫	10,000	10,113
FedEx 4.75% 11/15/45	30,000	29,841
Penske Truck Leasing 144A
3.30% 4/1/21 #	30,000	29,612
Trinity Industries
4.55% 10/1/24 @	70,000	64,232
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ⧫	24,257	24,833
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ⧫	55,000	55,553
United Parcel Service
5.125% 4/1/19	40,000	44,159
		363,123
Utilities – 4.06%
AES Gener 144A 8.375%
12/18/73#@⧫	200,000	201,000
Ameren Illinois
3.25% 3/1/25	55,000	55,382
9.75% 11/15/18	165,000	198,888
American Transmission
Systems 144A
5.25% 1/15/22 #	140,000	152,924
American Water Capital
3.40% 3/1/25	65,000	66,113
4.30% 9/1/45	15,000	15,219
Appalachian Power
3.40% 6/1/25	165,000	161,335
4.45% 6/1/45	35,000	33,356
Berkshire Hathaway Energy
3.75% 11/15/23	90,000	92,509
Calpine 5.375% 1/15/23	30,000	27,075
Cleveland Electric Illuminating
5.50% 8/15/24	60,000	67,680
CMS Energy 6.25% 2/1/20	65,000	73,791
ComEd Financing III
6.35% 3/15/33 @	65,000	66,508
Commonwealth Edison
4.35% 11/15/45	60,000	60,545
Consumers Energy
4.10% 11/15/45	15,000	14,936
DTE Energy 144A
3.30% 6/15/22 #	60,000	60,268
Duke Energy
3.75% 4/15/24	75,000	76,121
4.80% 12/15/45	65,000	65,928
Dynegy 7.625% 11/1/24	48,000	41,270
Electricite de France 144A
5.25% 12/29/49 #●	190,000	179,313
Enel 144A
8.75% 9/24/73 #●	200,000	228,250
Enel Finance International
144A 6.00% 10/7/39 #	100,000	112,184
Entergy 4.00% 7/15/22	30,000	30,648
Entergy Louisiana
4.05% 9/1/23	150,000	154,869
Exelon 144A
3.95% 6/15/25 #	55,000	55,034
Great Plains Energy
4.85% 6/1/21	30,000	32,256
Integrys Holding 6.11%
12/1/66 @●	105,000	79,815
IPALCO Enterprises
5.00% 5/1/18	35,000	36,837

18 NQ-444 [12/15] 2/16 (16083)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Kansas City Power & Light
3.65% 8/15/25	90,000	$90,812
LG&E & KU Energy
4.375% 10/1/21	110,000	116,371
Louisville Gas & Electric
4.375% 10/1/45	35,000	35,847
Metropolitan Edison 144A
4.00% 4/15/25 #	40,000	39,676
MidAmerican Energy
4.25% 5/1/46	110,000	109,087
National Rural Utilities
Cooperative Finance
2.30% 11/1/20	10,000	9,910
3.25% 11/1/25	5,000	4,985
4.75% 4/30/43 ●	85,000	84,057
NextEra Energy Capital
Holdings
2.40% 9/15/19	85,000	83,819
3.625% 6/15/23	35,000	34,926
NV Energy 6.25% 11/15/20	65,000	73,917
Pennsylvania Electric
5.20% 4/1/20	75,000	80,030
Public Service of New
Hampshire
3.50% 11/1/23	50,000	51,279
Puget Energy 6.00% 9/1/21	35,000	39,478
Southern 2.75% 6/15/20	250,000	247,716
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	50,000	50,102
WEC Energy Group
3.55% 6/15/25	50,000	50,379
Westar Energy
3.25% 12/1/25	40,000	40,164
Wisconsin Electric Power
4.30% 12/15/45	35,000	35,881
Xcel Energy 3.30% 6/1/25	160,000	156,725
		3,875,215
Total Corporate Bonds
(cost $18,916,158)		18,487,939

Non-Agency Asset-Backed Securities – 2.99%
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	87,013	90,912
Ally Master Owner Trust
Series 2012-5 A
1.54% 9/15/19	100,000	99,402
Ally Master Owner Trust
Series 2014-4 A2
1.43% 6/17/19	90,000	89,677
American Express Credit
Account Secured Note Trust
Series 2012-4 A
0.571% 5/15/20 ●	185,000	184,503
Avis Budget Rental Car
Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #	100,000	101,106
Bank of America Credit Card
Trust
Series 2014-A3 A
0.621% 1/15/20 ●	70,000	69,923
Series 2015-A1 A
0.661% 6/15/20 ●	185,000	184,638
Cabela’s Credit Card Master
Note Trust
Series 2012-2A A1 144A
1.45% 6/15/20 #	100,000	99,730
California Republic Auto
Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	24,639	24,627
Capital One Multi-Asset
Execution Trust
Series 2007-A5 A5
0.371% 7/15/20 ●	100,000	99,502
Chase Issuance Trust
Series 2014-A5 A5
0.701% 4/15/21 ●	100,000	99,507
Chesapeake Funding
Series 2012-2A A 144A
0.872% 5/7/24 #●	37,001	36,987
CIT Equipment Collateral
Series 2014-VT1 A2 144A
0.86% 5/22/17 #	74,327	74,257
Citibank Credit Card Issuance
Trust
Series 2014-A6 A6
2.15% 7/15/21	200,000	200,957
Series 2014-A9 A9
0.67% 11/23/18 ●	145,000	144,959
Discover Card Execution Note
Trust
Series 2015-A3 A
1.45% 3/15/21	100,000	99,079
FirstKey Lending Trust
Series 2015-SFR1 A 144A
2.553% 3/9/47 #	98,434	96,408

(continues)     NQ-444 [12/15] 2/16 (16083) 19

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Ford Credit Auto Lease Trust
Series 2015-A A3
1.13% 6/15/18	45,000	$44,792
Ford Credit Auto Owner Trust
Series 2014-2 A 144A
2.31% 4/15/26 #	100,000	99,836
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	48,750	44,315
Honda Auto Receivables
Owner Trust
Series 2015-3 A3
1.27% 4/18/19	100,000	99,530
MMAF Equipment Finance
Series 2014-AA A4 144A
1.59% 2/8/22 #	100,000	99,302
Nissan Auto Lease Trust
Series 2015-B A2B
0.861% 12/15/17 ●	45,000	45,030
PFS Financing
Series 2015-AA A 144A
0.951% 4/15/20 #●	100,000	98,279
Porsche Innovative Lease
Owner Trust
Series 2015-1 A3 144A
1.19% 7/23/18 #	100,000	98,861
Progress Residential Trust
Series 2015-SFR2 A 144A
2.74% 6/12/32 #	100,000	97,584
Synchrony Credit Card Master
Note Trust
Series 2012-6 A
1.36% 8/17/20	100,000	99,506
Series 2015-2 A
1.60% 4/15/21	100,000	99,287
Volkswagen Credit Auto
Master Trust
Series 2014-1A A2 144A
1.40% 7/22/19 #	135,000	133,257
Total Non-Agency
Asset-Backed Securities
(cost $2,888,735)		2,855,753

Non-Agency Collateralized Mortgage Obligations – 1.85%
Bank of America Alternative
Loan Trust
Series 2005-3 2A1
5.50% 4/25/20	1,520	1,522
Series 2005-6 7A1
5.50% 7/25/20	1,067	1,042
ChaseFlex Trust
Series 2006-1 A4
4.775% 6/25/36 ●	100,000	85,802
Credit Suisse First Boston
Mortgage Securities
Series 2005-5 6A3
5.00% 7/25/35	43,647	43,720
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36	51,491	53,094
Series 2014-2 B1 144A
3.428% 6/25/29 #●	89,031	88,970
Series 2014-2 B2 144A
3.428% 6/25/29 #●	89,031	87,622
Series 2014-IVR6 2A4
144A 2.50% 7/25/44 #●	100,000	100,894
Series 2015-1 B1 144A
2.664% 12/25/44 #●	198,633	195,960
Series 2015-4 B1 144A
3.636% 6/25/45 #●	99,105	96,386
Series 2015-4 B2 144A
3.636% 6/25/45 #●	99,105	94,344
Series 2015-5 B2 144A
2.91% 5/25/45 #●	99,453	92,557
Series 2015-6 B1 144A
3.657% 10/25/45 #●	99,578	98,938
Series 2015-6 B2 144A
3.657% 10/25/45 #●	99,578	97,007
New Residential Mortgage
Loan Trust 2015-2
Series 2015-2A A1
3.75% 8/25/55 ●	98,247	99,674
Sequoia Mortgage Trust
Series 2013-11 B1 144A
3.679% 9/25/43 #●	95,002	94,482
Series 2014-2 A4 144A
3.50% 7/25/44 #●	63,260	63,556
Series 2015-1 B2 144A
3.896% 1/25/45 #●	24,494	24,494
Structured Asset Securities
Corporation Mortgage Pass
Through Certificates
Series 2004-20 2A1
5.50% 11/25/34 ⧫	26,672	27,220
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	97,524	96,314
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	98,935	97,371

20 NQ-444 [12/15] 2/16 (16083)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-2 3A1
5.75% 3/25/36		14,849	$15,143
Series 2006-AR5 2A1
2.714% 4/25/36 ●		10,327	9,690
WinWater Mortgage Loan
Trust
Series 2015-3 B1 144A
3.911% 3/20/45 #●		98,542	98,291
Total Non-Agency
Collateralized Mortgage
Obligations
(cost $1,724,337)			1,764,093

Regional Bonds – 0.16%Δ
Australia – 0.06%
Queensland Treasury 144A
3.25% 7/21/26 #	AUD	75,000	53,467
			53,467
Canada – 0.10%
Province of Ontario Canada
3.45% 6/2/45	CAD	56,000	42,349
Province of Quebec Canada
6.00% 10/1/29	CAD	54,000	52,986
			95,335

Total Regional Bonds
(cost $167,957)			148,802

Senior Secured Loans – 5.27%«
Activision Blizzard Tranche B
1st Lien 3.25% 10/11/20		194,350	194,471
Aramark Tranche E
3.25% 9/7/19		107,232	106,964
Avago Technologies Cayman
Finance Tranche B 1st Lien
4.25% 11/13/22		60,000	59,358
BJ’s Wholesale Club Tranche B
1st Lien 4.50% 9/26/19		304,398	291,537
Caesars Growth Properties
Holdings Tranche B 1st Lien
6.25% 5/8/21 @		74,685	65,957
Community Health Systems
Tranche F 1st Lien
3.657% 12/31/18		44,232	43,671
Community Health Systems
Tranche G 1st Lien
3.75% 12/31/19		60,540	59,112
Community Health Systems
Tranche H 1st Lien
4.00% 1/27/21		111,392	109,617
DPx Holdings 1st Lien
4.25% 3/11/21		54,175	52,347
Energy Transfer Equity 1st Lien
3.25% 12/2/19 @		65,000	58,717
FCA U.S. Tranche B 1st Lien
3.50% 5/24/17		14,580	14,554
First Data Tranche B 1st Lien
4.418% 3/24/21		292,556	292,034
Gardner Denver 1st Lien
4.25% 7/30/20		184,515	166,756
HCA Tranche B4 1st Lien
3.357% 5/1/18		307,913	307,955
HCA Tranche B5 1st Lien
3.174% 3/31/17		233,623	233,606
Hilton Worldwide Finance
Tranche B2 1st Lien
3.50% 10/25/20		270,713	270,476
Houghton International 1st
Lien 4.25% 12/20/19		344,350	343,202
Huntsman International
Tranche B 1st Lien
3.75% 10/1/21		346,500	344,334
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18		86,639	85,209
Immucor Tranche B2 1st Lien
5.00% 8/19/18 @		288,651	274,940
Intelsat Jackson Holdings
Tranche B2 1st Lien
3.75% 6/30/19		273,448	259,365
Landry’s Tranche B 1st Lien
4.00% 4/24/18		72,154	71,895
Level 3 Financing Tranche B
1st Lien 4.00% 1/15/20		125,000	124,968
MPH Acquisition Tranche B
1st Lien 3.75% 3/31/21		57,372	55,986
Numericable US 1st Lien
4.50% 5/21/20		119,428	117,851
Numericable US Tranche B2
1st Lien 4.50% 5/21/20		103,322	99,867
Republic of Angola
(Unsecured)
7.045% 12/16/23 @		175,000	150,500
Sensus 2nd Lien
8.50% 5/9/18 @		85,000	83,513
Smart & Final Stores Tranche
B 1st Lien
4.00% 11/15/19		37,945	37,676

(continues)     NQ-444 [12/15] 2/16 (16083) 21

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Senior Secured Loans« (continued)
Univision Communications
Tranche C4 1st Lien
4.00% 3/1/20		317,431	$311,413
USI Tranche B 1st Lien
4.25% 12/27/19		87,315	84,396
Valeant Pharmaceuticals
International Tranche BE
1st Lien 3.75% 8/5/20		265,000	254,897
Total Senior Secured Loans
(cost $5,119,908)			5,027,144

Sovereign Bonds – 1.02%Δ
Australia – 0.07%
Australia Government Bond
3.75% 4/21/37	AUD	83,000	63,363
			63,363
Canada – 0.01%
Canadian Government Bond
2.75% 12/1/48	CAD	13,000	10,660
			10,660
Dominican Republic – 0.10%
Dominican Republic
International Bond 144A
5.50% 1/27/25 #		100,000	96,750
			96,750
Indonesia – 0.22%
Indonesia Government
International Bond 144A
4.875% 5/5/21 #		200,000	207,914
			207,914
Japan – 0.03%
Japan Government 40 yr
Bond 1.40% 3/20/55	JPY	3,400,000	28,367
			28,367
Mexico – 0.08%
Mexican Bonos
10.00% 12/5/24	MXN	1,029,000	75,313
			75,313
Norway – 0.01%
Norway Government
Bond 144A
2.00% 5/24/23 #	NOK	69,000	8,214
			8,214
Peru – 0.05%
Peruvian Government
International Bond
4.125% 8/25/27		46,000	45,310
			45,310
Poland – 0.05%
Poland Government Bond
3.25% 7/25/25	PLN	172,000	45,129
			45,129
Portugal – 0.04%
Portugal Government
International Bond 144A
5.125% 10/15/24 #		39,000	39,889
			39,889
Republic of Korea – 0.09%
Inflation Linked Korea
Treasury Bond
1.125% 6/10/23	KRW	102,628,880	85,116
			85,116
Sweden – 0.04%
Sweden Government Bond
1.50% 11/13/23	SEK	305,000	37,959
			37,959
United Kingdom – 0.18%
United Kingdom Gilt
3.25% 1/22/44	GBP	7,900	12,967
3.50% 1/22/45	GBP	18,400	31,673
United Kingdom Gilt Inflation
Linked
0.125% 3/22/24	GBP	82,425	129,103
			173,743
Uruguay – 0.05%
Uruguay Government
International Bond
4.375% 10/27/27		54,000	53,325
			53,325
Total Sovereign Bonds
(cost $1,034,220)			971,052

Supranational Banks – 0.13%
European Bank for
Reconstruction &
Development
7.375% 4/15/19	IDR	420,000,000	28,775
Inter-American Development
Bank 6.00% 9/5/17	INR	4,500,000	67,208

22 NQ-444 [12/15] 2/16 (16083)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Supranational Banks (continued)
International Bank for
Reconstruction &
Development
4.625% 10/6/21	NZD	25,000	$17,882
International Finance
3.625% 5/20/20	NZD	11,000	7,547
Total Supranational Banks
(cost $135,678)			121,412

U.S. Treasury Obligations – 6.97%
U.S. Treasury Bond
3.00% 11/15/45		1,050,000	1,047,026
U.S. Treasury Floating Rate
Note
0.383% 10/31/17 ●		575,000	574,529
U.S. Treasury Notes
1.625% 11/30/20 ∞		2,700,000	2,684,232
2.25% 11/15/25		2,350,000	2,344,997
Total U.S. Treasury
Obligations
(cost $6,689,270)			6,650,784

		Number of
		shares
Preferred Stock – 0.71%
Bank of America 6.10% ●		40,000	40,600
Integrys Energy Group
6.00% @●		3,500	90,453
National Retail Properties
5.70%		1,150	28,531
PNC Preferred Funding Trust II
144A 1.735% #●		200,000	179,500
Public Storage 5.20%		975	24,365
U.S. Bancorp 3.50% ●		400	318,012
Total Preferred Stock
(cost $638,875)			681,461

Rights – 0.00%
Rumo Logistica Operadora
Multimodal exercise price
BRL 6.05, expiration date
2/1/16 †		457	17
Total Rights (cost $0)			17

		Principal
		amount°
Short-Term Investments – 9.36%
Discount Notes - 6.47%≠
Federal Home Loan Bank
0.12% 1/4/16		180,706	$180,706
0.155% 2/3/16		556,119	556,008
0.161% 1/25/16		688,642	688,585
0.17% 1/21/16		371,750	371,726
0.18% 2/26/16		325,903	325,788
0.18% 3/7/16		441,014	440,790
0.185% 1/19/16		195,193	195,182
0.19% 3/22/16		500,191	499,877
0.211% 2/18/16		1,413,694	1,413,270
0.25% 2/9/16		488,465	488,348
0.295% 3/2/16		94,474	94,430
0.31% 3/14/16		917,708	917,190
			6,171,900
Repurchase Agreements – 2.89%
Bank of America Merrill Lynch
0.24%, dated 12/31/15, to
be repurchased on 1/4/16,
repurchase price $955,495
(collateralized by
U.S. government
obligations 3.000%
11/15/45; market value
$974,579)		955,469	955,469
Bank of Montreal
0.26%, dated 12/31/15, to
be repurchased on 1/4/16,
repurchase price
$1,592,495 (collateralized
by
U.S. government
obligations
0.75%-2.875%
9/30/16-8/15/42; market
value $1,624,298)		1,592,449	1,592,449
BNP Paribas
0.28%, dated 12/31/15, to
be repurchased on 1/4/16,
repurchase price $208,089
(collateralized by
U.S. government
obligations 0.000%
2/15/31-2/15/43; market
value $212,244)		208,082	208,082
			2,756,000

Total Short-Term
Investments
(cost $8,928,046)			8,927,900

(continues)     NQ-444 [12/15] 2/16 (16083) 23

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

Total Value of
Securities - 106.01%
(cost $94,025,608)	$101,077,603
Liabilities Net of
Receivables and Other
Assets - (6.01%)★	(5,731,558)
Net Assets - 100.00%	$95,346,045
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2015, the aggregate value of Rule 144A securities was $12,431,217,which represents 13.04% of the Fund’s net assets.

@	Illiquid security. At Dec. 31, 2015, the aggregate value of illiquid securities was $2,186,788, which represents 2.29% of the Fund’s net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

★	Of this amount, $88,026 represents cash pledged as collateral for swap contracts.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2015, the aggregate value of fair valued securities was $47,119, which represents 0.05% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Dec. 31, 2015. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
Х	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale.Stated rate in effect at Dec. 31, 2015.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Dec. 31, 2015.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Dec. 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(210,086)	USD	150,295	1/29/16	$(2,600)
BAML	CAD	(147,054)	USD	105,353	1/29/16	(911)
BAML	EUR	160,036	USD	(174,162)	1/29/16	(124)
BAML	NZD	(276,411)	USD	186,221	1/29/16	(2,459)
BNP	AUD	(52,363)	USD	37,438	1/29/16	(670)
BNP	MXN	(5,010)	USD	291	1/29/16	2
BNP	NOK	(655,354)	USD	74,423	1/29/16	295
HSBC	GBP	(54,994)	USD	81,935	1/29/16	853
JPMC	KRW	(98,158,430)	USD	83,262	1/29/16	(212)
JPMC	PLN	(170,612)	USD	43,678	1/29/16	217
JPMC	SEK	(325,649)	USD	38,162	1/29/16	(438)
TD	CAD	(45,668)	USD	32,787	1/29/16	(214)
TD	JPY	(3,679,798)	USD	30,356	1/29/16	(277)
TD	MXN	1,636,699	USD	(95,309)	1/29/16	(545)
UBS	INR	1,752,092	USD	(26,321)	1/29/16	13
						$(7,070)

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(29)	E-mini S&P 500 Index	$(2,933,175)	$(2,951,330)	3/19/16	$(18,155)
14	Euro-Bund	2,431,512	2,402,563	3/9/16	(28,949)
(31)	U.S. Treasury 10 yr
	Notes	(3,905,169)	(3,903,094)	3/22/16	2,075
13	U.S. Treasury Long
	Bonds	1,994,436	1,998,750	3/22/16	4,314

		$(2,412,396)			$(40,715)

24     NQ-444 [12/15] 2/16 (16083)

(Unaudited)

Swap Contracts
CDS Contracts1

	Swap		Annual		Unrealized
	Referenced	Notional	Protection	Termination	Appreciation
Counterparty	Obligation	Value[2]	Payments	Date	(Depreciation)[3]
	Protection
	Purchased:
ICE	JPMC -
	CDX.NA.HY.25[4]	305,000	5.00%	12/20/20	$3,409
ICE	JPMC -
	CDX.NA.HY.25 [4]	290,000	5.00%	12/20/20	(4,287)
ICE	JPMC -
	CDX.NA.HY.25[4]	305,000	5.00%	12/20/20	2,961
ICE	JPMC -
	CDX.NA.HY.25[4]	320,000	5.00%	12/20/20	3,903
ICE	MSC iTraxx® Europe
	Crossover Series 24[5]	EUR 205,000	5.00%	12/20/20	820
JPMC	CDX.EM.24[6]	305,760	1.00%	12/20/20	2,734
JPMC	People’s Republic of
	China
	7.50% 10/28/27 Aa3	124,000	1.00%	9/20/20	38
					$9,578

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2 Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3 Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(2,298).

4 Markit’s CDX.NA.HY Index, is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

5 Markit’s iTraxx® Europe Crossover Series is composed of up to fifty (50) European entities with non-investment grade credit ratings that trade in the CDS market.

6 Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa, and Asia.

(continues)     NQ-444 [12/15] 2/16 (16083) 25

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BNP – BNP Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA.HY – Credit Default Swap Index North America High Yield
CLO – Collateralized Loan Obligation
CVA – Dutch Certificate
DB – Deutsche Bank
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
EUR – Euro
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – Hong Kong Shanghai Bank
ICE – Intercontinental Exchange, Inc.
IDR – Indonesian Rupiah
INR – Indian Rupee
JPMBB – JPMorgan Barclays Bank
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
MSC – Morgan Stanley Capital
MXN – Mexican Peso
NOK – Norwegian Krone
NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar
PLN – Polish Zloty
RBS – Royal Bank of Scotland
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
SPDR® – Standard & Poor’s Depositary Receipts
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – U.S. Dollar
WF – Wells Fargo
yr – Year

26     NQ-444 [12/15] 2/16 (16083)

Notes

Delaware Foundation® Conservative Allocation Fund
December 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Conservative Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at their net asset value, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

(continues)     NQ-444 [12/15] 2/16 (16083) 27

Notes
December 31, 2015 (Unaudited)

2. Investments (continued)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2015:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-
Backed Securities	$—	$22,359,857	$—	$22,359,857
Corporate Debt	—	19,304,594	—	19,304,594
Foreign Debt	—	1,241,266	—	1,241,266
Senior Secured Loans[1]	—	4,793,131	234,013	5,027,144
Common Stock
Consumer Discretionary	2,030,866	2,052,281	—	4,083,147
Consumer Staples	1,754,222	1,815,965	—	3,570,187
Energy	1,625,687	352,848	—	1,978,535
Financials	4,547,302	2,100,087	—	6,647,389
Healthcare	4,514,372	1,337,953	—	5,852,325
Industrials	1,769,713	1,748,761	—	3,518,474
Information Technology	5,840,879	1,161,432	—	7,002,311
Materials	704,899	647,486	—	1,352,385
Telecommunication Services	925,532	741,108	—	1,666,640
Utilities	258,528	112,318	—	370,846
Convertible Preferred Stock[1]	169,597	26,880	—	196,477
Exchange-Traded Funds	645,864	—	—	645,864
Preferred Stock[1]	461,361	220,100	—	681,461
Right	17	—	—	17
U.S. Treasury Obligations	—	6,650,784	—	6,650,784
Short-Term Investments	—	8,927,900	—	8,927,900
Total Value of Securities	$25,248,839	$75,594,751	$234,013	$101,077,603
Foreign Currency Exchange
Contracts	$—	$(7,070)	$—	$(7,070)
Futures Contracts	(40,715)	—	—	(40,715)
Swap Contracts	—	9,578	—	9,578

28 NQ-444 [12/15] 2/16 (16083)

(Unaudited)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	95.35%	4.65%	100.00%
Convertible Preferred Stock	86.32%	13.68%	—	100.00%
Preferred Stock	67.70%	32.30%	—	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing at Dec. 31, 2015, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended Dec. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-444 [12/15] 2/16 (16083) 29

Schedule of investments

Delaware Foundation® Growth Allocation Fund
December 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 77.09%
U.S. Markets – 43.50%
Consumer Discretionary – 4.07%
Boot Barn Holdings †	2,210	$27,161
BorgWarner	1,060	45,824
Buffalo Wild Wings †	185	29,535
Cheesecake Factory	1,070	49,338
Cinemark Holdings	740	24,738
Comcast Class A	1,330	75,052
Del Frisco’s Restaurant
Group †	2,600	41,652
Discovery Communications
Class A †	2,426	64,726
Discovery Communications
Class C †	4,376	110,363
Disney (Walt)	1,560	163,925
Express †	2,765	47,779
Fiesta Restaurant Group †	1,100	36,960
Ford Motor	5,150	72,563
G-III Apparel Group †	1,455	64,398
Jack in the Box	755	57,916
Jarden †	940	53,693
Johnson Controls	6,100	240,889
L Brands	2,949	282,573
Liberty Interactive QVC Group
Class A †	15,378	420,127
Lowe’s	3,500	266,140
Madden (Steven) †	1,772	53,550
Malibu Boats Class A †	2,440	39,943
National CineMedia	2,520	39,589
NIKE Class B	624	39,000
Nordstrom	970	48,316
Popeyes Louisiana Kitchen †	1,035	60,547
Shutterfly †	1,015	45,228
Starbucks	960	57,629
Tenneco †	1,210	55,551
Tractor Supply	1,010	86,355
TripAdvisor †	3,319	282,945
		2,984,005
Consumer Staples – 2.91%
Archer-Daniels-Midland	7,200	264,096
Casey’s General Stores	1,035	124,666
CVS Health	3,770	368,593
General Mills	790	45,551
J&J Snack Foods	385	44,918
Kimberly-Clark	520	66,196
Kraft Heinz	3,633	264,337
Mondelez International	6,200	278,008
PepsiCo	1,310	130,895
Consumer Staples (continued)
Procter & Gamble	1,680	133,409
Walgreens Boots Alliance	4,910	418,111
		2,138,780
Energy – 2.26%
Bonanza Creek Energy †	1,550	8,169
Bristow Group	395	10,231
Carrizo Oil & Gas †	1,380	40,820
Chevron	3,100	278,876
ConocoPhillips	5,720	267,067
EOG Resources	860	60,879
Exxon Mobil	2,250	175,387
Halliburton	7,200	245,088
Marathon Oil	10,800	135,972
Occidental Petroleum	4,510	304,921
Parsley Energy Class A †	1,015	18,727
RigNet †	1,180	24,414
RSP Permian †	1,125	27,439
Schlumberger	840	58,590
		1,656,580
Financials – 9.02%
Aflac	1,240	74,276
Allstate	4,300	266,987
American Equity Investment
Life Holding	2,105	50,583
American Tower	940	91,133
Ameriprise Financial	480	51,082
Apartment Investment &
Management	800	32,024
AvalonBay Communities	175	32,223
Bank of New York Mellon	6,300	259,686
BB&T	7,200	272,232
BBCN Bancorp	2,890	49,766
BlackRock	170	57,888
Boston Properties	275	35,073
Brandywine Realty Trust	1,775	24,247
Bryn Mawr Bank	510	14,647
Camden Property Trust	300	23,028
Capital One Financial	1,060	76,511
Cardinal Financial	1,810	41,177
Care Capital Properties	106	3,240
Citigroup	2,270	117,473
City Holding	1,101	50,250
CoBiz Financial	2,175	29,189
Cousins Properties	2,200	20,746
Crown Castle International	4,696	405,969

(continues)     NQ-452 [12/15] 2/16 (16081) 1

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
DCT Industrial Trust	2,611	$97,573
DDR	1,600	26,944
Douglas Emmett	975	30,401
Duke Realty	1,575	33,107
EastGroup Properties	975	54,220
Empire State Realty Trust	350	6,325
EPR Properties	1,595	93,228
Equinix	1,366	413,078
Equity LifeStyle Properties	600	40,002
Equity One	1,225	33,259
Equity Residential	450	36,715
Essex Property Trust	150	35,911
Evercore Partners Class A	1,800	97,326
Extra Space Storage	525	46,310
Federal Realty Investment
Trust	250	36,525
First Industrial Realty Trust	1,575	34,855
First NBC Bank Holding †	1,075	40,194
First Potomac Realty Trust	2,175	24,795
FirstMerit	3,075	57,349
Flushing Financial	1,895	41,008
General Growth Properties	1,150	31,291
Great Western Bancorp	1,820	52,816
Healthcare Realty Trust	650	18,408
Healthcare Trust of America
Class A	1,162	31,339
Highwoods Properties	700	30,520
Host Hotels & Resorts	4,740	72,712
Houlihan Lokey	1,025	26,865
Independent Bank @	780	36,286
Infinity Property & Casualty @	455	37,415
Intercontinental Exchange	1,451	371,833
Invesco	1,900	63,612
JPMorgan Chase	2,410	159,132
KeyCorp	5,290	69,775
Kilroy Realty	450	28,476
Kimco Realty	1,225	32,413
Kite Realty Group Trust	2,605	67,548
LaSalle Hotel Properties	2,405	60,510
Lexington Realty Trust	1,750	14,000
Liberty Property Trust	775	24,064
LTC Properties	725	31,277
Macerich	425	34,293
Marsh & McLennan	4,900	271,705
National Retail Properties	2,630	105,331
Old National Bancorp	3,715	50,375
Pebblebrook Hotel Trust	2,100	58,842
Post Properties	525	31,059
Primerica	1,235	58,329
Prologis	700	30,044
Prosperity Bancshares	1,170	55,996
Prudential Financial	560	45,590
PS Business Parks	350	30,601
Public Storage	225	55,733
Ramco-Gershenson Properties
Trust	5,175	85,957
Raymond James Financial	1,070	62,028
Regency Centers	475	32,357
RLJ Lodging Trust	925	20,008
Sabra Health Care REIT	975	19,724
Selective Insurance Group @	1,500	50,370
Simon Property Group	125	24,305
SL Green Realty	275	31,069
Sovran Self Storage	520	55,801
Spirit Realty Capital	2,425	24,299
State Street	930	61,715
Sterling Bancorp	3,960	64,231
Stifel Financial †	1,375	58,245
Tanger Factory Outlet Centers	800	26,160
Taubman Centers	375	28,770
Texas Capital Bancshares †	615	30,393
Travelers	750	84,645
UDR	925	34,752
United Fire Group	880	33,713
Urban Edge Properties	150	3,517
Ventas	450	25,393
Vornado Realty Trust	325	32,487
Webster Financial	1,285	47,789
Wells Fargo	2,760	150,034
Welltower	450	30,613
Western Alliance Bancorp †	1,525	54,687
		6,619,807
Healthcare – 8.13%
AbbVie	1,750	103,670
Acorda Therapeutics †	1,485	63,528
Air Methods †	1,525	63,943
Alkermes †	950	75,411
Allergan †	2,046	639,375
Baxalta	7,200	281,016
Biogen †	1,108	339,436
Cardinal Health	3,100	276,737
Catalent †	2,060	51,562

2 NQ-452 [12/15] 2/16 (16081)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Healthcare (continued)
Celgene †	5,460	$653,890
Cepheid †	1,355	49,498
CONMED	1,200	52,860
CryoLife @	3,547	38,237
DENTSPLY International	1,735	105,575
Express Scripts Holding †	4,300	375,863
Gilead Sciences	1,310	132,559
Insys Therapeutics †	1,150	32,925
Johnson & Johnson	2,700	277,344
Ligand Pharmaceuticals
Class B †	600	65,052
Medicines †	1,305	48,729
Merck	7,440	392,981
Merit Medical Systems †	2,158	40,117
Pfizer	12,838	414,411
Prestige Brands Holdings †	810	41,699
Quest Diagnostics	3,900	277,446
Quidel †	2,110	44,732
Retrophin †	1,625	31,346
Sirona Dental Systems †	950	104,091
Spectrum Pharmaceuticals †	4,005	24,150
Team Health Holdings †	980	43,012
TESARO †	885	46,303
Thermo Fisher Scientific	810	114,899
UnitedHealth Group	1,080	127,051
Valeant Pharmaceuticals
International †	3,025	307,491
Vanda Pharmaceuticals †	3,430	31,933
Vertex Pharmaceuticals †	550	69,207
WellCare Health Plans †	700	54,747
West Pharmaceutical Services	1,195	71,963
		5,964,789
Industrials – 3.66%
AAON	2,390	55,496
Actuant Class A	1,205	28,872
Applied Industrial
Technologies	1,325	53,649
Barnes Group	1,735	61,402
Boeing	470	67,957
Columbus McKinnon	2,331	44,056
Continental Building
Products †	2,725	47,579
Eaton	810	42,152
ESCO Technologies	1,470	53,126
Essendant	1,540	50,065
Esterline Technologies †	535	43,335
Federal Signal	2,260	35,821
FedEx	400	59,596
General Electric	5,980	186,277
Granite Construction	1,425	61,147
Honeywell International	730	75,606
Hunt (J.B.) Transport Services	520	38,147
Kadant	1,255	50,966
Kforce	2,500	63,200
KLX †	795	24,478
Lockheed Martin	420	91,203
MYR Group †	1,325	27,308
Nielsen Holdings	1,641	76,471
Northrop Grumman	1,400	264,334
On Assignment †	1,415	63,604
Parker-Hannifin	480	46,550
Raytheon	2,100	261,513
Republic Services	1,170	51,468
Rockwell Collins	470	43,381
Swift Transportation †	1,270	17,551
Tetra Tech	1,535	39,941
Union Pacific	1,050	82,110
United Technologies	1,000	96,070
US Ecology	695	25,326
WageWorks †	1,050	47,639
Waste Management	5,100	272,187
XPO Logistics †	1,460	39,785
		2,689,368
Information Technology – 10.67%
Accenture Class A	1,040	108,680
Adobe Systems †	800	75,152
Alphabet Class A †	729	567,169
Alphabet Class C †	370	280,786
Analog Devices	530	29,320
Anixter International †	600	36,234
Apple	2,380	250,519
Applied Micro Circuits †	6,390	40,704
Avago Technologies	460	66,769
CA	9,474	270,577
Callidus Software †	3,025	56,174
Cisco Systems	13,250	359,804
Convergys	2,370	58,989
eBay †	11,275	309,837
Electronic Arts †	5,133	352,740
EMC	3,540	90,907
ExlService Holdings †	1,210	54,365

(continues)      NQ-452 [12/15] 2/16 (16081) 3

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
Facebook Class A †	3,767	$394,254
GrubHub †	1,235	29,887
Guidewire Software †	1,045	62,867
Infinera †	2,000	36,240
Intel	10,760	370,682
InterXion Holding †	1,145	34,522
Intuit	1,868	180,262
j2 Global	940	77,381
MasterCard Class A	4,085	397,716
Maxim Integrated Products	2,280	86,640
MaxLinear Class A †	1,855	27,324
Microsemi †	890	29,005
Microsoft	9,309	516,463
NETGEAR †	815	34,157
PayPal Holdings †	9,473	342,923
Plantronics	725	34,379
Proofpoint †	930	60,459
Q2 Holdings †	680	17,932
Qlik Technologies †	1,495	47,332
QUALCOMM	10,796	539,638
Rofin-Sinar Technologies †	415	11,114
Ruckus Wireless †	1,925	20,617
Sabre	2,690	75,239
salesforce.com †	1,210	94,864
SciQuest †	2,725	35,343
Semtech †	2,795	52,881
Silicon Laboratories †	550	26,697
SS&C Technologies Holdings	610	41,645
Synaptics †	835	67,084
TeleTech Holdings	1,440	40,190
Tyler Technologies †	680	118,538
Visa Class A	7,034	545,487
Xerox	25,100	266,813
Yahoo †	1,700	56,542
Yelp †	1,771	51,005
		7,832,848
Materials – 1.15%
Axalta Coating Systems †	2,000	53,300
Axiall	815	12,551
Balchem	450	27,360
Boise Cascade †	1,085	27,700
Chemtura †	1,160	31,633
duPont (E.I.) deNemours	4,100	273,060
Eastman Chemical	1,100	74,261
Huntsman	2,350	26,719
Kaiser Aluminum	610	51,033
Minerals Technologies	1,105	50,675
Neenah Paper	935	58,372
Quaker Chemical	580	44,811
WestRock	1,218	55,565
Worthington Industries	1,890	56,965
		844,005
Telecommunication Services – 1.06%
AT&T	11,650	400,877
Atlantic Tele-Network	610	47,720
inContact †	5,220	49,799
Verizon Communications	6,000	277,320
		775,716
Utilities – 0.57%
Cleco	785	40,985
Edison International	4,600	272,366
NorthWestern	1,095	59,404
OGE Energy	1,160	30,496
South Jersey Industries	660	15,523
		418,774
Total U.S. Markets
(cost $21,675,893)		31,924,672

Developed Markets – 24.53%§
Consumer Discretionary – 4.12%
adidas	930	90,261
Bayerische Motoren Werke	2,109	222,176
Cie Financiere Richemont
Class A	500	35,786
Cie Generale des
Etablissements Michelin	480	45,686
Daimler	940	78,537
Denso	900	43,005
Hennes & Mauritz Class B	1,700	60,452
Jardine Cycle & Carriage	2,300	56,231
Kering	808	138,141
LVMH Moet Hennessy Louis
Vuitton	260	40,836
Nitori Holdings	2,642	221,871
Publicis Groupe	1,383	91,959
RELX	3,300	55,577
RTL Group	612	50,962
Sekisui Chemical	4,900	63,973
Shimano	300	46,066
Singapore Press Holdings	16,200	44,905
Sodexo	600	58,615
Sumitomo Electric Industries	3,600	50,833

4 NQ-452 [12/15] 2/16 (16081)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Discretionary (continued)
Sumitomo Rubber Industries	14,200	$184,640
Swatch Group	190	65,980
Taylor Wimpey	19,500	58,295
Techtronic Industries	56,500	228,723
Toyota Motor	7,886	485,592
USS	2,400	36,060
Volkswagen	210	32,269
Whitbread	820	53,151
WPP	3,450	79,359
Yue Yuen Industrial Holdings	90,000	304,873
		3,024,814
Consumer Staples – 3.38%
Anheuser-Busch InBev	770	95,820
Aryzta †	6,251	316,231
Asahi Group Holdings	2,500	78,258
British American Tobacco	2,380	132,175
Carlsberg Class B	2,641	233,947
Chocoladefabriken Lindt &
Spruengli Class PC	11	68,692
Coca-Cola Amatil	21,949	148,031
Danone	1,030	69,597
Diageo	2,350	64,175
Heineken	890	75,840
Henkel	605	57,867
Japan Tobacco	8,000	293,698
Jeronimo Martins	3,450	44,891
Koninklijke Ahold	3,200	67,496
L’Oreal	465	78,212
Nestle	2,720	201,920
Reckitt Benckiser Group	620	57,368
SABMiller	850	50,852
Tesco †	62,195	136,664
Treasury Wine Estates	8,700	52,247
Unilever	2,050	87,932
Unilever CVA	1,630	71,039
		2,482,952
Energy – 0.70%
Amec Foster Wheeler	4,000	25,251
Idemitsu Kosan	2,500	39,916
Neste	1,880	56,108
Saipem †	11,213	90,628
Subsea 7 †	1,833	12,994
Suncor Energy	5,600	144,537
TOTAL	3,320	148,833
		518,267
Financials – 3.82%
AIA Group	12,000	71,700
AXA	11,088	302,950
Banco Espirito Santo
Class R =†	105,000	0
Bank Leumi Le-Israel BM †	16,500	57,203
Bankia	38,300	44,568
Commonwealth Bank of
Australia	2,530	156,448
Credit Agricole	4,000	47,134
Daito Trust Construction	600	69,303
ING Groep CVA	16,951	229,337
Intesa Sanpaolo	17,900	59,443
Investor Class B	2,070	76,051
Mitsubishi UFJ Financial
Group	62,214	385,353
Nordea Bank	30,077	329,902
Platinum Asset Management	9,500	55,524
Prudential	2,250	50,693
QBE Insurance Group	5,300	48,214
Schroders	1,330	58,255
Seven Bank	10,300	45,169
Sony Financial Holdings	3,800	67,969
Standard Chartered	26,455	219,509
Swire Properties	15,400	44,280
UBS Group	3,220	62,466
UniCredit	49,276	272,419
Westfield	6,800	46,793
		2,800,683
Healthcare – 4.34%
Astellas Pharma	5,100	72,599
Bayer	820	102,405
ICON †	775	60,217
Indivior	14,100	38,966
Merck	585	56,638
Miraca Holdings	1,200	52,800
Novartis	6,052	520,589
Novo Nordisk ADR	5,531	321,240
Novo Nordisk Class B	2,050	118,679
QIAGEN †	2,250	60,982
Roche Holding	720	199,518
Sanofi	4,258	362,858
Shire	970	66,551
Smith & Nephew	4,500	80,202
Sonic Healthcare	3,400	44,029
STADA Arzneimittel	5,857	236,175
Sumitomo Dainippon Pharma	4,000	47,124

(continues)      NQ-452 [12/15] 2/16 (16081) 5

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Healthcare (continued)
Teva Pharmaceutical
Industries ADR	11,300	$741,732
		3,183,304
Industrials – 3.68%
ABB †	2,100	37,480
Abertis Infraestructuras	2,750	43,006
Aggreko	2,700	36,348
ANDRITZ	870	42,339
AP Moeller - Maersk	32	41,733
Boskalis Westminster	1,050	42,830
Cathay Pacific Airways	17,000	29,251
Cie de Saint-Gobain	1,320	57,200
Deutsche Lufthansa †	2,620	41,266
Deutsche Post	9,297	259,912
East Japan Railway	3,303	311,017
Elbit Systems	785	69,099
Experian	3,180	56,207
Fraport	820	52,291
Fuji Electric	14,000	58,712
ITOCHU	28,473	336,777
Japan Airlines	1,500	53,687
JTEKT	2,400	39,282
Koninklijke Philips	8,962	228,738
Meggitt	29,721	164,103
Mitsubishi Electric	5,000	52,482
Mitsubishi Heavy Industries	11,000	48,096
Rexel	6,208	82,661
Singapore Airlines	4,500	35,459
Travis Perkins	2,300	66,726
Vinci	4,789	306,936
WestJet Airlines Class VV @	4,726	69,185
Yamato Holdings	1,700	36,018
		2,698,841
Information Technology – 1.89%
Amadeus IT Holding	1,380	60,820
Brother Industries	3,500	40,205
CGI Group Class A †	8,546	342,099
Ericsson Class B	7,400	71,325
Infineon Technologies	5,300	77,264
NICE-Systems	590	33,897
Omron	1,400	46,684
Playtech	14,546	178,091
SAP	1,000	79,350
Seiko Epson	3,900	60,054
Teleperformance	4,295	361,139
Trend Micro †	900	36,518
		1,387,446
Materials – 1.19%
Air Liquide	540	60,621
Alamos Gold	10,680	35,113
Anglo American ADR	3,200	6,992
Arkema	880	61,596
Daicel	3,300	49,108
EMS-Chemie Holding	135	59,413
Johnson Matthey	1,100	43,031
Kuraray	3,300	39,971
Rexam	28,847	257,310
Rio Tinto	4,239	123,424
Shin-Etsu Chemical	800	43,491
South32 †	28,300	21,745
Umicore	1,150	48,224
Yamana Gold	14,548	27,016
		877,055
Telecommunication Services – 1.17%
BT Group	6,800	47,218
Deutsche Telekom	5,150	92,493
KDDI	2,600	67,520
Nippon Telegraph &
Telephone	10,412	414,361
Swisscom	45	22,518
Tele2 Class B	21,364	212,990
		857,100
Utilities – 0.24%
National Grid	9,012	124,294
Tokyo Gas	11,000	51,685
		175,979
Total Developed Markets
(cost $15,404,056)		18,006,441

Emerging Markets X – 9.06%
Consumer Discretionary – 0.52%
Arcos Dorados Holdings
Class A @	7,400	23,014
Grupo Televisa ADR	5,700	155,097
Hyundai Motor	258	32,474
Mahindra & Mahindra	3,912	75,039
Qunar Cayman Islands ADR †	600	31,644
Woolworths Holdings	9,740	63,027
		380,295

6 NQ-452 [12/15] 2/16 (16081)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Consumer Staples – 1.23%
Anadolu Efes Biracilik Ve Malt
Sanayii	8,108	$52,514
BRF ADR	3,800	52,516
China Mengniu Dairy	34,000	55,193
Cia Brasileira de Distribuicao
ADR	1,600	16,832
Cia Cervecerias Unidas ADR	1,800	38,988
Fomento Economico
Mexicano ADR	975	90,041
Hypermarcas †	21,900	120,039
Lotte Chilsung Beverage @	69	130,314
Lotte Confectionery	46	89,003
Tingyi Cayman Islands
Holding	24,245	34,444
Tsingtao Brewery	7,202	32,443
Uni-President China
Holdings @	149,200	114,272
Wal-Mart de Mexico Class V	30,215	76,266
		902,865
Energy – 1.24%
Cairn India	10,688	22,212
China Petroleum & Chemical	70,000	42,036
CNOOC ADR	400	41,752
Gazprom ADR @	11,436	42,522
Lukoil ADR	1,900	61,721
PetroChina ADR	525	34,435
Petroleo Brasileiro ADR †	16,375	70,413
Polski Koncern Naftowy Orlen	3,251	55,961
PTT Foreign	7,868	53,283
Reliance Industries GDR
144A #	12,134	371,300
Rosneft GDR	10,465	36,479
Sasol ADR	1,500	40,230
Tambang Batubara Bukit
Asam Persero	42,100	13,649
YPF ADR	1,600	25,152
		911,145
Financials – 1.43%
Akbank	28,012	64,234
Banco Santander Brasil ADR	12,210	47,497
Bangkok Bank	14,173	59,677
China Construction Bank	126,933	86,586
Etalon Group GDR
144A #@=	6,500	11,635
Grupo Financiero Banorte
Class O	7,300	40,156
ICICI Bank ADR	12,700	99,441
Industrial & Commercial Bank
of China	153,600	92,070
Itau Unibanco Holding ADR	7,900	51,429
KB Financial Group ADR	3,693	102,924
Powszechna Kasa
Oszczednosci Bank Polski †	3,512	24,392
Reliance Capital	5,932	39,053
Remgro	3,762	59,566
Samsung Life Insurance	1,023	95,405
Sberbank of Russia @=	42,295	58,669
Shinhan Financial Group	2,519	84,445
UEM Sunrise	110,258	28,650
		1,045,829
Industrials – 0.19%
Gol Linhas Aereas Inteligentes
ADR	9,500	5,443
KCC	343	120,754
Rumo Logistica Operadora
Multimodal †	1,923	3,030
Santos Brasil Participacoes	2,900	9,225
		138,452
Information Technology – 2.55%
Baidu ADR †	3,101	586,213
Hon Hai Precision Industry	39,236	95,821
LG Display ADR	5,800	60,552
MediaTek	8,000	60,381
Samsung Electronics	406	432,152
Samsung SDI	419	40,199
SINA †	1,800	88,920
Sohu.com @†	2,500	142,975
Taiwan Semiconductor
Manufacturing	39,074	168,221
Taiwan Semiconductor
Manufacturing ADR	3,700	84,175
Telesites †	3,800	2,478
United Microelectronics	152,000	55,430
WNS Holdings ADR †	1,725	53,803
		1,871,320
Materials – 0.54%
Anglo American Platinum †	1,084	13,059
Braskem ADR	5,600	75,824
Cemex ADR †	8,786	48,938
Cemex Latam Holdings †	4,111	13,313
Gerdau @	4,400	3,866
Gerdau ADR	3,300	3,960
Impala Platinum Holdings †	2,294	3,712

(continues)      NQ-452 [12/15] 2/16 (16081) 7

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Materials (continued)
Nine Dragons Paper Holdings	46,000	$27,012
Siam Cement NVDR	2,400	30,501
Siam Cement-Foreign	2,747	34,626
Sociedad Quimica y Minera de
Chile ADR	1,700	32,317
UltraTech Cement	2,147	89,939
Vale ADR	6,950	22,865
		399,932
Telecommunication Services – 1.36%
America Movil Class L ADR	3,800	53,428
China Mobile	14,768	166,228
China Mobile ADR	2,050	115,477
KT ADR †	3,900	46,449
MegaFon GDR	3,083	35,865
Mobile TeleSystems ADR	2,700	16,686
Reliance Communications †	19,153	25,461
SK Telecom ADR	14,500	292,175
Telefonica Brasil ADR	7,080	63,932
Tim Participacoes ADR	9,500	80,560
Turkcell Iletisim Hizmetleri
ADR	4,750	40,327
Vodacom Group	6,159	60,717
		997,305
Utilities – 0.00%
Enel OGK-5 GDR	100	49
		49
Total Emerging Markets
(cost $7,632,420)		6,647,192

Total Common Stock
(cost $44,712,369)		56,578,305

Convertible Preferred Stock – 0.08%
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49	8	8,746
Crown Castle International
4.50% exercise price
$87.58, expiration date
11/1/16	60	6,436
Dominion Resources 6.125%
exercise price $64.83,
expiration date 4/1/16	150	7,962
Dynegy 5.375% exercise price
$38.75, expiration date
11/1/17	40	2,005
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	50	2,023
Halcon Resources 5.75%
exercise price $30.78,
expiration date
12/31/49 @	8	534
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49 @	5	6,800
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16 @	191	2,387
Maiden Holdings 7.25%
exercise price $15.22,
expiration date 9/15/16	131	6,893
T-Mobile US 5.50% exercise
price $31.02, expiration
date 12/15/17	130	8,802
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	4	4,652
Total Convertible Preferred
Stock (cost $69,460)		57,240

Exchange-Traded Funds – 1.48%
Financial Select Sector SPDR®
Fund	8,019	190,692
iShares MSCI EAFE Growth
Index ETF	1,592	106,887
iShares MSCI EAFE Index ETF	1,605	94,294
PowerShares KBW Bank
Portfolio	17,819	669,816
Vanguard FTSE Developed
Markets ETF	680	24,970
Total Exchange-Traded
Funds (cost $1,143,426)		1,086,659

	Principal
	amount°
Agency Collateralized Mortgage Obligations – 0.53%
Fannie Mae REMICs
Series 1996-46 ZA 7.50%
11/25/26	393	442
Series 2003-26 AT 5.00%
11/25/32	2,825	2,868
Series 2005-70 PA 5.50%
8/25/35	1,663	1,862

8 NQ-452 [12/15] 2/16 (16081)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2008-15 SB 6.178%
8/25/36 ●Σ	28,005	$5,856
Series 2010-29 PA 4.50%
10/25/38	4,641	4,732
Series 2010-129 SM
5.578% 11/25/40 ●Σ	22,073	3,650
Series 2010-41 PN 4.50%
4/25/40	20,000	21,482
Series 2010-43 HJ 5.50%
5/25/40	2,301	2,573
Series 2011-15 SA 6.638%
3/25/41 ●Σ	32,742	7,117
Series 2012-122 SD
5.678% 11/25/42 ●Σ	79,409	17,763
Series 2013-26 ID 3.00%
4/25/33 Σ	77,689	10,629
Series 2013-38 AI 3.00%
4/25/33 Σ	74,140	11,313
Series 2013-43 IX 4.00%
5/25/43 Σ	80,266	19,486
Series 2013-44 DI 3.00%
5/25/33 Σ	86,392	12,500
Series 2014-36 ZE 3.00%
6/25/44	13,632	11,901
Series 2014-90 SA 5.728%
1/25/45 ●Σ	86,475	19,000
Series 2015-27 SA 6.028%
5/25/45 ●Σ	93,353	21,129
Series 2015-44 Z 3.00%
9/25/43	23,347	21,739
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series K038 A2 3.389%
3/25/24 ⧫	15,000	15,539
Freddie Mac REMICs
Series 2512 PG 5.50%
10/15/22	22,147	23,894
Series 4065 DE 3.00%
6/15/32	5,000	4,990
Series 4120 IK 3.00%
10/15/32 Σ	71,741	9,699
Series 4146 IA 3.50%
12/15/32 Σ	72,609	11,465
Series 4159 KS 5.82%
1/15/43 ●Σ	75,197	18,552
Series 4185 LI 3.00%
3/15/33 Σ	76,653	10,775
Series 4435 DY 3.00%
2/15/35	19,000	18,590
GNMA
Series 2010-113 KE 4.50%
9/20/40	50,000	54,924
Series 2015-133 AL 3.00%
5/20/45	25,000	23,847
Total Agency Collateralized
Mortgage Obligations
(cost $400,346)		388,317

Agency Mortgage-Backed Securities – 5.03%
Fannie Mae ARM
2.418% 5/1/43 ●	10,586	10,678
2.553% 6/1/43 ●	3,492	3,539
2.913% 7/1/45 ●	4,937	5,033
3.177% 4/1/44 ●	11,248	11,590
3.259% 3/1/44 ●	13,658	14,097
3.277% 9/1/43 ●	9,651	9,958
Fannie Mae S.F. 15 yr
2.50% 10/1/27	2,586	2,628
2.50% 12/1/27	4,758	4,835
2.50% 4/1/28	3,587	3,635
2.50% 9/1/28	4,587	4,656
3.00% 9/1/30	13,432	13,851
3.50% 6/1/26	9,274	9,730
3.50% 7/1/26	9,145	9,604
3.50% 12/1/28	3,191	3,361
4.00% 5/1/24	65,590	69,370
4.00% 1/1/27	46,288	49,102
4.50% 4/1/18	569	588
5.00% 12/1/20	792	846
5.00% 6/1/23	1,526	1,644
5.50% 7/1/22	4,492	4,863
Fannie Mae S.F. 15 yr TBA
2.50% 1/1/31	31,000	31,245
2.50% 2/1/31	18,000	18,109
Fannie Mae S.F. 20 yr
3.00% 2/1/33	1,528	1,569
3.00% 8/1/33	4,858	4,988
3.50% 4/1/33	1,432	1,497
3.50% 9/1/33	6,622	6,939
4.00% 1/1/31	2,285	2,439
4.00% 2/1/31	5,926	6,339
Fannie Mae S.F. 30 yr
3.00% 7/1/42	19,839	19,914
3.00% 10/1/42	5,268	5,296
3.00% 12/1/42	22,809	22,877
3.00% 2/1/43	4,144	4,154
3.00% 5/1/43	8,024	8,040

(continues)      NQ-452 [12/15] 2/16 (16081) 9

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.50% 8/1/42	15,868	$16,416
4.00% 8/1/43	3,896	4,139
4.50% 6/1/38	7,857	8,561
4.50% 7/1/41	5,291	5,726
4.50% 8/1/41	27,900	30,236
4.50% 9/1/42	94,840	102,837
4.50% 11/1/43	6,337	6,857
4.50% 5/1/44	71,367	77,387
4.50% 6/1/44	11,288	12,214
4.50% 9/1/44	57,201	61,945
4.50% 10/1/44	45,549	49,395
4.50% 2/1/45	113,811	123,336
5.00% 11/1/35	1,374	1,516
5.50% 12/1/32	405	454
5.50% 2/1/33	5,510	6,160
5.50% 2/1/34	44,053	49,545
5.50% 4/1/34	2,270	2,551
5.50% 11/1/34	2,366	2,662
5.50% 3/1/35	4,472	5,034
5.50% 6/1/35	1,506	1,692
5.50% 1/1/36	6,902	7,766
5.50% 4/1/36	15,635	17,534
5.50% 7/1/36	581	653
5.50% 9/1/36	22,537	25,350
5.50% 11/1/36	1,685	1,881
5.50% 1/1/37	7,002	7,829
5.50% 2/1/37	5,625	6,282
5.50% 4/1/37	13,380	14,966
5.50% 8/1/37	7,306	8,226
5.50% 9/1/37	7,855	8,783
5.50% 1/1/38	252	282
5.50% 2/1/38	4,425	4,970
5.50% 3/1/38	3,523	3,928
5.50% 6/1/38	14,703	16,421
5.50% 9/1/38	5,957	6,694
5.50% 1/1/39	10,819	12,187
5.50% 2/1/39	24,624	27,670
5.50% 7/1/40	13,001	14,559
5.50% 9/1/41	4,597	5,139
6.00% 6/1/36	874	989
6.00% 12/1/36	824	938
6.00% 2/1/37	2,510	2,840
6.00% 5/1/37	28,110	31,809
6.00% 6/1/37	428	488
6.00% 7/1/37	435	491
6.00% 8/1/37	5,262	5,960
6.00% 9/1/37	918	1,038
6.00% 11/1/37	1,108	1,250
Fannie Mae S.F. 30 yr
6.00% 5/1/38	20,742	23,438
6.00% 7/1/38	286	323
6.00% 9/1/38	2,136	2,417
6.00% 10/1/38	8,543	9,649
6.00% 11/1/38	1,965	2,238
6.00% 1/1/39	3,946	4,470
6.00% 2/1/39	3,729	4,208
6.00% 3/1/40	3,161	3,576
6.00% 7/1/40	6,251	7,062
6.00% 9/1/40	3,143	3,555
6.00% 11/1/40	1,068	1,217
6.00% 5/1/41	41,620	47,073
6.50% 2/1/36	2,025	2,314
6.50% 3/1/40	21,236	24,308
Fannie Mae S.F. 30 yr TBA
3.00% 1/1/46	432,000	432,004
3.00% 2/1/46	1,129,000	1,126,761
4.50% 1/1/46	522,000	563,695
Freddie Mac ARM
2.521% 1/1/44 ●	26,086	26,586
2.832% 9/1/45 ●	36,766	37,496
2.953% 11/1/44 ●	3,803	3,902
2.959% 10/1/45 ●	8,934	9,103
Freddie Mac S.F. 15 yr
4.50% 8/1/24	7,429	7,963
4.50% 9/1/26	4,671	5,003
Freddie Mac S.F. 20 yr
3.00% 6/1/34	4,706	4,813
3.50% 1/1/34	11,358	11,878
3.50% 9/1/35	9,831	10,253
4.00% 8/1/35	1,958	2,092
4.00% 10/1/35	9,943	10,620
Freddie Mac S.F. 30 yr
3.00% 10/1/42	10,073	10,079
3.00% 11/1/42	10,781	10,791
4.50% 4/1/39	1,489	1,625
4.50% 4/1/41	7,239	7,819
5.50% 3/1/34	899	999
5.50% 12/1/34	787	876
5.50% 6/1/36	533	592
5.50% 11/1/36	1,273	1,416
5.50% 12/1/36	214	238
5.50% 9/1/37	1,068	1,188
5.50% 4/1/38	3,108	3,457
5.50% 6/1/38	749	834
5.50% 7/1/38	3,769	4,194
5.50% 6/1/39	3,401	3,784
5.50% 3/1/40	3,210	3,571

10 NQ-452 [12/15] 2/16 (16081)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 8/1/40	11,697	$13,013
5.50% 1/1/41	3,762	4,185
5.50% 6/1/41	16,304	18,135
6.00% 2/1/36	1,816	2,071
6.00% 1/1/38	1,035	1,163
6.00% 6/1/38	2,933	3,307
6.00% 8/1/38	14,513	16,589
6.00% 5/1/40	5,431	6,164
6.00% 7/1/40	6,132	6,917
6.50% 4/1/39	4,590	5,227
GNMA I S.F. 30 yr
5.00% 6/15/40	1,590	1,755
Total Agency
Mortgage-Backed
Securities (cost $3,694,762)		3,690,606

Commercial Mortgage-Backed Securities – 1.24%
Banc of America Commercial
Mortgage Trust
Series 2006-1 AM
5.421% 9/10/45 ●	3,317	3,314
Series 2007-4 AM
5.809% 2/10/51 ●	20,000	20,905
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PWR18 A4
5.70% 6/11/50	25,000	26,061
Citigroup Commercial
Mortgage Trust
Series 2007-C6 AM
5.71% 12/10/49 ●	10,000	10,218
Series 2014-GC25 A4
3.635% 10/10/47	10,000	10,166
Series 2015-GC27 A5
3.137% 2/10/48	15,000	14,639
COMM Mortgage Trust
Series 2013-CR6 A4
3.101% 3/10/46	15,000	14,995
Series 2014-CR16 A4
4.051% 4/10/47	15,000	15,768
Series 2014-CR19 A5
3.796% 8/10/47	20,000	20,610
Series 2014-CR20 A4
3.59% 11/10/47	10,000	10,132
Series 2014-CR20 AM
3.938% 11/10/47	30,000	30,741
Series 2014-CR21 A3
3.528% 12/10/47	20,000	20,160
COMM Mortgage Trust
Series 2015-CR23 A4
3.497% 5/10/48	10,000	10,034
Commercial Mortgage Trust
Series 2007-GG9 AM
5.475% 3/10/39	25,000	25,576
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.631% 11/25/49 #●	10,000	10,480
Series 2012-K18 B 144A
4.255% 1/25/45 #●	10,000	10,285
Series 2012-K19 B 144A
4.036% 5/25/45 #●	10,000	10,171
Series 2012-K22 B 144A
3.687% 8/25/45 #●	15,000	14,874
Series 2012-K22 C 144A
3.687% 8/25/45 #●	10,000	9,978
Series 2012-K707 B 144A
3.883% 1/25/47 #●	10,000	10,194
Series 2012-K708 B 144A
3.754% 2/25/45 #●	20,000	20,360
Series 2012-K708 C 144A
3.754% 2/25/45 #●	10,000	10,105
Series 2013-K26 C 144A
3.599% 12/25/45 #●	10,000	9,648
Series 2013-K30 C 144A
3.556% 6/25/45 #●	10,000	9,315
Series 2013-K31 C 144A
3.627% 7/25/46 #●	20,000	18,810
Series 2013-K33 B 144A
3.503% 8/25/46 #●	10,000	9,674
Series 2013-K712 B 144A
3.371% 5/25/45 #●	15,000	15,047
Series 2013-K713 B 144A
3.165% 4/25/46 #●	15,000	14,913
Series 2013-K713 C 144A
3.165% 4/25/46 #●	25,000	24,069
Series 2014-K716 C 144A
3.953% 8/25/47 #●	10,000	9,937
Series 2015-K47 B 144A
3.60% 6/25/48 #●	25,000	22,264
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	210,000	215,089
GS Mortgage Securities Trust
Series 2014-GC24 A5
3.931% 9/10/47	20,000	20,809
Series 2015-GC32 A4
3.764% 7/10/48	10,000	10,220

(continues)      NQ-452 [12/15] 2/16 (16081) 11

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C18 A1
1.254% 2/15/47	7,117	$7,043
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.498% 8/12/37 ●	10,000	10,744
Series 2005-LDP5 D
5.522% 12/15/44 ●	10,000	9,975
Series 2006-LDP8 AM
5.44% 5/15/45	40,000	40,697
Series 2015-JP1 A5
3.914% 1/15/49	20,000	20,601
LB-UBS Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	933	936
Series 2006-C6 AJ
5.452% 9/15/39 ●	10,000	10,062
Series 2006-C6 AM
5.413% 9/15/39	20,000	20,367
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22 A3
3.046% 4/15/48	10,000	9,664
Series 2015-C23 A4
3.719% 7/15/50	25,000	25,476
Series 2015-C26 A5
3.531% 10/15/48	15,000	15,004
Morgan Stanley Capital I Trust
Series 2006-TOP23 A4
5.847% 8/12/41 ●	20,819	20,965
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5 A3
2.918% 10/15/45	10,000	9,940
Total Commercial
Mortgage-Backed
Securities (cost $930,203)		911,035

Convertible Bonds – 0.30%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
expiration date 4/27/18 @	12,000	12,105
Ares Capital 5.75% exercise
price $18.36, expiration
date 2/1/16	3,000	3,006
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	12,000	13,043
BioMarin Pharmaceutical
1.50% exercise price
$94.15, expiration date
10/13/20	3,000	4,024
Blackstone Mortgage Trust
5.25% exercise price
$28.66, expiration date
12/1/18	14,000	14,280
Blucora 4.25% exercise price
$21.66, expiration date
3/29/19	5,000	4,169
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, expiration date
10/11/18 #@	6,000	5,944
Cardtronics 1.00% exercise
price $52.35, expiration
date 11/27/20	9,000	8,398
Cemex 3.72% exercise price
$11.90, expiration date
3/15/20	6,000	4,736
Chart Industries 2.00%
exercise price $69.03,
expiration date 7/30/18 @	6,000	5,220
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #	3,000	3,735
GAIN Capital Holdings
4.125% exercise price
$12.00, expiration date
11/30/18 @	6,000	6,034
General Cable 4.50% exercise
price $33.38, expiration
date 11/15/29 @ϕ	11,000	6,786
Gilead Sciences 1.625%
exercise price $22.44,
expiration date 4/29/16	2,000	8,940
HealthSouth 2.00% exercise
price $38.08, expiration
date 11/30/43	6,000	6,495
Helix Energy Solutions Group
3.25% exercise price
$25.02, expiration date
3/12/32	7,000	5,552
inContact 144A 2.50%
exercise price $14.23,
expiration date 4/1/22 #	8,000	7,565

12 NQ-452 [12/15] 2/16 (16081)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Convertible Bonds (continued)
Infinera 1.75% exercise price
$12.58, expiration date
6/1/18		2,000	$3,095
Liberty Interactive 144A
1.00% exercise price
$64.23, expiration date
9/28/43 #		8,000	6,915
Meritor 4.00% exercise price
$26.73, expiration date
2/12/27 ϕ		7,000	6,654
Microchip Technology 144A
1.625% exercise price
$66.61, expiration date
2/13/25 #		5,000	4,994
New Mountain Finance
5.00% exercise price
$15.93, expiration date
6/15/19 @		10,000	9,825
Novellus Systems 2.625%
exercise price $34.37,
expiration date 5/14/41		4,000	9,433
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17		5,000	6,847
NXP Semiconductors 1.00%
exercise price $102.84,
expiration date 11/27/19		5,000	5,503
PROS Holdings 144A 2.00%
exercise price $33.79,
expiration date 11/27/19 #		7,000	6,869
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, expiration date
12/13/18 @		9,000	7,931
Spirit Realty Capital 3.75%
exercise price $13.10,
expiration date 5/13/21 @		9,000	8,533
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19 @		2,000	1,319
Vector Group 1.75% exercise
price $24.64, expiration
date 4/15/20 ●		8,000	9,185
Vector Group 2.50% exercise
price $15.98, expiration
date 1/14/19 ●		3,000	4,612
VEREIT 3.75% exercise price
$14.99, expiration date
12/14/20 @		11,000	9,893
Total Convertible Bonds
(cost $217,037)			221,640

Banking – 0.71%
Bank of America
3.875% 8/1/25		25,000	25,429
3.95% 4/21/25		60,000	58,538
Bank of New York Mellon
2.15% 2/24/20		5,000	4,949
BB&T 5.25% 11/1/19		45,000	49,237
Citizens Financial Group
4.30% 12/3/25		15,000	15,109
City National 5.25% 9/15/20		10,000	11,128
Cooperatieve Centrale
Raiffeisen-Boerenleenbank
4.25% 1/13/22	AUD	7,000	5,247
Fifth Third Bancorp
2.875% 7/27/20		5,000	5,000
Goldman Sachs Group
5.20% 12/17/19	NZD	4,000	2,832
JPMorgan Chase
0.953% 1/28/19 ●		7,000	6,953
4.25% 11/2/18	NZD	15,000	10,386
4.25% 10/1/27		20,000	19,998
6.75% 8/29/49 ●		15,000	16,369
Morgan Stanley
1.17% 1/24/19 ●		8,000	7,985
5.00% 9/30/21	AUD	9,000	6,875
PNC Funding 5.625% 2/1/17		37,000	38,476
Santander Holdings USA
3.45% 8/27/18		10,000	10,173
Santander UK Group Holdings
2.875% 10/16/20		35,000	34,832
State Street
2.55% 8/18/20		15,000	15,197
3.10% 5/15/23		10,000	9,892
3.55% 8/18/25		15,000	15,490
SunTrust Banks
2.35% 11/1/18		20,000	20,118
Toronto-Dominion Bank
2.50% 12/14/20		20,000	20,015
US Bancorp
3.60% 9/11/24 @		10,000	10,173
USB Capital IX 3.50%
10/29/49 @●		55,000	42,419
Wells Fargo
2.55% 12/7/20		30,000	29,873
4.30% 7/22/27		20,000	20,458
Zions Bancorporation
4.50% 6/13/23		10,000	10,290
			523,441

(continues) NQ-452 [12/15] 2/16 (16081) 13

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Basic Industry – 0.38%
ArcelorMittal 10.85% 6/1/19		30,000	$28,275
Ball 5.25% 7/1/25		10,000	10,263
CF Industries 6.875% 5/1/18		25,000	27,103
Dow Chemical
8.55% 5/15/19		78,000	92,003
Georgia-Pacific
8.00% 1/15/24		35,000	44,330
Grace (W.R.) 144A
5.125% 10/1/21 #		5,000	5,063
INVISTA Finance 144A
4.25% 10/15/19 #		20,000	19,500
Joseph T Ryerson & Son
11.25% 10/15/18 @		3,000	2,250
Lundin Mining 144A
7.50% 11/1/20 #		8,000	7,520
LyondellBasell Industries
4.625% 2/26/55		10,000	8,142
Methanex 4.25% 12/1/24		15,000	13,323
PolyOne 5.25% 3/15/23		13,000	12,740
PPG Industries
2.30% 11/15/19		10,000	9,906
			280,418
Capital Goods – 0.11%
Brambles USA 144A
4.125% 10/23/25 #		5,000	5,038
BWAY Holding 144A
9.125% 8/15/21 #		13,000	12,220
Crane
2.75% 12/15/18		5,000	4,988
4.45% 12/15/23		15,000	15,474
Embraer Netherlands Finance
5.05% 6/15/25		5,000	4,563
Fortune Brands Home &
Security 3.00% 6/15/20		10,000	9,956
Lockheed Martin
2.50% 11/23/20		5,000	4,976
3.55% 1/15/26		10,000	10,056
Owens-Brockway Glass
Container 144A
5.875% 8/15/23 #		5,000	5,084
TransDigm 6.50% 7/15/24		10,000	9,995
			82,350
Consumer Cyclical – 0.42%
American Axle &
Manufacturing
6.25% 3/15/21		9,000	9,349
AutoNation 3.35% 1/15/21		5,000	4,988
CDK Global 4.50% 10/15/24		5,000	4,984
CVS Health 144A
5.00% 12/1/24 #		10,000	10,838
Daimler 2.75% 12/10/18	NOK	80,000	9,345
Delphi Automotive
3.15% 11/19/20		5,000	4,999
Ford Motor 7.45% 7/16/31		14,000	17,319
Ford Motor Credit
4.05% 12/10/18	AUD	2,000	1,460
General Motors Financial
3.45% 4/10/22		55,000	52,833
4.00% 1/15/25		10,000	9,505
4.375% 9/25/21		10,000	10,153
Harman International
Industries 4.15% 5/15/25		10,000	9,602
Host Hotels & Resorts
3.75% 10/15/23		5,000	4,829
4.50% 2/1/26		10,000	9,891
Hyundai Capital America
144A 2.55% 2/6/19 #		20,000	19,859
Lear 5.25% 1/15/25		20,000	20,450
Marriott International
3.375% 10/15/20		15,000	15,284
Meritor 6.75% 6/15/21		9,000	8,325
QVC 5.45% 8/15/34		15,000	13,011
Sally Holdings 5.75% 6/1/22		5,000	5,200
Signet UK Finance
4.70% 6/15/24		30,000	29,594
Starwood Hotels & Resorts
Worldwide
3.75% 3/15/25 @		10,000	9,808
4.50% 10/1/34 @		5,000	4,521
Toyota Motor Credit
2.80% 7/13/22		20,000	19,925
			306,072
Consumer Non-Cyclical – 0.44%
AstraZeneca
2.375% 11/16/20		15,000	14,910
3.375% 11/16/25		20,000	19,897
Becton Dickinson
6.375% 8/1/19		20,000	22,595
Campbell Soup
3.30% 3/19/25		20,000	19,932
Community Health Systems
6.875% 2/1/22		10,000	9,537
DaVita HealthCare Partners
5.00% 5/1/25		30,000	29,025
Express Scripts Holding
2.25% 6/15/19		15,000	14,924

14 NQ-452 [12/15] 2/16 (16081)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Express Scripts Holding
3.50% 6/15/24		5,000	$4,935
HCA 5.375% 2/1/25		25,000	24,719
HealthSouth
5.125% 3/15/23		5,000	4,813
5.75% 11/1/24		5,000	4,794
Immucor 11.125% 8/15/19		43,000	39,345
JBS USA 144A
5.75% 6/15/25 #		15,000	13,125
Kinetic Concepts
10.50% 11/1/18		13,000	12,707
Mallinckrodt International
Finance
144A 4.875% 4/15/20 #		5,000	4,837
144A 5.50% 4/15/25 #		20,000	18,500
Prestige Brands 144A
5.375% 12/15/21 #		12,000	11,580
Tenet Healthcare
4.50% 4/1/21		15,000	14,700
Zimmer Biomet Holdings
3.375% 11/30/21		20,000	20,045
4.625% 11/30/19		20,000	21,375
			326,295
Energy – 0.42%
AmeriGas Finance
7.00% 5/20/22		17,000	16,533
Continental Resources
4.50% 4/15/23		20,000	14,390
Dominion Gas Holdings
3.60% 12/15/24		15,000	14,861
4.60% 12/15/44		25,000	23,324
Ecopetrol 5.375% 6/26/26		10,000	8,537
Enbridge Energy Partners
8.05% 10/1/37 ●		40,000	32,900
Energy Transfer Partners
9.70% 3/15/19		15,000	16,531
EnLink Midstream Partners
4.15% 6/1/25		20,000	15,411
Enterprise Products Operating
7.034% 1/15/68 ●		5,000	5,087
Murphy Oil USA
6.00% 8/15/23		21,000	22,155
NiSource Finance
6.125% 3/1/22		15,000	17,192
Noble Energy
5.05% 11/15/44		10,000	8,101
Petroleos Mexicanos 144A
3.50% 7/23/20 #		15,000	14,235
Plains All American Pipeline
8.75% 5/1/19		20,000	21,957
Regency Energy Partners
5.50% 4/15/23		17,000	15,328
5.875% 3/1/22		10,000	9,437
Talisman Energy
3.75% 2/1/21		10,000	9,077
Williams Partners
7.25% 2/1/17		15,000	15,300
Woodside Finance
144A 3.65% 3/5/25 #		15,000	13,311
144A 8.75% 3/1/19 #		15,000	17,221
			310,888
Financials – 0.16%
Affiliated Managers Group
3.50% 8/1/25		15,000	14,296
American Tower
4.00% 6/1/25		5,000	4,924
Aviation Capital Group
144A 4.875% 10/1/25 #		10,000	9,951
144A 6.75% 4/6/21 #		10,000	11,213
General Electric Capital
2.10% 12/11/19		10,000	10,005
4.25% 1/17/18	NZD	10,000	6,906
5.55% 5/4/20		10,000	11,332
6.00% 8/7/19		19,000	21,534
Jefferies Group
6.45% 6/8/27		5,000	5,306
6.50% 1/20/43		5,000	4,637
Lazard Group
3.75% 2/13/25		10,000	9,244
6.85% 6/15/17		6,000	6,390
			115,738
Insurance – 0.46%
Berkshire Hathaway Finance
2.90% 10/15/20		20,000	20,741
Highmark 144A
4.75% 5/15/21 #@		5,000	5,090
HUB International 144A
7.875% 10/1/21 #		11,000	9,927
Liberty Mutual Group 144A
4.95% 5/1/22 #		10,000	10,614
MetLife
6.40% 12/15/36		30,000	32,850
6.817% 8/15/18		80,000	90,124
Prudential Financial
4.50% 11/15/20		35,000	37,603

(continues)     NQ-452 [12/15] 2/16 (16081) 15

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
Prudential Financial
5.375% 5/15/45 ●	10,000	$10,000
5.625% 6/15/43 ●	10,000	10,250
5.875% 9/15/42 ●	20,000	20,890
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #	10,000	10,029
144A 4.125% 11/1/24 #	20,000	20,105
USI 144A 7.75% 1/15/21 #	5,000	4,819
Voya Financial
5.65% 5/15/53 ●	15,000	14,850
XLIT
4.45% 3/31/25	15,000	14,716
5.50% 3/31/45	15,000	14,063
6.50% 12/29/49 ●	10,000	7,287
		333,958
Media – 0.28%
21st Century Fox America
144A 3.70% 10/15/25 #	5,000	4,998
144A 4.95% 10/15/45 #	15,000	14,829
CCO Holdings 144A
5.125% 5/1/23 #	15,000	15,037
CCO Safari II 144A
4.908% 7/23/25 #	35,000	35,019
CCOH Safari 144A
5.75% 2/15/26 #	15,000	15,075
CSC Holdings 5.25% 6/1/24	36,000	31,680
DISH DBS 5.00% 3/15/23	11,000	9,570
Gray Television
7.50% 10/1/20	13,000	13,406
Sirius XM Radio 144A
5.375% 4/15/25 #	25,000	25,219
Time Warner 4.85% 7/15/45	20,000	19,118
Tribune Media 144A
5.875% 7/15/22 #	20,000	20,050
		204,001
Real Estate – 0.17%
CBL & Associates
4.60% 10/15/24	15,000	14,163
5.25% 12/1/23	5,000	4,791
Corporate Office Properties
3.60% 5/15/23	15,000	13,843
5.25% 2/15/24	15,000	15,370
DDR
7.50% 4/1/17	5,000	5,328
7.875% 9/1/20	10,000	11,980
Education Realty Operating
Partnership
4.60% 12/1/24	10,000	9,884
Hospitality Properties Trust
4.50% 3/15/25	10,000	9,619
Kimco Realty 3.40% 11/1/22	5,000	4,960
Omega Healthcare Investors
144A 5.25% 1/15/26 #	10,000	10,227
UDR 4.00% 10/1/25	5,000	5,058
Ventas Realty
4.125% 1/15/26	10,000	9,989
WP Carey 4.60% 4/1/24	10,000	9,989
		125,201
Services – 0.11%
AECOM 5.875% 10/15/24	18,000	18,427
GEO Group
5.125% 4/1/23	10,000	9,525
5.875% 10/15/24	10,000	9,750
MGM Resorts International
6.00% 3/15/23	18,000	17,910
United Rentals North America
5.50% 7/15/25	13,000	12,659
Zayo Group 6.00% 4/1/23	10,000	9,500
		77,771
Technology – 0.18%
First Data
144A 5.00% 1/15/24 #	10,000	9,975
144A 5.75% 1/15/24 #	50,000	49,375
144A 7.00% 12/1/23 #	7,000	7,017
Jabil Circuit 7.75% 7/15/16	8,000	8,220
Micron Technology
144A 5.25% 8/1/23 #	25,000	22,563
5.50% 2/1/25	20,000	17,450
Microsoft 4.20% 11/3/35	5,000	5,116
Oracle 3.25% 5/15/30	15,000	14,111
		133,827
Telecommunications – 0.55%
American Tower Trust I 144A
3.07% 3/15/23 #	20,000	19,660
AT&T 4.50% 5/15/35	10,000	9,278
CC Holdings GS V
3.849% 4/15/23	10,000	9,830
CenturyLink
5.80% 3/15/22	20,000	18,405
6.75% 12/1/23	13,000	12,236
Crown Castle Towers 144A
4.883% 8/15/20 #	55,000	58,954

16 NQ-452 [12/15] 2/16 (16081)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Equinix 5.375% 4/1/23	20,000	$20,500
Frontier Communications
144A 8.875% 9/15/20 #	15,000	15,225
Hughes Satellite Systems
7.625% 6/15/21	5,000	5,319
Level 3 Financing 144A
5.375% 5/1/25 #	10,000	9,987
Motorola Solutions
3.50% 3/1/23	10,000	8,786
SBA Tower Trust 144A
2.24% 4/16/18 #	25,000	24,544
SES 144A 3.60% 4/4/23 #	20,000	19,547
SES GLOBAL Americas
Holdings 144A
5.30% 3/25/44 #	20,000	19,133
Sprint 7.125% 6/15/24	26,000	18,883
Telefonica Emisiones
6.421% 6/20/16	75,000	76,732
Time Warner Cable
5.50% 9/1/41	5,000	4,533
T-Mobile USA
6.125% 1/15/22	16,000	16,480
Verizon Communications
4.862% 8/21/46	30,000	28,512
WPP Finance 2010
5.625% 11/15/43	5,000	5,091
		401,635
Transportation – 0.14%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	10,000	9,687
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	14,697	14,201
American Airlines 2015-2
Class AA Pass Through
Trust 3.60% 9/22/27 ⧫	5,000	5,056
FedEx 4.75% 11/15/45	10,000	9,947
Penske Truck Leasing 144A
3.30% 4/1/21 #	10,000	9,871
Trinity Industries
4.55% 10/1/24 @	10,000	9,176
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ⧫	4,851	4,967
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ⧫	15,000	15,151
United Parcel Service
5.125% 4/1/19	20,000	22,079
		100,135
Utilities – 1.22%
AES Gener 144A
5.25% 8/15/21 #	20,000	20,561
Ameren Illinois
4.15% 3/15/46	20,000	20,012
9.75% 11/15/18	35,000	42,188
American Transmission
Systems 144A
5.25% 1/15/22 #	40,000	43,692
American Water Capital
3.40% 3/1/25	15,000	15,257
4.30% 9/1/45	5,000	5,073
Appalachian Power
4.45% 6/1/45	10,000	9,530
Berkshire Hathaway Energy
3.75% 11/15/23	50,000	51,394
Calpine
5.375% 1/15/23	10,000	9,025
5.50% 2/1/24	20,000	17,750
CMS Energy 6.25% 2/1/20	10,000	11,352
ComEd Financing III
6.35% 3/15/33 @	20,000	20,464
Commonwealth Edison
4.35% 11/15/45	15,000	15,136
Consumers Energy
4.10% 11/15/45	5,000	4,979
DTE Energy 144A
3.30% 6/15/22 #	15,000	15,067
Duke Energy
3.75% 4/15/24	20,000	20,299
4.80% 12/15/45	20,000	20,286
Entergy 4.00% 7/15/22	25,000	25,540
Entergy Arkansas
3.70% 6/1/24	5,000	5,105
Entergy Louisiana
4.05% 9/1/23	20,000	20,649
Exelon 144A
3.95% 6/15/25 #	15,000	15,009
Great Plains Energy
4.85% 6/1/21	10,000	10,752
Integrys Holding 6.11%
12/1/66 @●	30,000	22,804
IPALCO Enterprises
5.00% 5/1/18	10,000	10,525
ITC Holdings 3.65% 6/15/24	10,000	9,868

(continues)     NQ-452 [12/15] 2/16 (16081) 17

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Kansas City Power & Light
3.65% 8/15/25	20,000	$20,180
LG&E & KU Energy
4.375% 10/1/21	20,000	21,158
Louisville Gas & Electric
3.30% 10/1/25	5,000	5,028
4.375% 10/1/45	10,000	10,242
Metropolitan Edison 144A
4.00% 4/15/25 #	5,000	4,960
MidAmerican Energy
4.25% 5/1/46	5,000	4,958
National Rural Utilities
Cooperative Finance
2.85% 1/27/25	15,000	14,621
4.75% 4/30/43 ●	20,000	19,778
NextEra Energy Capital
Holdings
2.40% 9/15/19	15,000	14,792
3.625% 6/15/23	10,000	9,979
NV Energy 6.25% 11/15/20	15,000	17,058
Pennsylvania Electric
5.20% 4/1/20	15,000	16,006
Public Service of Oklahoma
5.15% 12/1/19	70,000	76,615
Puget Energy 6.00% 9/1/21	10,000	11,279
SCANA 4.125% 2/1/22	15,000	14,715
Southern 2.75% 6/15/20	70,000	69,360
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	5,000	5,010
WEC Energy Group
3.55% 6/15/25	15,000	15,114
Westar Energy
3.25% 12/1/25	10,000	10,041
Wisconsin Electric Power
4.30% 12/15/45	10,000	10,252
Xcel Energy 3.30% 6/1/25	65,000	63,670
		897,133
Total Corporate Bonds
(cost $4,292,843)		4,218,863

Non-Agency Asset-Backed Securities – 0.65%
Ally Master Owner Trust
Series 2014-4 A2
1.43% 6/17/19	25,000	24,910
Bank of America Credit Card
Trust
Series 2015-A1 A
0.661% 6/15/20 ●	50,000	49,902
Chase Issuance Trust
Series 2013-A9 A
0.751% 11/16/20 ●	100,000	100,003
Discover Card Execution Note
Trust
Series 2015-A1 A1
0.681% 8/17/20 ●	135,000	134,720
Ford Credit Auto Lease Trust
Series 2015-A A3
1.13% 6/15/18	10,000	9,954
Nissan Auto Lease Trust
Series 2015-B A2B
0.861% 12/15/17 ●	25,000	25,017
PFS Financing
Series 2015-AA A 144A
0.951% 4/15/20 #●	100,000	98,279
Volkswagen Credit Auto
Master Trust
Series 2014-1A A2 144A
1.40% 7/22/19 #	35,000	34,548
Total Non-Agency
Asset-Backed Securities
(cost $480,833)		477,333

Non-Agency Collateralized Mortgage Obligations – 0.07%
Bank of America Alternative
Loan Trust
Series 2005-3 2A1
5.50% 4/25/20	507	507
Series 2005-6 7A1
5.50% 7/25/20	534	521
Credit Suisse First Boston
Mortgage Securities
Series 2005-5 6A3
5.00% 7/25/35	8,729	8,744
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36	25,745	26,547
Structured Asset Securities
Corporation Mortgage Pass
Through Certificates
Series 2004-20 2A1
5.50% 11/25/34 ⧫	5,334	5,444
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-2 3A1
5.75% 3/25/36	4,125	4,206

18 NQ-452 [12/15] 2/16 (16081)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-AR5 2A1
2.714% 4/25/36 ●		10,327	$9,690
Total Non-Agency
Collateralized Mortgage
Obligations (cost $50,758)			55,659

Regional Bonds – 0.05%Δ
Australia – 0.04%
New South Wales Treasury
4.00% 5/20/26	AUD	8,400	6,564
Queensland Treasury 144A
3.25% 7/21/26 #	AUD	26,000	18,535
			25,099
Canada – 0.01%
Province of Ontario Canada
3.45% 6/2/45	CAD	12,000	9,075
			9,075
Total Regional Bonds
(cost $36,962)			34,174

Senior Secured Loans – 1.88%«
Accudyne Industries Borrower
1st Lien 4.00% 12/13/19		24,429	20,907
Activision Blizzard Tranche B
1st Lien 3.25% 10/11/20		41,113	41,138
Aercap Flying Fortress Tranche
B 1st Lien 3.50% 4/30/20		50,000	49,885
Air Medical Group Holdings
Tranche B 1st Lien
4.50% 4/28/22		24,875	24,113
Aramark Tranche E
3.25% 9/7/19		21,446	21,393
Avago Technologies Cayman
Finance Tranche B 1st Lien
4.25% 11/13/22		15,000	14,840
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20 @		25,000	22,521
BJ’s Wholesale Club Tranche B
1st Lien 4.50% 9/26/19		63,842	61,145
Caesars Growth Properties
Holdings Tranche B 1st Lien
6.25% 5/8/21 @		12,780	11,286
Community Health Systems
Tranche F 1st Lien
3.657% 12/31/18		9,383	9,264
Community Health Systems
Tranche G 1st Lien
3.75% 12/31/19		10,535	10,287
Community Health Systems
Tranche H 1st Lien
4.00% 1/27/21		19,385	19,076
DPx Holdings 1st Lien
4.25% 3/11/21		9,850	9,518
Dynegy Tranche B2
4.00% 4/23/20		49,618	48,099
Energy Transfer Equity 1st Lien
3.25% 12/2/19 @		15,000	13,550
FCA U.S. Tranche B 1st Lien
3.50% 5/24/17		4,860	4,851
First Data Tranche B 1st Lien
4.168% 7/10/22		40,000	39,471
4.418% 3/24/21		37,510	37,443
Gardner Denver 1st Lien
4.25% 7/30/20		74,126	66,992
Gates Global 1st Lien
4.25% 7/3/21		44,661	42,018
HCA Tranche B5 1st Lien
3.174% 3/31/17		52,785	52,781
Hilton Worldwide Finance
Tranche B2 1st Lien
3.50% 10/25/20		68,226	68,166
Houghton International 1st
Lien 4.25% 12/20/19		87,300	87,009
Huntsman International
Tranche B 1st Lien
3.75% 10/1/21		74,250	73,786
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18		24,066	23,669
Immucor Tranche B2 1st Lien
5.00% 8/19/18 @		38,534	36,703
Intelsat Jackson Holdings
Tranche B2 1st Lien
3.75% 6/30/19		62,438	59,223
Landry’s Tranche B 1st Lien
4.00% 4/24/18		16,034	15,977
Level 3 Financing Tranche B
1st Lien 4.00% 1/15/20		35,000	34,991
MGM Resorts International
1st Lien 3.50% 12/20/19		79,386	78,518
MPH Acquisition Tranche B
1st Lien 3.75% 3/31/21		13,240	12,920
Numericable US 1st Lien
4.50% 5/21/20		26,540	26,189
Numericable US Tranche B2
1st Lien 4.50% 5/21/20		22,960	22,193

(continues)     NQ-452 [12/15] 2/16 (16081) 19

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Senior Secured Loans« (continued)
Republic of Angola
(Unsecured)
7.045% 12/16/23 @		31,000	$26,660
Sensus 2nd Lien
8.50% 5/9/18 @		25,000	24,563
Smart & Final Stores Tranche
B 1st Lien
4.00% 11/15/19		9,899	9,829
Univision Communications
Tranche C4 1st Lien
4.00% 3/1/20		79,261	77,758
USI Tranche B 1st Lien
4.25% 12/27/19		24,254	23,443
Valeant Pharmaceuticals
International Tranche BE
1st Lien 3.75% 8/5/20		60,000	57,713
Total Senior Secured Loans
(cost $1,413,162)			1,379,888

Sovereign Bonds – 0.33%Δ
Australia – 0.03%
Australia Government Bond
3.75% 4/21/37	AUD	33,000	25,192
			25,192
Canada – 0.00%
Canadian Government Bond
2.75% 12/1/48	CAD	3,000	2,460
			2,460
Dominican Republic – 0.13%
Dominican Republic
International Bond 144A
5.50% 1/27/25 #		100,000	96,750
			96,750
Japan – 0.00%
Japan Government 40 yr
Bond 1.40% 3/20/55	JPY	450,000	3,754
			3,754
Mexico – 0.03%
Mexican Bonos
10.00% 12/5/24	MXN	294,000	21,518
			21,518
Norway – 0.02%
Norway Government
Bond 144A
2.00% 5/24/23 #	NOK	100,000	11,904
			11,904
Peru – 0.02%
Peruvian Government
International Bond
4.125% 8/25/27		12,000	11,820
			11,820
Poland – 0.01%
Poland Government Bond
3.25% 7/25/25	PLN	17,000	4,460
			4,460
Republic of Korea – 0.02%
Inflation Linked Korea
Treasury Bond
1.125% 6/10/23	KRW	21,507,088	17,837
			17,837
Sweden – 0.01%
Sweden Government Bond
1.50% 11/13/23	SEK	35,000	4,356
			4,356
United Kingdom – 0.04%
United Kingdom Gilt
3.25% 1/22/44	GBP	3,500	5,745
3.50% 1/22/45	GBP	4,600	7,918
United Kingdom Gilt Inflation
Linked 0.125% 3/22/24	GBP	8,564	13,413
			27,076
Uruguay – 0.02%
Uruguay Government
International Bond
4.375% 10/27/27		14,000	13,825
			13,825
Total Sovereign Bonds
(cost $259,552)			240,952

Supranational Banks – 0.04%
European Bank for
Reconstruction &
Development
7.375% 4/15/19	IDR	120,000,000	8,221
Inter-American Development
Bank 6.00% 9/5/17	INR	1,300,000	19,416
International Bank for
Reconstruction &
Development
4.625% 10/6/21	NZD	4,000	2,861
Total Supranational Banks
(cost $34,335)			30,498

20 NQ-452 [12/15] 2/16 (16081)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
U.S. Treasury Obligations – 4.22%
U.S. Treasury Bond
3.00% 11/15/45	285,000	$284,193
U.S. Treasury Floating Rate
Note
0.383% 10/31/17 ●	520,000	519,574
U.S. Treasury Notes
1.625% 11/30/20	900,000	894,744
2.25% 11/15/25 ∞	1,400,000	1,397,019
Total U.S. Treasury
Obligations
(cost $3,113,827)		3,095,530

	Number of
	shares
Preferred Stock – 0.08%
Bank of America 6.10% ●	10,000	10,150
Integrys Energy Group
6.00% @●	600	15,506
National Retail Properties
5.70%	225	5,582
Public Storage 5.20%	200	4,998
U.S. Bancorp 3.50% ●	25	19,876
Total Preferred Stock
(cost $53,250)		56,112

Rights – 0.00%
Rumo Logistica Operadora
Multimodal exercise price
BRL 6.05, expiration date
2/1/16 †	691	26
Total Rights (cost $0)		26

	Principal
	amount°
Short-Term Investments – 4.33%
Discount Notes – 3.58%≠
Federal Home Loan Bank
0.12% 1/4/16	70,768	70,768
0.155% 2/3/16	246,522	246,472
0.17% 1/21/16	125,797	125,789
0.18% 2/26/16	225,043	224,963
0.18% 3/7/16	195,497	195,398
0.186% 1/19/16	60,173	60,170
0.19% 3/22/16	147,229	147,136
0.198% 1/25/16	414,518	414,484
0.242% 2/18/16	549,211	549,047
0.25% 2/9/16	244,600	244,541
0.295% 3/2/16	31,752	31,737
Federal Home Loan Bank
0.31% 3/14/16	318,863	318,683
		2,629,188
Repurchase Agreements – 0.75%
Bank of America Merrill Lynch
0.24%, dated 12/31/15, to
be repurchased on 1/4/16,
repurchase price $191,030
(collateralized by
U.S. government
obligations 3.000%
11/15/45; market value
$194,845)	191,025	191,025
Bank of Montreal
0.26%, dated 12/31/15, to
be repurchased on 1/4/16,
repurchase price $318,383
(collateralized by
U.S. government
obligations
0.75%-2.875%
9/30/16-8/15/42; market
value $324,742)	318,374	318,374
BNP Paribas
0.28%, dated 12/31/15, to
be repurchased on 1/4/16,
repurchase price $41,603
(collateralized by
U.S. government
obligations 0.000%
2/15/31-2/15/43; market
value $42,433)	41,601	41,601
		551,000
Total Short-Term
Investments
(cost $3,180,214)		3,180,188

Total Value of
Securities – 103.15%
(cost $64,083,339)		75,703,025
Liabilities Net of
Receivables and Other
Assets – (3.15%)★		(2,314,981)
Net Assets – 100.00%		$73,388,044
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2015, the aggregate value of Rule 144A securities was $1,904,156, which represents 2.59% of the Fund’s net assets.

(continues)     NQ-452 [12/15] 2/16 (16081) 21

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

@	Illiquid security. At Dec. 31, 2015, the aggregate value of illiquid securities was $1,119,565, which represents 1.53% of the Fund’s net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

★	Of this amount,$22,987 represents cash collateral for swap contracts and $30,064 represents securities pledged as collateral for futures contracts.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2015,the aggregate value of fair valued securities was $70,304, which represents 0.10% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Dec. 31, 2015. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Dec. 31, 2015.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Dec. 31, 2015.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Dec. 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(11,225)	USD	8,030	1/29/16	$(139)
BAML	CAD	(10,561)	USD	7,566	1/29/16	(66)
BAML	EUR	31,590	USD	(34,378)	1/29/16	(24)
BAML	NZD	(34,900)	USD	23,512	1/29/16	(311)
BNP	AUD	(73,333)	USD	52,432	1/29/16	(938)
BNP	MXN	(1,043)	USD	60	1/29/16	0
BNP	NOK	(185,047)	USD	21,014	1/29/16	83
HSBC	GBP	(5,420)	USD	8,076	1/29/16	84
JPMC	KRW	(20,878,400)	USD	17,710	1/29/16	(45)
JPMC	PLN	(14,935)	USD	3,823	1/29/16	19
JPMC	SEK	(33,944)	USD	3,978	1/29/16	(46)
TD	CAD	(15,222)	USD	10,929	1/29/16	(71)
TD	JPY	(613,300)	USD	5,059	1/29/16	(46)
TD	MXN	545,571	USD	(31,770)	1/29/16	(181)
UBS	INR	240,507	USD	(3,613)	1/29/16	2
						$(1,679)

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(2)	E-mini S&P 500 Index	$(202,082)	$(203,540)	3/19/16	$(1,458)
3	Euro-Bund	521,038	514,835	3/9/16	(6,203)
	U.S. Treasury 10 yr
(8)	Notes	(1,007,770)	(1,007,250)	3/22/16	520
	U.S. Treasury Long
4	Bonds	612,879	615,000	3/22/16	2,121
		$(75,935)			$(5,020)

22 NQ-452 [12/15] 2/16 (16081)

(Unaudited)

Swap Contracts
CDS Contracts1

			Annual		Unrealized
	Swap Referenced	Notional	Protection	Termination	Appreciation
Counterparty	Obligation	Value[2]	Payments	Date	(Depreciation)[3]
	Protection
	Purchased:
	JPMC -
ICE	CDX.NA.HY.25[4]	75,000	5.00%	12/20/20	$728
	JPMC -
ICE	CDX.NA.HY.25[4]	80,000	5.00%	12/20/20	976
	JPMC -
ICE	CDX.NA.HY.25[4]	80,000	5.00%	12/20/20	894
	JPMC -
ICE	CDX.NA.HY.25[4]	80,000	5.00%	12/20/20	(1,183)
	MSC - iTraxx®
	Europe Crossover
ICE	Series 24[5]	EUR 55,000	5.00%	12/20/20	220
JPMC	CDX.EM.24[6]	79,380	1.00%	12/20/20	710
	People’s Republic of
	China
JPMC	7.50% 10/28/27 Aa3	32,000	1.00%	9/20/20	10
					$2,355

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.
2 Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.
3 Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $596.
4 Markit’s CDX.NA.HY Index, is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.
5 Markit’s iTraxx® Europe Crossover Series is composed of up to fifty (50) European entities with non-investment grade credit ratings that trade in the CDS market.
6 Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa, and Asia.

(continues)     NQ-452 [12/15] 2/16 (16081) 23

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

Summary of abbreviations:
ADR - American Depositary Receipt
ARM - Adjustable Rate Mortgage
AUD - Australian Dollar
BAML - Bank of America Merrill Lynch
BNP - BNP Paribas
BRL - Brazilian Real
CAD - Canadian Dollar
CDS - Credit Default Swap
CDX.EM - Credit Default Swap Index Emerging Markets
CDX.NA.HY - Credit Default Swap Index North America High Yield
CHF - Swiss Franc
CVA - Dutch Certificate
DB - Deutsche Bank
EAFE - Europe Australasia Far East
ETF - Exchange-Traded Fund
EUR - European Monetary Unit
GBP - British Pound Sterling
GDR - Global Depositary Receipt
GNMA - Government National Mortgage Association
GS - Goldman Sachs
HKD - Hong Kong Dollar
HSBC - Hong Kong Shanghai Bank
ICE - Intercontinental Exchange, Inc.
IDR - Indonesian Rupiah
INR - Indian Rupee
JPMBB - JPMorgan Barclays Bank
JPMC - JPMorgan Chase Bank
JPY - Japanese Yen
KRW - South Korean Won
LB - Lehman Brothers
MSC - Morgan Stanley Capital
MXN - Mexican Peso
NOK - Norwegian Krone
NVDR - Non-Voting Depositary Receipt
NZD - New Zealand Dollar
PLN - Polish Zloty
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SEK - Swedish Krona
S.F. - Single Family
SGD - Singapore Dollar
SPDR® - Standard & Poor’s Depositary Receipt
TBA - To be announced
TD - Toronto Dominion Bank
UBS - Union Bank of Switzerland
USD - U.S. Dollar
yr - Year

24 NQ-452 [12/15] 2/16 (16081)

Notes

Delaware Foundation® Growth Allocation Fund
December 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Growth Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at their net asset value (NAV), as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)     NQ-452 [12/15] 2/16 (16081) 25

Notes

December 31, 2015 (Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2015:

Delaware Foundation® Growth Allocation Fund
Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-& Mortgage-
Backed Securities	$—	$5,522,950	$—	$5,522,950
Corporate Debt	—	4,440,503	—	4,440,503
Foreign Debt	—	305,624	—	305,624
Senior Secured Loans[1]	—	1,328,665	51,223	1,379,888
Common Stock
Consumer Discretionary	3,193,760	3,195,354	—	6,389,114
Consumer Staples	2,734,815	2,789,782	—	5,524,597
Energy	2,535,882	550,110	—	3,085,992
Financials	7,190,591	3,275,728	—	10,466,319
Healthcare	7,087,978	2,060,115	—	9,148,093
Industrials	2,776,251	2,750,410	—	5,526,661
Information Technology	9,194,063	1,897,551	—	11,091,614
Materials	1,114,209	1,006,783	—	2,120,992
Telecommunication Services	1,484,750	1,145,371	—	2,630,121
Utilities	418,774	176,028	—	594,802
Convertible Preferred Stock[1]	47,960	9,280	—	57,240
Exchange-Traded Funds	1,086,659	—	—	1,086,659
Preferred Stock[1]	45,962	10,150	—	56,112
Right	26	—	—	26
U.S. Treasury Obligations	—	3,095,530	—	3,095,530
Short-Term Investments	—	3,180,188	—	3,180,188
Total Value of Securities	$38,911,680	$36,740,122	$51,223	$75,703,025
Foreign Currency Exchange
Contracts	$—	$(1,679)	$—	$(1,679)
Futures Contracts	(5,020)	—	—	(5,020)
Swap Contracts	—	2,355	—	2,355

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

26 NQ-452 [12/15] 2/16 (16081)

(Unaudited)

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	96.29%	3.71%	100.00%
Convertible Preferred Stock	83.79%	16.21%	—	100.00%
Preferred Stock	81.91%	18.09%	—	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing as of Dec. 31, 2015, a portion of the portfolio was categorized as Level 2.

During the period ended Dec. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-452 [12/15] 2/16 (16081) 27

Schedule of investments

Delaware Foundation® Moderate Allocation Fund
December 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 57.24%
U.S. Markets – 32.14%
Consumer Discretionary – 3.00%
Boot Barn Holdings †	6,155	$75,645
BorgWarner	2,990	129,258
Buffalo Wild Wings †	520	83,018
Century Communications =†	25,000	0
Cheesecake Factory	3,010	138,791
Cinemark Holdings	2,160	72,209
Comcast Class A	3,750	211,613
Del Frisco’s Restaurant
Group †	7,280	116,626
Discovery Communications
Class A †	6,771	180,650
Discovery Communications
Class C †	12,186	307,331
Disney (Walt)	4,300	451,844
Express †	7,815	135,043
Fiesta Restaurant Group †	3,155	106,008
Ford Motor	14,200	200,078
G-III Apparel Group †	4,300	190,318
Jack in the Box	2,155	165,310
Jarden †	2,630	150,226
Johnson Controls	17,200	679,228
L Brands	8,210	786,682
Liberty Interactive QVC Group
Class A †	42,809	1,169,542
Lowe’s	9,900	752,796
Madden (Steven) †	4,970	150,193
Malibu Boats Class A †	6,810	111,480
National CineMedia	7,060	110,913
NIKE Class B	1,735	108,437
Nordstrom	2,660	132,495
Popeyes Louisiana Kitchen †	2,895	169,357
Shutterfly †	2,880	128,333
Starbucks	2,760	165,683
Tenneco †	3,415	156,783
Tractor Supply	2,760	235,980
TripAdvisor †	9,239	787,625
		8,359,495
Consumer Staples – 2.17%
Archer-Daniels-Midland	20,200	740,936
Casey’s General Stores	2,945	354,725
CVS Health	10,830	1,058,849
General Mills	2,330	134,348
J&J Snack Foods	1,055	123,087
Kimberly-Clark	1,530	194,769
Kraft Heinz	10,266	746,954
Mondelez International	17,300	775,732
PepsiCo	3,640	363,709
Procter & Gamble	4,750	377,197
Walgreens Boots Alliance	13,701	1,166,709
		6,037,015
Energy – 1.67%
Bonanza Creek Energy †	4,335	22,845
Bristow Group	1,130	29,267
Carrizo Oil & Gas †	3,940	116,545
Chevron	8,300	746,668
ConocoPhillips	16,120	752,643
EOG Resources	2,520	178,391
Exxon Mobil	6,400	498,880
Halliburton	20,300	691,012
Marathon Oil	31,600	397,844
Occidental Petroleum	12,840	868,112
Parsley Energy Class A †	2,890	53,321
RigNet †	3,360	69,518
RSP Permian †	3,140	76,585
Schlumberger	2,200	153,450
		4,655,081
Financials – 6.68%
Aflac	3,620	216,838
Allstate	12,000	745,080
American Equity Investment
Life Holding	5,725	137,572
American Tower	2,660	257,887
Ameriprise Financial	1,340	142,603
Apartment Investment &
Management	1,525	61,046
AvalonBay Communities	1,100	202,543
Bank of New York Mellon	17,600	725,472
BB&T	20,100	759,981
BBCN Bancorp	7,905	136,124
BlackRock	500	170,260
Boston Properties	1,400	178,556
Brandywine Realty Trust	10,350	141,381
Bryn Mawr Bank	1,625	46,670
Camden Property Trust	450	34,542
Capital One Financial	3,060	220,871
Cardinal Financial	5,020	114,205
Care Capital Properties	606	18,525
Citigroup	6,460	334,305
City Holding	2,966	135,368
CoBiz Financial	5,820	78,104
Cousins Properties	2,925	27,583
Crown Castle International	13,073	1,130,161
DCT Industrial Trust	6,528	243,951

(continues)     NQ-448 [12/15] 2/16 (16082) 1

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
DDR	5,300	$89,252
Douglas Emmett	2,925	91,201
Duke Realty	5,750	120,865
EastGroup Properties	2,410	134,020
Empire State Realty Trust	975	17,618
EPR Properties	3,030	177,103
Equinix	3,803	1,150,027
Equity LifeStyle Properties	800	53,336
Equity One	1,800	48,870
Equity Residential	2,750	224,373
Essex Property Trust	600	143,646
Evercore Partners Class A	5,080	274,676
Extra Space Storage	775	68,363
Federal Realty Investment
Trust	425	62,093
First Industrial Realty Trust	3,300	73,029
First NBC Bank Holding †	3,060	114,413
FirstMerit	8,520	158,898
Flushing Financial	5,100	110,364
General Growth Properties	6,775	184,348
Great Western Bancorp	5,076	147,306
Highwoods Properties	1,625	70,850
Host Hotels & Resorts	14,630	224,424
Houlihan Lokey	2,875	75,354
Independent Bank @	2,165	100,716
Infinity Property & Casualty @	1,335	109,777
Intercontinental Exchange	4,016	1,029,140
Invesco	5,330	178,448
JPMorgan Chase	6,830	450,985
KeyCorp	15,120	199,433
Kilroy Realty	975	61,698
Kimco Realty	3,550	93,933
Kite Realty Group Trust	6,657	172,616
LaSalle Hotel Properties	5,180	130,329
Lexington Realty Trust	3,525	28,200
Macerich	900	72,621
Marsh & McLennan	13,300	737,485
National Retail Properties	6,455	258,523
Old National Bancorp	10,380	140,753
Omega Healthcare Investors	1,075	37,603
Pebblebrook Hotel Trust	5,190	145,424
Post Properties	1,050	62,118
Primerica	3,490	164,833
Prologis	4,025	172,753
Prosperity Bancshares	3,260	156,024
Prudential Financial	1,660	135,141
PS Business Parks	475	41,529
Public Storage	800	198,160
Ramco-Gershenson Properties
Trust	11,550	191,845
Raymond James Financial	3,070	177,968
Regency Centers	1,325	90,259
RLJ Lodging Trust	1,725	37,312
Selective Insurance Group @	4,285	143,890
Simon Property Group	2,425	471,517
SL Green Realty	1,175	132,751
Sovran Self Storage	1,460	156,673
Spirit Realty Capital	4,375	43,837
State Street	2,670	177,181
Sterling Bancorp	11,305	183,367
Stifel Financial †	3,925	166,263
Tanger Factory Outlet Centers	1,700	55,590
Taubman Centers	450	34,524
Texas Capital Bancshares †	1,555	76,848
Travelers	2,210	249,421
UDR	2,625	98,621
United Fire Group	2,535	97,116
Urban Edge Properties	775	18,174
Ventas	2,425	136,843
Vornado Realty Trust	1,625	162,435
Webster Financial	3,465	128,863
Wells Fargo	7,670	416,941
Welltower	875	59,526
Western Alliance Bancorp †	4,320	154,915
		18,614,979
Healthcare – 6.00%
AbbVie	4,900	290,276
Acorda Therapeutics †	4,125	176,467
Air Methods †	4,285	179,670
Alkermes †	2,660	211,151
Allergan †	5,703	1,782,188
Baxalta	20,500	800,115
Biogen †	3,083	944,477
Cardinal Health	8,600	767,722
Catalent †	5,790	144,924
Celgene †	15,227	1,823,586
Cepheid †	3,950	144,293
CONMED	3,340	147,127
CryoLife @	10,581	114,063
DENTSPLY International	4,829	293,845
Express Scripts Holding †	12,210	1,067,276
Gilead Sciences	3,650	369,343
Insys Therapeutics †	3,230	92,475

2 NQ-448 [12/15] 2/16 (16082)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Healthcare (continued)
Johnson & Johnson	7,300	$749,856
Ligand Pharmaceuticals
Class B †	1,670	181,061
Medicines †	3,685	137,598
Merck	20,560	1,085,979
Merit Medical Systems †	6,050	112,469
Pfizer	36,652	1,183,127
Prestige Brands Holdings †	2,280	117,374
Quest Diagnostics	11,100	789,654
Quidel †	5,950	126,140
Retrophin †	4,540	87,577
Sirona Dental Systems †	2,643	289,594
Spectrum Pharmaceuticals †	11,185	67,446
Team Health Holdings †	2,740	120,259
TESARO †	2,475	129,492
Thermo Fisher Scientific	2,250	319,163
UnitedHealth Group	3,010	354,096
Valeant Pharmaceuticals
International †	8,421	855,995
Vanda Pharmaceuticals †	9,555	88,957
Vertex Pharmaceuticals †	1,530	192,520
WellCare Health Plans †	2,025	158,375
West Pharmaceutical Services	3,340	201,135
		16,696,865
Industrials – 2.72%
AAON	6,716	155,946
Actuant Class A	3,425	82,063
Applied Industrial
Technologies	3,715	150,420
Barnes Group	4,760	168,456
Boeing	1,380	199,534
Columbus McKinnon	6,258	118,276
Continental Building
Products †	7,620	133,045
Eaton	2,350	122,294
ESCO Technologies	4,278	154,607
Essendant	4,370	142,069
Esterline Technologies †	1,540	124,740
Federal Signal	6,355	100,727
FedEx	1,160	172,828
General Electric	16,840	524,566
Granite Construction	4,058	174,129
Honeywell International	2,020	209,211
Hunt (J.B.) Transport Services	1,480	108,573
Kadant	3,630	147,414
Kforce	6,745	170,514
KLX †	2,250	69,277
Lockheed Martin	1,190	258,409
MYR Group †	3,840	79,142
Nielsen Holdings	4,489	209,187
Northrop Grumman	4,000	755,240
On Assignment †	3,915	175,979
Parker-Hannifin	1,370	132,863
Raytheon	6,000	747,180
Republic Services	3,350	147,367
Rockwell Collins	1,280	118,144
Swift Transportation †	3,560	49,199
Tetra Tech	4,435	115,399
Union Pacific	2,990	233,818
United Technologies	2,720	261,310
US Ecology	1,975	71,969
WageWorks †	2,970	134,749
Waste Management	14,100	752,517
XPO Logistics †	4,145	112,951
		7,584,112
Information Technology – 7.87%
Accenture Class A	2,890	302,005
Adobe Systems †	2,310	217,001
Alphabet Class A †	2,038	1,585,584
Alphabet Class C †	1,029	780,888
Analog Devices	1,480	81,874
Anixter International †	1,660	100,247
Apple	6,635	698,400
Applied Micro Circuits †	17,570	111,921
Avago Technologies	1,290	187,244
CA	27,045	772,405
Callidus Software †	8,480	157,474
Cisco Systems	36,740	997,675
Convergys	6,710	167,012
eBay †	31,431	863,724
Electronic Arts †	14,283	981,528
EMC	9,500	243,960
ExlService Holdings †	3,520	158,154
Facebook Class A †	10,524	1,101,442
GrubHub †	3,545	85,789
Guidewire Software †	2,935	176,570
Infinera †	5,585	101,200
Intel	30,460	1,049,347
InterXion Holding †	3,225	97,234
Intuit	5,211	502,861
j2 Global	2,625	216,090
MasterCard Class A	11,373	1,107,275
Maxim Integrated Products	6,630	251,940

(continues)     NQ-448 [12/15] 2/16 (16082) 3

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
MaxLinear Class A †	5,300	$78,069
Microsemi †	2,490	81,149
Microsoft	26,054	1,445,476
NETGEAR †	2,285	95,764
PayPal Holdings †	26,401	955,716
Plantronics	1,985	94,129
Proofpoint †	2,590	168,376
Q2 Holdings †	1,960	51,685
Qlik Technologies †	4,145	131,231
QUALCOMM	30,095	1,504,299
Rofin-Sinar Technologies †	1,155	30,931
Ruckus Wireless †	5,525	59,173
Sabre	7,630	213,411
salesforce.com †	3,440	269,696
SciQuest †	7,565	98,118
Semtech †	7,690	145,495
Silicon Laboratories †	1,515	73,538
SS&C Technologies Holdings	1,750	119,473
Synaptics †	2,365	190,004
TeleTech Holdings	3,940	109,965
Tyler Technologies †	1,990	346,897
Visa Class A	19,660	1,524,633
Xerox	70,100	745,163
Yahoo †	4,500	149,670
Yelp †	4,933	142,070
		21,920,975
Materials – 0.85%
Axalta Coating Systems †	5,710	152,172
Axiall	2,330	35,882
Balchem	1,255	76,304
Boise Cascade †	3,195	81,568
Chemtura †	3,280	89,446
duPont (E.I.) deNemours	11,400	759,240
Eastman Chemical	3,120	210,631
Huntsman	6,640	75,497
Kaiser Aluminum	1,715	143,477
Minerals Technologies	3,085	141,478
Neenah Paper	2,635	164,503
Quaker Chemical	1,590	122,843
WestRock	3,484	158,940
Worthington Industries	5,340	160,948
		2,372,929
Telecommunication Services – 0.77%
AT&T	31,850	1,095,959
Atlantic Tele-Network	1,725	134,947
inContact †	14,890	142,051
Verizon Communications	16,600	767,252
		2,140,209
Utilities – 0.41%
Cleco	2,110	110,163
Edison International	12,500	740,125
NorthWestern	3,035	164,649
OGE Energy	3,330	87,546
South Jersey Industries	1,875	44,100
		1,146,583
Total U.S. Markets
(cost $59,684,815)		89,528,243

Developed Markets – 18.30%§
Consumer Discretionary – 3.07%
adidas	2,650	257,195
Bayerische Motoren Werke	5,937	625,443
Cie Financiere Richemont
Class A	1,430	102,349
Cie Generale des
Etablissements Michelin	1,380	131,346
Daimler	2,680	223,914
Denso	2,600	124,237
Hennes & Mauritz Class B	4,900	174,244
Jardine Cycle & Carriage	6,600	161,357
Kering	2,273	388,608
LVMH Moet Hennessy Louis
Vuitton	760	119,368
Nitori Holdings	7,548	633,869
Publicis Groupe	3,890	258,655
RELX	9,400	158,310
RTL Group	1,744	145,226
Sekisui Chemical	13,900	181,475
Shimano	900	138,197
Singapore Press Holdings	47,700	132,219
Sodexo	1,700	166,077
Sumitomo Electric Industries	10,000	141,202
Sumitomo Rubber Industries	40,400	525,314
Swatch Group	540	187,523
Taylor Wimpey	56,000	167,410
Techtronic Industries	158,000	639,614
Toyota Motor	21,889	1,347,847
USS	6,700	100,669
Volkswagen	600	92,196
Whitbread	2,370	153,620
WPP	9,850	226,575
Yue Yuen Industrial Holdings	248,000	840,095
		8,544,154

4 NQ-448 [12/15] 2/16 (16082)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Staples – 2.53%
Anheuser-Busch InBev	2,200	$273,771
Aryzta †	17,128	866,485
Asahi Group Holdings	7,100	222,252
British American Tobacco	6,750	374,867
Carlsberg Class B	7,717	683,592
Chocoladefabriken Lindt &
Spruengli Class PC	31	193,586
Coca-Cola Amatil	61,871	417,279
Danone	2,930	197,981
Diageo	6,750	184,334
Heineken	2,540	216,441
Henkel	1,720	164,515
Japan Tobacco	22,500	826,025
Jeronimo Martins	10,000	130,118
Koninklijke Ahold	9,000	189,832
L’Oreal	1,320	222,020
Nestle	7,750	575,323
Reckitt Benckiser Group	1,760	162,852
SABMiller	2,450	146,574
Tesco †	175,065	384,679
Treasury Wine Estates	25,000	150,134
Unilever	5,850	250,928
Unilever CVA	4,650	202,657
		7,036,245
Energy – 0.52%
Amec Foster Wheeler	11,050	69,757
Idemitsu Kosan	7,100	113,362
Neste	5,450	162,653
Saipem †	29,328	237,041
Subsea 7 †	5,467	38,755
Suncor Energy	15,800	407,801
TOTAL	9,280	416,016
		1,445,385
Financials – 2.85%
AIA Group	34,200	204,345
AXA	31,205	852,593
Banco Espirito Santo
Class R =†	285,000	0
Bank Leumi Le-Israel BM †	47,000	162,943
Bankia	109,600	127,537
Commonwealth Bank of
Australia	7,200	445,228
Credit Agricole	11,600	136,690
Daito Trust Construction	1,700	196,360
ING Groep CVA	47,989	649,263
Intesa Sanpaolo	51,200	170,027
Investor Class B	5,900	216,763
Mitsubishi UFJ Financial
Group	175,373	1,086,259
Nordea Bank	84,869	930,892
Platinum Asset Management	27,600	161,311
Prudential	6,400	144,194
QBE Insurance Group	15,300	139,185
Schroders	3,800	166,442
Seven Bank	30,400	133,314
Sony Financial Holdings	10,700	191,386
Standard Chartered	74,453	617,769
Swire Properties	45,800	131,689
UBS Group	9,250	179,445
UniCredit	139,286	770,034
Westfield	19,400	133,498
		7,947,167
Healthcare – 3.22%
Astellas Pharma	14,700	209,257
Bayer	2,350	293,479
ICON †	2,175	168,998
Indivior	40,000	110,542
Merck	1,680	162,652
Miraca Holdings	3,500	153,999
Novartis	17,392	1,496,047
Novo Nordisk ADR	15,432	896,291
Novo Nordisk Class B	5,830	337,512
QIAGEN †	6,570	178,066
Roche Holding	2,040	565,301
Sanofi	11,948	1,018,183
Shire	2,750	188,677
Smith & Nephew	13,000	231,695
Sonic Healthcare	9,800	126,908
STADA Arzneimittel	16,925	682,476
Sumitomo Dainippon Pharma	11,500	135,481
Teva Pharmaceutical
Industries ADR	30,900	2,028,276
		8,983,840
Industrials – 2.74%
ABB †	5,980	106,729
Abertis Infraestructuras	7,850	122,764
Aggreko	7,750	104,332
ANDRITZ	2,550	124,098
AP Moeller - Maersk	94	122,592
Boskalis Westminster	3,000	122,371
Cathay Pacific Airways	50,000	86,032
Cie de Saint-Gobain	3,800	164,666

(continues)     NQ-448 [12/15] 2/16 (16082) 5

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Industrials (continued)
Deutsche Lufthansa †	7,500	$118,128
Deutsche Post	26,812	749,570
East Japan Railway	9,141	860,735
Elbit Systems	2,270	199,814
Experian	9,050	159,959
Fraport	2,370	151,133
Fuji Electric	39,000	163,554
ITOCHU	80,249	949,182
Japan Airlines	4,400	157,482
JTEKT	6,900	112,935
Koninklijke Philips	25,335	646,628
Meggitt	83,643	461,830
Mitsubishi Electric	14,000	146,950
Mitsubishi Heavy Industries	31,000	135,542
Rexel	17,743	236,251
Singapore Airlines	13,000	102,437
Travis Perkins	6,600	191,476
Vinci	13,214	846,909
WestJet Airlines Class VV @	13,514	197,835
Yamato Holdings	4,900	103,818
		7,645,752
Information Technology – 1.41%
Amadeus IT Holding	3,930	173,205
Brother Industries	10,000	114,873
CGI Group Class A †	24,304	972,898
Ericsson Class B	21,000	202,409
Infineon Technologies	15,200	221,586
NICE-Systems	1,700	97,669
Omron	4,000	133,382
Playtech	40,766	499,111
SAP	2,870	227,733
Seiko Epson	11,100	170,924
Teleperformance	11,933	1,003,369
Trend Micro †	2,700	109,554
		3,926,713
Materials – 0.90%
Air Liquide	1,520	170,637
Alamos Gold	28,071	92,289
Anglo American ADR	10,100	22,069
Arkema	2,530	177,088
Daicel	9,400	139,884
EMS-Chemie Holding	385	169,437
Johnson Matthey	3,200	125,181
Kuraray	9,400	113,856
Rexam	81,483	726,812
Rio Tinto	12,315	358,567
Shin-Etsu Chemical	2,300	125,036
South32 †	82,000	63,005
Umicore	3,360	140,899
Yamana Gold	38,383	71,277
		2,496,037
Telecommunication Services – 0.88%
BT Group	19,400	134,710
Deutsche Telekom	14,800	265,805
KDDI	7,400	192,171
Nippon Telegraph &
Telephone	29,886	1,189,357
Swisscom	130	65,053
Tele2 Class B	61,031	608,454
		2,455,550
Utilities – 0.18%
National Grid	25,550	352,387
Tokyo Gas	31,000	145,657
		498,044
Total Developed Markets
(cost $43,882,833)		50,978,887

Emerging Markets X – 6.80%
Consumer Discretionary – 0.39%
Arcos Dorados Holdings
Class A @	17,900	55,669
Grupo Televisa ADR	15,250	414,953
Hyundai Motor	990	124,609
Mahindra & Mahindra	11,757	225,518
Qunar Cayman Islands ADR †	1,800	94,932
Woolworths Holdings	26,807	173,468
		1,089,149
Consumer Staples – 0.92%
Anadolu Efes Biracilik Ve Malt
Sanayii	24,923	161,423
BRF ADR	10,560	145,939
China Mengniu Dairy	92,000	149,345
Cia Brasileira de Distribuicao
ADR	5,100	53,652
Cia Cervecerias Unidas ADR	5,900	127,794
Fomento Economico
Mexicano ADR	3,125	288,594
Hypermarcas †	53,600	293,793
Lotte Chilsung Beverage @	186	351,281
Lotte Confectionery	124	239,922
Tingyi Cayman Islands
Holding	103,816	147,487

6 NQ-448 [12/15] 2/16 (16082)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Consumer Staples (continued)
Tsingtao Brewery	20,162	$90,823
Uni-President China
Holdings @	385,000	294,870
Wal-Mart de Mexico Class V	81,672	206,149
		2,551,072
Energy – 0.93%
Cairn India	29,953	62,248
China Petroleum & Chemical	198,850	119,413
CNOOC ADR	1,040	108,555
Gazprom ADR @	47,209	175,535
Lukoil ADR	5,200	168,922
PetroChina ADR	1,600	104,944
Petroleo Brasileiro ADR †	38,800	166,840
Polski Koncern Naftowy Orlen	8,293	142,751
PTT Foreign	21,291	144,186
Reliance Industries GDR
144A #	35,054	1,072,652
Rosneft GDR	27,910	97,289
Sasol ADR	4,700	126,054
Tambang Batubara Bukit
Asam Persero	113,200	36,701
YPF ADR	4,900	77,028
		2,603,118
Financials – 1.04%
Akbank	86,818	199,083
Banco Santander Brasil ADR	33,150	128,953
Bangkok Bank	40,061	168,683
China Construction Bank	351,449	239,737
Etalon Group GDR
144A #@=	16,400	29,356
Grupo Financiero Banorte
Class O	22,600	124,318
ICICI Bank ADR	33,900	265,437
Industrial & Commercial Bank
of China	423,800	254,030
Itau Unibanco Holding ADR	28,382	184,767
KB Financial Group ADR	8,889	247,736
Powszechna Kasa
Oszczednosci Bank Polski †	9,437	65,543
Reliance Capital	17,088	112,497
Remgro	10,165	160,949
Samsung Life Insurance	2,959	275,955
Sberbank of Russia @=	112,564	156,141
Shinhan Financial Group	6,232	208,918
UEM Sunrise	298,319	77,516
		2,899,619
Industrials – 0.14%
Gol Linhas Aereas Inteligentes
ADR	29,100	16,674
KCC	972	342,194
Rumo Logistica Operadora
Multimodal †	5,106	8,044
Santos Brasil Participacoes	7,500	23,859
		390,771
Information Technology – 1.98%
Baidu ADR †	10,077	1,904,956
Hon Hai Precision Industry	126,071	307,887
LG Display ADR	13,100	136,764
MediaTek	22,000	166,048
Samsung Electronics	1,220	1,298,583
Samsung SDI	1,078	103,423
SINA †	5,500	271,700
Sohu.com @†	8,100	463,239
Taiwan Semiconductor
Manufacturing	70,069	301,661
Taiwan Semiconductor
Manufacturing ADR	12,700	288,925
Telesites †	10,000	6,522
United Microelectronics	361,000	131,646
WNS Holdings ADR †	4,490	140,043
		5,521,397
Materials – 0.40%
Anglo American Platinum †	3,426	41,273
Braskem ADR	14,775	200,053
Cemex ADR †	22,596	125,860
Cemex Latam Holdings †	11,556	37,422
Gerdau @	11,000	9,665
Gerdau ADR	14,400	17,280
Impala Platinum Holdings †	6,237	10,092
Nine Dragons Paper Holdings	144,000	84,559
Siam Cement NVDR	6,200	78,795
Siam Cement-Foreign	7,800	98,319
Sociedad Quimica y Minera de
Chile ADR	4,600	87,446
UltraTech Cement	5,794	242,714
Vale ADR	21,125	69,501
		1,102,979
Telecommunication Services – 1.00%
America Movil Class L ADR	10,000	140,600
China Mobile	37,921	426,837
China Mobile ADR	6,525	367,553
KT ADR †	9,850	117,313
MegaFon GDR	10,498	122,125

(continues)     NQ-448 [12/15] 2/16 (16082) 7

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Telecommunication Services (continued)
Mobile TeleSystems ADR	8,800	$54,384
Reliance Communications †	48,791	64,861
SK Telecom ADR	39,000	785,850
Telefonica Brasil ADR	23,505	212,250
Tim Participacoes ADR	26,500	224,720
Turkcell Iletisim Hizmetleri
ADR	11,550	98,059
Vodacom Group	18,905	186,372
		2,800,924
Total Emerging Markets
(cost $21,240,792)		18,959,029

Total Common Stock
(cost $124,808,440)		159,466,159

Convertible Preferred Stock – 0.16%
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49	38	41,544
Crown Castle International
4.50% exercise price
$87.58, expiration date
11/1/16	800	85,816
Dominion Resources 6.125%
exercise price $64.83,
expiration date 4/1/16	715	37,952
Dynegy 5.375% exercise price
$38.75, expiration date
11/1/17	360	18,047
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	500	20,235
Halcon Resources 5.75%
exercise price $30.78,
expiration date
12/31/49 @	59	3,938
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49 @	45	61,200
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16 @	1,635	20,438
Maiden Holdings 7.25%
exercise price $15.22,
expiration date 9/15/16	1,133	59,613
T-Mobile US 5.50% exercise
price $31.02, expiration
date 12/15/17	552	37,376
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	50	58,149
Total Convertible Preferred
Stock (cost $563,853)		444,308

Exchange-Traded Funds – 1.15%
Financial Select Sector SPDR®
Fund	28,217	671,000
iShares MSCI EAFE Growth
Index ETF	3,878	260,369
iShares MSCI EAFE Index ETF	3,355	197,106
PowerShares KBW Bank
Portfolio	53,461	2,009,599
Vanguard FTSE Developed
Markets ETF	1,845	67,748
Total Exchange-Traded
Funds (cost $3,378,645)		3,205,822

	Principal
	amount°
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.093% 9/26/33 ϕ	58,911	64,695
Fannie Mae REMIC Trust
Series 2002-W11 AV1
0.762% 11/25/32 ●	4,152	4,056
Total Agency Asset-Backed
Securities (cost $62,589)		68,751

Agency Collateralized Mortgage Obligations – 0.82%
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26	21,229	23,865
Series 2003-26 AT
5.00% 11/25/32	18,519	18,803
Series 2005-70 PA
5.50% 8/25/35	10,810	12,104
Series 2008-15 SB
6.178% 8/25/36 ●∑	28,005	5,856
Series 2010-129 SM
5.578% 11/25/40 ●∑	164,762	27,244
Series 2010-41 PN
4.50% 4/25/40	120,000	128,890
Series 2010-43 HJ
5.50% 5/25/40	16,105	18,014
Series 2010-96 DC
4.00% 9/25/25	3,885	4,106

8 NQ-448 [12/15] 2/16 (16082)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2011-15 SA
6.638% 3/25/41 ●∑	164,037	$35,657
Series 2012-122 SD
5.678% 11/25/42 ●∑	166,758	37,302
Series 2013-26 ID
3.00% 4/25/33 ∑	225,299	32,808
Series 2013-38 AI
3.00% 4/25/33 ∑	215,007	30,822
Series 2013-43 IX
4.00% 5/25/43 ∑	597,366	145,021
Series 2013-44 DI
3.00% 5/25/33 ∑	675,425	97,725
Series 2014-36 ZE
3.00% 6/25/44	99,615	86,967
Series 2014-68 BS
5.728% 11/25/44 ●∑	221,619	44,439
Series 2014-90 SA
5.728% 1/25/45 ●∑	621,754	136,614
Series 2015-27 SA
6.028% 5/25/45 ●∑	93,353	21,129
Series 2015-44 Z
3.00% 9/25/43	170,536	158,788
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series K038 A2 3.389%
3/25/24 ⧫	95,000	98,414
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	15,108	16,943
Series 4065 DE
3.00% 6/15/32	30,000	29,939
Series 4120 IK
3.00% 10/15/32 ∑	331,442	44,810
Series 4146 IA
3.50% 12/15/32 ∑	174,989	27,632
Series 4159 KS
5.82% 1/15/43 ●∑	150,393	37,104
Series 4185 LI
3.00% 3/15/33 ∑	164,805	23,167
Series 4191 CI
3.00% 4/15/33 ∑	79,085	10,494
Series 4435 DY
3.00% 2/15/35	142,000	138,933
Freddie Mac Strips
Series 326 S2
5.62% 3/15/44 ●∑	109,080	23,348
Freddie Mac Structured
Agency Credit Risk Debt
Notes
Series 2015-HQA2 M2
3.222% 5/25/28 ●	250,000	249,812
GNMA
Series 2010-113 KE
4.50% 9/20/40	295,000	324,051
Series 2015-133 AL
3.00% 5/20/45	188,000	179,327
Total Agency Collateralized
Mortgage Obligations
(cost $2,314,379)		2,270,128

Agency Mortgage-Backed Securities – 8.54%
Fannie Mae
6.50% 8/1/17	3,870	3,946
Fannie Mae ARM
2.418% 5/1/43 ●	71,661	72,280
2.553% 6/1/43 ●	24,441	24,773
2.913% 7/1/45 ●	33,574	34,224
3.177% 4/1/44 ●	82,704	85,221
3.259% 3/1/44 ●	100,156	103,379
3.277% 9/1/43 ●	66,916	69,042
Fannie Mae Relocation 30 yr
5.00% 1/1/36	3,126	3,398
Fannie Mae S.F. 15 yr
2.50% 10/1/27	12,285	12,484
2.50% 12/1/27	31,267	31,773
2.50% 4/1/28	19,370	19,627
2.50% 9/1/28	43,572	44,234
3.00% 9/1/30	97,861	100,913
3.50% 6/1/26	69,552	72,973
3.50% 7/1/26	65,847	69,150
4.00% 4/1/24	18,697	19,780
4.00% 5/1/25	31,793	33,717
4.00% 11/1/25	151,993	161,236
4.00% 12/1/26	52,426	55,603
4.00% 1/1/27	324,772	344,519
4.00% 5/1/27	118,265	125,449
4.00% 8/1/27	63,979	67,830
4.50% 4/1/18	3,902	4,032
5.00% 9/1/18	6,880	7,136
5.50% 6/1/22	1,870	1,906
Fannie Mae S.F. 15 yr TBA
2.50% 1/1/31	228,000	229,802
2.50% 2/1/31	59,000	59,358
Fannie Mae S.F. 20 yr
3.00% 2/1/33	8,406	8,631

(continues)     NQ-448 [12/15] 2/16 (16082) 9

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 20 yr
3.00% 8/1/33	64,779	$66,513
3.50% 4/1/33	11,457	11,978
3.50% 9/1/33	47,182	49,439
4.00% 1/1/31	14,691	15,680
4.00% 2/1/31	44,117	47,191
Fannie Mae S.F. 30 yr
3.00% 7/1/42	61,784	62,017
3.00% 10/1/42	37,626	37,829
3.00% 12/1/42	160,356	160,831
3.00% 2/1/43	41,441	41,536
3.00% 5/1/43	156,747	157,085
4.50% 6/1/38	57,944	63,137
4.50% 7/1/41	37,037	40,080
4.50% 8/1/41	93,406	102,522
4.50% 1/1/42	72,137	78,025
4.50% 9/1/42	692,692	751,097
4.50% 11/1/43	46,257	50,057
4.50% 5/1/44	666,096	722,275
4.50% 6/1/44	85,040	92,012
4.50% 9/1/44	245,360	265,710
4.50% 10/1/44	346,011	375,230
4.50% 2/1/45	776,958	841,987
5.00% 10/1/35	12,715	14,030
5.00% 11/1/35	25,924	28,596
5.00% 4/1/37	15,711	17,323
5.50% 12/1/32	2,967	3,330
5.50% 2/1/33	38,216	42,725
5.50% 4/1/34	15,675	17,619
5.50% 11/1/34	16,531	18,593
5.50% 12/1/34	102,741	115,839
5.50% 3/1/35	32,116	36,159
5.50% 4/1/35	75,709	85,054
5.50% 5/1/35	26,412	29,732
5.50% 6/1/35	10,975	12,328
5.50% 1/1/36	62,424	70,236
5.50% 4/1/36	35,039	39,292
5.50% 5/1/36	7,412	8,328
5.50% 7/1/36	4,530	5,097
5.50% 9/1/36	64,416	72,371
5.50% 11/1/36	11,793	13,168
5.50% 1/1/37	50,408	56,352
5.50% 2/1/37	11,250	12,564
5.50% 4/1/37	101,300	113,296
5.50% 8/1/37	42,362	47,645
5.50% 9/1/37	59,320	66,326
5.50% 1/1/38	1,134	1,268
5.50% 2/1/38	33,072	37,147
5.50% 3/1/38	26,617	29,682
5.50% 6/1/38	107,419	119,974
5.50% 9/1/38	157,985	177,529
5.50% 1/1/39	75,736	85,307
5.50% 2/1/39	171,577	192,794
5.50% 10/1/39	137,114	153,163
5.50% 7/1/40	100,633	112,698
5.50% 9/1/41	453,024	506,092
6.00% 5/1/36	44,713	50,590
6.00% 6/1/36	5,243	5,932
6.00% 12/1/36	5,841	6,650
6.00% 2/1/37	17,731	20,062
6.00% 5/1/37	45,257	51,212
6.00% 6/1/37	3,213	3,658
6.00% 7/1/37	3,235	3,650
6.00% 8/1/37	70,146	79,706
6.00% 9/1/37	6,120	6,923
6.00% 11/1/37	6,745	7,613
6.00% 5/1/38	74,990	84,744
6.00% 7/1/38	2,004	2,262
6.00% 9/1/38	98,985	111,978
6.00% 10/1/38	65,073	73,508
6.00% 11/1/38	14,035	15,983
6.00% 1/1/39	28,974	32,816
6.00% 9/1/39	239,719	270,920
6.00% 3/1/40	24,537	27,759
6.00% 7/1/40	93,480	105,613
6.00% 9/1/40	22,001	24,885
6.00% 11/1/40	9,075	10,346
6.00% 5/1/41	135,301	153,283
6.50% 2/1/36	17,550	20,056
7.50% 6/1/31	14,172	17,357
Fannie Mae S.F. 30 yr TBA
3.00% 1/1/46	4,343,000	4,343,040
3.00% 2/1/46	6,276,000	6,263,554
4.50% 1/1/46	1,587,000	1,713,762
Freddie Mac ARM
2.479% 7/1/36 ●	14,971	15,879
2.521% 1/1/44 ●	194,924	198,656
2.57% 4/1/34 ●	5,166	5,471
2.832% 9/1/45 ●	272,840	278,263
2.953% 11/1/44 ●	25,858	26,532
2.959% 10/1/45 ●	70,477	71,811
Freddie Mac S.F. 15 yr
4.00% 12/1/24	24,051	25,388
4.00% 5/1/25	8,766	9,256
4.00% 8/1/25	20,936	22,115

10 NQ-448 [12/15] 2/16 (16082)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 15 yr
4.50% 8/1/24	53,581	$57,432
4.50% 9/1/26	29,581	31,687
5.00% 6/1/18	7,668	7,930
Freddie Mac S.F. 20 yr
3.50% 1/1/34	79,509	83,146
3.50% 9/1/35	58,983	61,520
4.00% 8/1/35	14,687	15,687
4.00% 10/1/35	74,574	79,652
Freddie Mac S.F. 30 yr
3.00% 10/1/42	71,227	71,276
3.00% 11/1/42	80,859	80,933
4.50% 4/1/39	11,909	13,002
4.50% 10/1/39	66,911	72,176
4.50% 4/1/41	165,926	179,066
5.50% 3/1/34	6,669	7,412
5.50% 12/1/34	6,032	6,718
5.50% 6/1/36	3,994	4,440
5.50% 11/1/36	8,516	9,467
5.50% 12/1/36	1,926	2,140
5.50% 9/1/37	7,371	8,199
5.50% 4/1/38	24,543	27,300
5.50% 6/1/38	4,810	5,358
5.50% 7/1/38	26,642	29,646
5.50% 6/1/39	25,990	28,922
5.50% 3/1/40	21,932	24,403
5.50% 8/1/40	23,886	26,576
5.50% 1/1/41	23,109	25,711
5.50% 6/1/41	143,529	159,652
6.00% 2/1/36	13,436	15,326
6.00% 1/1/38	7,862	8,841
6.00% 6/1/38	22,132	24,955
6.00% 8/1/38	48,269	55,174
6.00% 5/1/40	42,803	48,565
6.00% 7/1/40	43,608	49,187
6.50% 4/1/39	34,425	39,205
7.00% 11/1/33	14,201	16,929
GNMA I S.F. 30 yr
5.00% 6/15/40	12,041	13,291
Total Agency
Mortgage-Backed
Securities
(cost $23,809,175)		23,792,461

Collateralized Debt Obligations – 0.63%
Avery Point III CLO
Series 2013-3A A 144A
1.715% 1/18/25 #●	250,000	245,825
Benefit Street Partners CLO IV
Series 2014-IVA A1A 144A
1.807% 7/20/26 #●	500,000	495,650
Carlyle Global Market
Strategies CLO
Series 2014-2A A 144A
1.832% 5/15/25 #●	250,000	247,700
Cent CLO 21
Series 2014-21A A1B
144A 1.713% 7/27/26 #●	250,000	246,575
Magnetite IX
Series 2014-9A A1 144A
1.74% 7/25/26 #●	285,000	281,808
Neuberger Berman CLO XIX
Series 2015-19A A1 144A
1.709% 7/15/27 #●	250,000	247,225
Total Collateralized Debt
Obligations
(cost $1,782,091)		1,764,783

Commercial Mortgage-Backed Securities – 2.56%
Banc of America Commercial
Mortgage Trust
Series 2006-1 AM
5.421% 9/10/45 ●	9,951	9,941
Series 2006-4 A4
5.634% 7/10/46	108,254	109,133
Series 2007-4 AM
5.809% 2/10/51 ●	80,000	83,618
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PWR18 A4
5.70% 6/11/50	55,000	57,335
CD Commercial Mortgage
Trust
Series 2005-CD1 C
5.284% 7/15/44 ●	3,507	3,506
CFCRE Commercial Mortgage
Trust
Series 2011-C1 A2 144A
3.759% 4/15/44 #	29,930	29,990
Citigroup Commercial
Mortgage Trust
Series 2007-C6 AM
5.71% 12/10/49 ●	60,000	61,310
Series 2014-GC25 A4
3.635% 10/10/47	115,000	116,908
Series 2015-GC27 A5
3.137% 2/10/48	135,000	131,751

(continues)     NQ-448 [12/15] 2/16 (16082) 11

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
COMM Mortgage Trust
Series 2013-CR6 A4
3.101% 3/10/46	95,000	$94,966
Series 2014-CR16 A4
4.051% 4/10/47	125,000	131,400
Series 2014-CR19 A5
3.796% 8/10/47	140,000	144,273
Series 2014-CR20 A4
3.59% 11/10/47	50,000	50,659
Series 2014-CR20 AM
3.938% 11/10/47	215,000	220,310
Series 2014-CR21 A3
3.528% 12/10/47	75,000	75,599
Series 2015-3BP A 144A
3.178% 2/10/35 #	300,000	293,983
Series 2015-CR23 A4
3.497% 5/10/48	150,000	150,507
Commercial Mortgage Trust
Series 2007-GG9 AM
5.475% 3/10/39	50,000	51,152
DBUBS Mortgage Trust
Series 2011-LC1A C 144A
5.663% 11/10/46 #●	130,000	143,072
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.631% 11/25/49 #●	70,000	73,358
Series 2011-K13 B 144A
4.60% 1/25/48 #●	200,000	211,865
Series 2011-K15 B 144A
4.948% 8/25/44 #●	10,000	10,746
Series 2012-K18 B 144A
4.255% 1/25/45 #●	50,000	51,425
Series 2012-K19 B 144A
4.036% 5/25/45 #●	25,000	25,426
Series 2012-K22 B 144A
3.687% 8/25/45 #●	95,000	94,205
Series 2012-K22 C 144A
3.687% 8/25/45 #●	70,000	69,847
Series 2012-K707 B 144A
3.883% 1/25/47 #●	35,000	35,679
Series 2012-K708 B 144A
3.754% 2/25/45 #●	145,000	147,610
Series 2012-K708 C 144A
3.754% 2/25/45 #●	25,000	25,264
Series 2012-K711 B 144A
3.562% 8/25/45 #●	15,000	15,168
Series 2013-K25 C 144A
3.618% 11/25/45 #●	75,000	70,993
Series 2013-K26 C 144A
3.599% 12/25/45 #●	45,000	43,416
Series 2013-K30 C 144A
3.556% 6/25/45 #●	75,000	69,859
Series 2013-K31 C 144A
3.627% 7/25/46 #●	155,000	145,774
Series 2013-K33 B 144A
3.503% 8/25/46 #●	80,000	77,392
Series 2013-K33 C 144A
3.503% 8/25/46 #●	25,000	23,779
Series 2013-K712 B 144A
3.371% 5/25/45 #●	135,000	135,425
Series 2013-K713 B 144A
3.165% 4/25/46 #●	135,000	134,219
Series 2013-K713 C 144A
3.165% 4/25/46 #●	135,000	129,973
Series 2014-K716 C 144A
3.953% 8/25/47 #●	55,000	54,654
Series 2015-K47 B 144A
3.60% 6/25/48 #●	55,000	48,980
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	100,000	102,423
GS Mortgage Securities Trust
Series 2010-C1 A2 144A
4.592% 8/10/43 #	615,000	660,163
Series 2014-GC24 A5
3.931% 9/10/47	150,000	156,068
Series 2015-GC32 A4
3.764% 7/10/48	55,000	56,211
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	100,000	100,075
Series 2013-HLT BFX 144A
3.367% 11/5/30 #	150,000	150,112
Houston Galleria Mall Trust
Series 2015-HGLR A1A2
144A 3.087% 3/5/37 #	265,000	257,974
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C18 A1
1.254% 2/15/47	49,817	49,303
Series 2014-C22 B
4.561% 9/15/47 ●	35,000	35,568
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.498% 8/12/37 ●	40,000	42,974
Series 2005-LDP5 D
5.522% 12/15/44 ●	65,000	64,838
Series 2006-LDP8 AM
5.44% 5/15/45	525,000	534,153

12 NQ-448 [12/15] 2/16 (16082)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2015-JP1 A5
3.914% 1/15/49	145,000	$149,355
LB-UBS Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	5,595	5,614
Series 2006-C6 AJ
5.452% 9/15/39 ●	133,000	133,825
Series 2006-C6 AM
5.413% 9/15/39	115,000	117,111
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C19 AS
3.832% 12/15/47	30,000	30,288
Series 2015-C22 A3
3.046% 4/15/48	60,000	57,982
Series 2015-C23 A4
3.719% 7/15/50	210,000	214,001
Series 2015-C26 A5
3.531% 10/15/48	120,000	120,030
Morgan Stanley Capital I Trust
Series 2005-HQ7 C
5.191% 11/14/42 ●	109,742	109,575
Series 2006-HQ10 B
5.448% 11/12/41 ●	100,000	96,029
Series 2006-TOP23 A4
5.847% 8/12/41 ●	58,293	58,702
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5 A3
2.918% 10/15/45	60,000	59,641
Series 2015-NXS3 A4
3.617% 9/15/57	80,000	80,779
WFRBS Commercial Mortgage
Trust
Series 2014-C23 A5
3.917% 10/15/57	30,000	31,160
Total Commercial
Mortgage-Backed
Securities (cost $7,269,500)		7,128,424

Convertible Bonds – 0.73%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
expiration date 4/27/18 @	106,000	106,927
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	74,000	80,429
BioMarin Pharmaceutical
1.50% exercise price
$94.15, expiration date
10/13/20	23,000	30,849
Blackstone Mortgage Trust
5.25% exercise price
$28.66, expiration date
12/1/18	114,000	116,280
Blucora 4.25% exercise price
$21.66, expiration date
3/29/19	49,000	40,854
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, expiration date
10/11/18 #@	66,000	65,381
Cardtronics 1.00% exercise
price $52.35, expiration
date 11/27/20	46,000	42,924
Cemex 3.72% exercise price
$11.90, expiration date
3/15/20	56,000	44,205
Chart Industries 2.00%
exercise price $69.03,
expiration date 7/30/18 @	68,000	59,160
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #	38,000	47,310
GAIN Capital Holdings
4.125% exercise price
$12.00, expiration date
11/30/18 @	37,000	37,208
General Cable 4.50% exercise
price $33.38, expiration
date 11/15/29 @Φ	73,000	45,032
Gilead Sciences 1.625%
exercise price $22.44,
expiration date 4/29/16	17,000	75,990
HealthSouth 2.00% exercise
price $38.08, expiration
date 11/30/43	57,000	61,703
Helix Energy Solutions Group
3.25% exercise price
$25.02, expiration date
3/12/32	51,000	40,449
Hologic 2.00% exercise price
$31.17, expiration date
2/27/42 Φ	7,000	9,371
Huron Consulting Group
1.25% exercise price
$79.89, expiration date
9/27/19	66,000	65,629

(continues)     NQ-448 [12/15] 2/16 (16082) 13

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Convertible Bonds (continued)
inContact 144A 2.50%
exercise price $14.23,
expiration date 4/1/22 #		71,000	$67,139
Infinera 1.75% exercise price
$12.58, expiration date
6/1/18		18,000	27,855
Jefferies Group 3.875%
exercise price $44.53,
expiration date 10/31/29		157,000	156,804
Liberty Interactive 144A
1.00% exercise price
$64.23, expiration date
9/28/43 #		67,000	57,913
Meritor 4.00% exercise price
$26.73, expiration date
2/12/27 Φ		80,000	76,050
Microchip Technology 144A
1.625% exercise price
$66.61, expiration date
2/13/25 #		30,000	29,963
New Mountain Finance
5.00% exercise price
$15.93, expiration date
6/15/19 @		41,000	40,283
Novellus Systems 2.625%
exercise price $34.37,
expiration date 5/14/41		36,000	84,893
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17		70,000	95,856
NXP Semiconductors 1.00%
exercise price $102.84,
expiration date 11/27/19		39,000	42,924
PROS Holdings 144A 2.00%
exercise price $33.79,
expiration date 11/27/19 #		80,000	78,500
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, expiration date
12/13/18 @		45,000	39,656
Spirit Realty Capital 3.75%
exercise price $13.10,
expiration date 5/13/21 @		84,000	79,643
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19 @		12,000	7,913
Vector Group 1.75% exercise
price $24.64, expiration
date 4/15/20 ●		60,000	68,887
Vector Group 2.50% exercise
price $15.98, expiration
date 1/14/19 ●		26,000	39,970
VEREIT 3.75% exercise price
$14.99, expiration date
12/14/20 @		90,000	$80,944
Total Convertible Bonds
(cost $2,017,455)			2,044,894

Corporate Bonds – 13.32%
Banking – 2.41%
Australia & New Zealand
Banking Group
2.625% 12/10/18	CAD	51,000	38,306
Banco Bilbao Vizcaya
Argentaria Colombia 144A
4.875% 4/21/25 #		150,000	144,000
Banco Nacional de Comercio
Exterior 144A
4.375% 10/14/25 #		200,000	198,000
Bank of America
3.875% 8/1/25		215,000	218,687
3.95% 4/21/25		455,000	443,917
Bank of New York Mellon
2.15% 2/24/20		25,000	24,743
BB&T 5.25% 11/1/19		169,000	184,911
BBVA Bancomer 144A
6.50% 3/10/21 #		150,000	159,750
Citizens Financial Group
4.30% 12/3/25		105,000	105,762
City National 5.25% 9/15/20		100,000	111,277
Compass Bank
3.875% 4/10/25		250,000	229,579
Cooperatieve Centrale
Raiffeisen-Boerenleenbank
2.50% 9/4/20	NOK	80,000	9,480
4.25% 1/13/22	AUD	22,000	16,491
Credit Suisse Group Funding
Guernsey 144A
3.125% 12/10/20 #		275,000	274,061
Fifth Third Bancorp
2.875% 7/27/20		50,000	49,998
Finnvera 144A
2.375% 6/4/25 #		200,000	193,923
Goldman Sachs Group
5.20% 12/17/19	NZD	20,000	14,160
JPMorgan Chase
0.953% 1/28/19 ●		45,000	44,701
4.25% 11/2/18	NZD	110,000	76,162
4.25% 10/1/27		140,000	139,986
6.75% 8/29/49 ●		115,000	125,494
KeyBank 5.45% 3/3/16		290,000	291,989

14 NQ-448 [12/15] 2/16 (16082)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Lloyds Banking Group
4.50% 11/4/24		200,000	$203,393
Morgan Stanley
3.95% 4/23/27		15,000	14,591
5.00% 9/30/21	AUD	24,000	18,334
National City Bank
0.822% 6/7/17 ●		250,000	248,518
Nordea Bank 144A
6.125% 12/29/49 #●		200,000	196,040
PNC Bank 2.60% 7/21/20		270,000	270,107
Santander Holdings USA
3.45% 8/27/18		90,000	91,554
Santander Issuances
5.179% 11/19/25		200,000	197,346
Santander UK Group Holdings
144A 4.75% 9/15/25 #		400,000	396,656
State Street
2.55% 8/18/20		115,000	116,507
3.10% 5/15/23		65,000	64,296
3.55% 8/18/25		130,000	134,249
SunTrust Banks
2.35% 11/1/18		50,000	50,295
Toronto-Dominion Bank
2.50% 12/14/20		135,000	135,101
UBS Group Funding Jersey
144A 4.125% 9/24/25 #		200,000	200,190
USB Capital IX 3.50%
10/29/49 @●		235,000	181,244
Wells Fargo
2.55% 12/7/20		205,000	204,133
4.30% 7/22/27		165,000	168,782
Woori Bank
144A 2.875% 10/2/18 #		200,000	202,962
144A 4.75% 4/30/24 #		400,000	410,095
Zions Bancorporation
4.50% 6/13/23		100,000	102,897
			6,702,667
Basic Industry – 0.88%
ArcelorMittal 10.85% 6/1/19		145,000	136,663
Ball 5.25% 7/1/25		85,000	87,231
Cemex 144A
7.25% 1/15/21 #		200,000	193,000
CF Industries 6.875% 5/1/18		195,000	211,401
Dow Chemical
8.55% 5/15/19		611,000	720,691
Georgia-Pacific
8.00% 1/15/24		270,000	341,974
Gerdau Holdings 144A
7.00% 1/20/20 #		100,000	90,000
Grace (W.R.) 144A
5.125% 10/1/21 #		30,000	30,375
INVISTA Finance 144A
4.25% 10/15/19 #		135,000	131,625
Joseph T Ryerson & Son
11.25% 10/15/18 @		14,000	10,500
Lundin Mining 144A
7.50% 11/1/20 #		65,000	61,100
Methanex 4.25% 12/1/24		125,000	111,024
OCP 144A 4.50% 10/22/25 #		200,000	187,013
PolyOne 5.25% 3/15/23		60,000	58,800
PPG Industries
2.30% 11/15/19		80,000	79,246
			2,450,643
Capital Goods – 0.30%
Brambles USA 144A
4.125% 10/23/25 #		40,000	40,301
BWAY Holding 144A
9.125% 8/15/21 #		85,000	79,900
Embraer Netherlands Finance
5.05% 6/15/25		70,000	63,875
Fortune Brands Home &
Security 3.00% 6/15/20		65,000	64,712
General Electric
4.00% 12/29/49 ●		246,900	247,209
Lockheed Martin
2.50% 11/23/20		40,000	39,808
3.55% 1/15/26		60,000	60,335
Owens-Brockway Glass
Container 144A
5.875% 8/15/23 #		30,000	30,506
Parker-Hannifin
3.30% 11/21/24		10,000	10,097
TransDigm 6.50% 7/15/24		60,000	59,970
Union Andina de Cementos
144A 5.875% 10/30/21 #		150,000	145,125
			841,838
Consumer Cyclical – 0.81%
American Axle &
Manufacturing
6.25% 3/15/21		90,000	93,487
AutoNation 3.35% 1/15/21		25,000	24,940
CDK Global 4.50% 10/15/24		75,000	74,764
CVS Health 144A
5.00% 12/1/24 #		70,000	75,863
Daimler 2.75% 12/10/18	NOK	210,000	24,532
Delphi Automotive
3.15% 11/19/20		55,000	54,990
Ford Motor 7.45% 7/16/31		108,000	133,602

(continues)     NQ-448 [12/15] 2/16 (16082) 15

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Ford Motor Credit
4.05% 12/10/18	AUD	18,000	$13,140
General Motors Financial
3.45% 4/10/22		185,000	177,710
4.00% 1/15/25		115,000	109,310
4.30% 7/13/25		30,000	29,147
4.375% 9/25/21		80,000	81,226
Harman International
Industries 4.15% 5/15/25		65,000	62,415
Host Hotels & Resorts
3.75% 10/15/23		70,000	67,602
4.50% 2/1/26		55,000	54,400
Hyundai Capital America
144A 2.125% 10/2/17 #		80,000	79,546
144A 2.55% 2/6/19 #		50,000	49,648
Lear 5.25% 1/15/25		135,000	138,037
Marriott International
3.375% 10/15/20		105,000	106,991
Meritor 6.75% 6/15/21		55,000	50,875
Nemak 144A
5.50% 2/28/23 #		200,000	201,500
QVC 5.45% 8/15/34		110,000	95,416
Sally Holdings 5.75% 6/1/22		5,000	5,200
Signet UK Finance
4.70% 6/15/24		220,000	217,021
Starwood Hotels & Resorts
Worldwide
3.75% 3/15/25 @		80,000	78,462
4.50% 10/1/34 @		20,000	18,084
Toyota Finance Australia
2.25% 8/31/16	NOK	130,000	14,757
Toyota Motor Credit
2.80% 7/13/22		120,000	119,550
			2,252,215
Consumer Non-Cyclical – 1.03%
AstraZeneca
2.375% 11/16/20		95,000	94,429
3.375% 11/16/25		160,000	159,172
Becton Dickinson
6.375% 8/1/19		165,000	186,409
Campbell Soup
3.30% 3/19/25		140,000	139,523
Celgene 3.25% 8/15/22		15,000	14,903
Community Health Systems
6.875% 2/1/22		60,000	57,225
DaVita HealthCare Partners
5.00% 5/1/25		235,000	227,363
ENA Norte Trust 144A
4.95% 4/25/23 #		217,242	222,482
Express Scripts Holding
2.25% 6/15/19		95,000	94,518
3.50% 6/15/24		50,000	49,349
HCA 5.375% 2/1/25		190,000	187,863
HealthSouth
5.125% 3/15/23		30,000	28,875
5.75% 11/1/24		20,000	19,175
144A 5.75% 9/15/25 #		25,000	23,375
Immucor 11.125% 8/15/19		320,000	292,800
JB 144A 3.75% 5/13/25 #		150,000	143,633
JBS USA
144A 5.75% 6/15/25 #		145,000	126,875
144A 5.875% 7/15/24 #		30,000	27,300
Kinetic Concepts
10.50% 11/1/18		80,000	78,200
Mallinckrodt International
Finance
144A 4.875% 4/15/20 #		55,000	53,213
144A 5.50% 4/15/25 #		140,000	129,500
Perrigo Finance
3.50% 12/15/21		200,000	194,655
Prestige Brands 144A
5.375% 12/15/21 #		75,000	72,375
Tenet Healthcare
4.50% 4/1/21		90,000	88,200
Zimmer Biomet Holdings
3.375% 11/30/21		155,000	155,351
			2,866,763
Energy – 0.95%
AmeriGas Finance
7.00% 5/20/22		60,000	58,350
Continental Resources
4.50% 4/15/23		165,000	118,717
Dominion Gas Holdings
3.60% 12/15/24		95,000	94,120
4.60% 12/15/44		150,000	139,943
Ecopetrol 5.375% 6/26/26		110,000	93,913
Enbridge Energy Partners
8.05% 10/1/37 ●		300,000	246,750
Energy Transfer Partners
9.70% 3/15/19		95,000	104,698
EnLink Midstream Partners
4.15% 6/1/25		160,000	123,284
Enterprise Products Operating
7.034% 1/15/68 ●		35,000	35,613
Murphy Oil USA
6.00% 8/15/23		160,000	168,800

16 NQ-448 [12/15] 2/16 (16082)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
NiSource Finance
6.125% 3/1/22		115,000	$131,804
Noble Energy
5.05% 11/15/44		85,000	68,863
Petrobras Global Finance
5.875% 3/1/18		70,000	62,475
Petroleos Mexicanos
144A 3.50% 7/23/20 #		115,000	109,135
6.50% 6/2/41		25,000	21,737
Petronas Global Sukuk 144A
2.707% 3/18/20 #		200,000	197,021
Plains All American Pipeline
8.75% 5/1/19		175,000	192,121
Regency Energy Partners
5.875% 3/1/22		175,000	165,156
Talisman Energy
3.75% 2/1/21		70,000	63,540
Williams Partners
7.25% 2/1/17		145,000	147,899
Woodside Finance
144A 3.65% 3/5/25 #		85,000	75,428
144A 8.75% 3/1/19 #		145,000	166,470
YPF 144A 8.75% 4/4/24 #		70,000	68,250
			2,654,087
Financials – 0.47%
AerCap Ireland Capital
4.625% 7/1/22		150,000	152,063
Affiliated Managers Group
3.50% 8/1/25		100,000	95,305
American Tower
2.80% 6/1/20		35,000	34,633
4.00% 6/1/25		40,000	39,394
Aviation Capital Group
144A 2.875% 9/17/18 #		10,000	9,955
144A 4.875% 10/1/25 #		70,000	69,658
144A 6.75% 4/6/21 #		85,000	95,306
Corp Financiera de Desarrollo
144A 5.25% 7/15/29 #●		200,000	197,000
General Electric Capital
2.10% 12/11/19		25,000	25,011
4.25% 1/17/18	NZD	55,000	37,984
5.55% 5/4/20		75,000	84,992
6.00% 8/7/19		145,000	164,342
Jefferies Group
6.45% 6/8/27		50,000	53,058
6.50% 1/20/43		30,000	27,824
Lazard Group
3.75% 2/13/25		100,000	92,439
Lazard Group
6.85% 6/15/17		38,000	40,473
Peachtree Corners Funding
Trust 144A
3.976% 2/15/25 #		100,000	99,466
			1,318,903
Insurance – 0.71%
Berkshire Hathaway Finance
2.90% 10/15/20		145,000	150,374
Highmark
144A 4.75% 5/15/21 #@		65,000	66,173
144A 6.125% 5/15/41 #@		30,000	29,848
HUB International 144A
7.875% 10/1/21 #		75,000	67,687
MetLife 6.40% 12/15/36		20,000	21,900
MetLife Capital Trust X 144A
9.25% 4/8/38 #		400,000	553,000
Prudential Financial
4.50% 11/15/20		5,000	5,372
5.375% 5/15/45 ●		85,000	85,000
5.625% 6/15/43 ●		75,000	76,875
5.875% 9/15/42 ●		265,000	276,793
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #		85,000	85,246
144A 4.125% 11/1/24 #		170,000	170,891
USI 144A 7.75% 1/15/21 #		20,000	19,275
Voya Financial
5.65% 5/15/53 ●		105,000	103,950
XLIT
4.45% 3/31/25		115,000	112,825
5.50% 3/31/45		110,000	103,130
6.50% 12/29/49 ●		70,000	51,013
			1,979,352
Media – 0.54%
21st Century Fox America
144A 3.70% 10/15/25 #		40,000	39,982
144A 4.95% 10/15/45 #		120,000	118,634
CCO Holdings 144A
5.125% 5/1/23 #		115,000	115,287
CCO Safari II 144A
4.908% 7/23/25 #		275,000	275,148
CCOH Safari 144A
5.75% 2/15/26 #		100,000	100,500
CSC Holdings 5.25% 6/1/24		265,000	233,200
DISH DBS 5.00% 3/15/23		70,000	60,900
Gray Television
7.50% 10/1/20		80,000	82,500

(continues)     NQ-448 [12/15] 2/16 (16082) 17

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Media (continued)
Myriad International Holdings
144A 5.50% 7/21/25 #	200,000	$193,240
Time Warner 4.85% 7/15/45	140,000	133,825
Tribune Media 144A
5.875% 7/15/22 #	150,000	150,375
		1,503,591
Real Estate – 0.42%
CBL & Associates
4.60% 10/15/24	105,000	99,144
5.25% 12/1/23	25,000	23,953
Corporate Office Properties
3.60% 5/15/23	80,000	73,828
5.25% 2/15/24	105,000	107,588
DDR
7.50% 4/1/17	30,000	31,970
7.875% 9/1/20	97,000	116,210
Education Realty Operating
Partnership
4.60% 12/1/24	100,000	98,841
Hospitality Properties Trust
4.50% 3/15/25	95,000	91,378
Kimco Realty 3.40% 11/1/22	20,000	19,842
Omega Healthcare Investors
144A 5.25% 1/15/26 #	60,000	61,361
PLA Administradora Industrial
144A 5.25% 11/10/22 #	200,000	194,750
Regency Centers
5.875% 6/15/17	79,000	83,337
UDR 4.00% 10/1/25	35,000	35,403
Ventas Realty
4.125% 1/15/26	65,000	64,926
WP Carey 4.60% 4/1/24	80,000	79,911
		1,182,442
Services – 0.24%
AECOM 5.875% 10/15/24	146,000	149,467
GEO Group
5.125% 4/1/23	75,000	71,437
5.875% 10/15/24	85,000	82,875
MGM Resorts International
6.00% 3/15/23	134,000	133,330
United Rentals North America
5.50% 7/15/25	160,000	155,800
Zayo Group 6.00% 4/1/23	90,000	85,500
		678,409
Technology – 0.39%
First Data
144A 5.00% 1/15/24 #	60,000	59,850
First Data
144A 5.75% 1/15/24 #	345,000	340,687
144A 7.00% 12/1/23 #	40,000	40,100
Jabil Circuit 7.75% 7/15/16	28,000	28,770
Micron Technology
144A 5.25% 8/1/23 #	190,000	171,475
5.50% 2/1/25	25,000	21,813
Microsoft 4.20% 11/3/35	45,000	46,043
Motorola Solutions
4.00% 9/1/24	70,000	60,855
Oracle 3.25% 5/15/30	115,000	108,182
Samsung Electronics America
144A 1.75% 4/10/17 #	200,000	199,608
		1,077,383
Telecommunications – 1.39%
American Tower Trust I 144A
3.07% 3/15/23 #	120,000	117,962
AT&T 4.50% 5/15/35	75,000	69,582
CC Holdings GS V
3.849% 4/15/23	80,000	78,636
CenturyLink
5.80% 3/15/22	145,000	133,436
6.75% 12/1/23	100,000	94,125
Colombia Telecomunicaciones
144A 5.375% 9/27/22 #	200,000	181,000
Crown Castle Towers 144A
4.883% 8/15/20 #	455,000	487,709
Digicel Group 144A
8.25% 9/30/20 #	200,000	166,000
Equinix 5.375% 4/1/23	157,000	160,925
Frontier Communications
144A 8.875% 9/15/20 #	100,000	101,500
GTP Acquisition Partners I
144A 2.35% 6/15/20 #	100,000	97,099
Hughes Satellite Systems
7.625% 6/15/21	40,000	42,550
Millicom International Cellular
144A 6.00% 3/15/25 #	200,000	171,000
MTS International Funding
144A 8.625% 6/22/20 #	100,000	110,784
Neptune Finco 144A
6.625% 10/15/25 #	200,000	208,500
SBA Tower Trust
144A 2.24% 4/16/18 #	100,000	98,176
144A 2.898% 10/15/19 #	70,000	68,405
SES 144A 3.60% 4/4/23 #	190,000	185,700
SES GLOBAL Americas
Holdings 144A
5.30% 3/25/44 #	210,000	200,894

18 NQ-448 [12/15] 2/16 (16082)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Sprint 7.125% 6/15/24	180,000	$130,725
Time Warner Cable
5.50% 9/1/41	30,000	27,198
T-Mobile USA
6.125% 1/15/22	115,000	118,450
Verizon Communications
4.862% 8/21/46	220,000	209,086
Virgin Media Secured Finance
144A 5.25% 1/15/26 #	200,000	195,000
VTR Finance 144A
6.875% 1/15/24 #	200,000	184,500
Wind Acquisition Finance
144A 7.375% 4/23/21 #	200,000	189,500
WPP Finance 2010
5.625% 11/15/43	30,000	30,543
		3,858,985
Transportation – 0.36%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	65,000	62,969
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫	47,091	47,119
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	78,382	75,737
American Airlines 2015-2
Class AA Pass Through
Trust 3.60% 9/22/27 ⧫	35,000	35,394
ERAC USA Finance 144A
4.50% 8/16/21 #	20,000	21,188
FedEx 4.75% 11/15/45	60,000	59,681
HPHT Finance 15 144A
2.875% 3/17/20 #	200,000	199,158
Penske Truck Leasing 144A
3.30% 4/1/21 #	55,000	54,289
Trinity Industries
4.55% 10/1/24 @	110,000	100,937
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ⧫	43,663	44,700
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ⧫	100,000	101,005
United Parcel Service
5.125% 4/1/19	190,000	209,753
		1,011,930
Utilities – 2.42%
AES Gener 144A 8.375%
12/18/73 #@●	200,000	201,000
Ameren Illinois
4.15% 3/15/46	95,000	95,058
9.75% 11/15/18	290,000	349,561
American Transmission
Systems 144A
5.25% 1/15/22 #	270,000	294,924
American Water Capital
3.40% 3/1/25	30,000	30,514
4.30% 9/1/45	100,000	101,463
Appalachian Power
4.45% 6/1/45	70,000	66,712
Berkshire Hathaway Energy
3.75% 11/15/23	200,000	205,575
Calpine 5.375% 1/15/23	65,000	58,663
CenterPoint Energy
5.95% 2/1/17	5,000	5,218
Cleveland Electric Illuminating
5.50% 8/15/24	90,000	101,520
CMS Energy 6.25% 2/1/20	85,000	96,496
ComEd Financing III
6.35% 3/15/33 @	160,000	163,711
Commonwealth Edison
4.35% 11/15/45	135,000	136,225
Consumers Energy
4.10% 11/15/45	35,000	34,850
DTE Energy 144A
3.30% 6/15/22 #	105,000	105,469
Duke Energy
3.75% 4/15/24	140,000	142,092
4.80% 12/15/45	135,000	136,928
Electricite de France 144A
5.25% 12/29/49 #●	100,000	94,375
Enel 144A
8.75% 9/24/73 #●	200,000	228,250
Enel Finance International
144A 6.00% 10/7/39 #	100,000	112,184
Entergy 4.00% 7/15/22	105,000	107,268
Entergy Louisiana
4.05% 9/1/23	220,000	227,141
Exelon 144A
3.95% 6/15/25 #	70,000	70,044
Great Plains Energy
4.85% 6/1/21	60,000	64,513
Indiana Michigan Power
3.20% 3/15/23	175,000	172,805
Integrys Holding 6.11%
12/1/66 @●	220,000	167,232

(continues)     NQ-448 [12/15] 2/16 (16082) 19

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
IPALCO Enterprises
5.00% 5/1/18	80,000	$84,200
ITC Holdings 3.65% 6/15/24	70,000	69,076
Kansas City Power & Light
3.65% 8/15/25	180,000	181,623
LG&E & KU Energy
4.375% 10/1/21	225,000	238,032
Louisville Gas & Electric
4.375% 10/1/45	70,000	71,695
Metropolitan Edison 144A
4.00% 4/15/25 #	70,000	69,434
MidAmerican Energy
4.25% 5/1/46	210,000	208,257
National Rural Utilities
Cooperative Finance
2.30% 11/1/20	10,000	9,910
3.25% 11/1/25	10,000	9,971
4.75% 4/30/43 ●	180,000	178,002
NextEra Energy Capital
Holdings
2.40% 9/15/19	135,000	133,125
3.625% 6/15/23	60,000	59,873
NV Energy 6.25% 11/15/20	115,000	130,775
Pennsylvania Electric
5.20% 4/1/20	115,000	122,713
Perusahaan Listrik Negara
144A 5.50% 11/22/21 #	200,000	204,250
Public Service of New
Hampshire
3.50% 11/1/23	95,000	97,430
Public Service of Oklahoma
5.15% 12/1/19	200,000	218,901
Puget Energy 6.00% 9/1/21	80,000	90,235
Southern 2.75% 6/15/20	460,000	455,797
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	50,000	50,102
WEC Energy Group
3.55% 6/15/25	105,000	105,797
Westar Energy
3.25% 12/1/25	75,000	75,308
Wisconsin Electric Power
4.30% 12/15/45	70,000	71,763
Xcel Energy 3.30% 6/1/25	230,000	225,292
		6,731,352
Total Corporate Bonds
(cost $37,735,108)		37,110,560

Municipal Bond – 0.09%
Oregon State Taxable Pension
5.892% 6/1/27	200,000	$240,264
Total Municipal Bond
(cost $200,000)		240,264

Non-Agency Asset-Backed Securities – 1.76%
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	87,013	90,912
Ally Master Owner Trust
Series 2012-5 A
1.54% 9/15/19	150,000	149,103
Series 2014-4 A2
1.43% 6/17/19	180,000	179,354
American Express Credit
Account Secured Note Trust
Series 2012-4 A
0.571% 5/15/20 ●	335,000	334,099
Avis Budget Rental Car
Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #	100,000	101,106
Series 2013-1A A 144A
1.92% 9/20/19 #	120,000	119,100
Series 2014-1A A 144A
2.46% 7/20/20 #	200,000	200,633
Bank of America Credit Card
Trust
Series 2015-A1 A
0.661% 6/15/20 ●	330,000	329,354
Cabela’s Credit Card Master
Note Trust
Series 2012-2A A1 144A
1.45% 6/15/20 #	120,000	119,676
California Republic Auto
Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	24,639	24,627
Capital One Multi-Asset
Execution Trust
Series 2007-A5 A5
0.371% 7/15/20 ●	145,000	144,279
Chase Issuance Trust
Series 2014-A5 A5
0.701% 4/15/21 ●	120,000	119,409
Chesapeake Funding
Series 2012-2A A 144A
0.872% 5/7/24 #●	37,001	36,987

20 NQ-448 [12/15] 2/16 (16082)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
CIT Equipment Collateral
Series 2014-VT1 A2 144A
0.86% 5/22/17 #	74,327	$74,257
Citibank Credit Card Issuance
Trust
Series 2014-A6 A6
2.15% 7/15/21	200,000	200,957
Series 2014-A9 A9
0.67% 11/23/18 ●	260,000	259,927
Discover Card Execution Note
Trust
Series 2013-A1 A1
0.631% 8/17/20 ●	200,000	199,653
Series 2014-A1 A1
0.761% 7/15/21 ●	200,000	199,760
Series 2015-A3 A
1.45% 3/15/21	105,000	104,033
FirstKey Lending Trust
Series 2015-SFR1 A 144A
2.553% 3/9/47 #	98,434	96,408
Ford Credit Auto Lease Trust
Series 2015-A A3
1.13% 6/15/18	80,000	79,631
Ford Credit Auto Owner Trust
Series 2014-2 A 144A
2.31% 4/15/26 #	190,000	189,688
Golden Credit Card Trust
Series 2014-2A A 144A
0.781% 3/15/21 #●	100,000	99,275
Great America Leasing
Receivables
Series 2013-1 B 144A
1.44% 5/15/18 #	100,000	99,646
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	146,250	132,946
Mid-State Trust XI
Series 11 A1
4.864% 7/15/38	61,831	65,471
MMAF Equipment Finance
Series 2014-AA A4 144A
1.59% 2/8/22 #	125,000	124,127
Nissan Auto Lease Trust
Series 2015-B A2B
0.861% 12/15/17 ●	85,000	85,057
Penarth Master Issuer
Series 2015-1A A1 144A
0.76% 3/18/19 #●	150,000	149,599
PFS Financing
Series 2015-AA A 144A
0.951% 4/15/20 #●	100,000	98,279
Porsche Innovative Lease
Owner Trust
Series 2015-1 A3 144A
1.19% 7/23/18 #	100,000	98,861
Progress Residential Trust
Series 2015-SFR2 A 144A
2.74% 6/12/32 #	100,000	97,584
Synchrony Credit Card Master
Note Trust
Series 2012-6 A
1.36% 8/17/20	100,000	99,506
Series 2015-2 A
1.60% 4/15/21	140,000	139,001
Volkswagen Credit Auto
Master Trust
Series 2014-1A A2 144A
1.40% 7/22/19 #	260,000	256,643
Total Non-Agency
Asset-Backed Securities
(cost $4,945,556)		4,898,948

Non-Agency Collateralized Mortgage Obligations - 0.69%
American Home Mortgage
Investment Trust
Series 2005-2 5A1
5.064% 9/25/35 ϕ	10,627	10,785
Bank of America Alternative
Loan Trust
Series 2005-3 2A1
5.50% 4/25/20	31,404	31,451
Series 2005-6 7A1
5.50% 7/25/20	3,735	3,646
ChaseFlex Trust
Series 2006-1 A4
4.775% 6/25/36 ●	110,000	94,382
Credit Suisse First Boston
Mortgage Securities
Series 2005-5 6A3
5.00% 7/25/35	66,344	66,454
GSMPS Mortgage Loan Trust
Series 1998-3 A 144A
7.75% 9/19/27 #●	15,955	16,500
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36	73,375	75,659
Series 2014-2 B1 144A
3.428% 6/25/29 #●	89,031	88,970
Series 2014-2 B2 144A
3.428% 6/25/29 #●	89,031	87,622
Series 2014-IVR6 2A4
144A 2.50% 7/25/44 #●	100,000	100,894

(continues)     NQ-448 [12/15] 2/16 (16082) 21

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2015-1 B1 144A
2.664% 12/25/44 #●		198,633	$195,960
Series 2015-4 B1 144A
3.636% 6/25/45 #●		99,105	96,386
Series 2015-4 B2 144A
3.636% 6/25/45 #●		99,105	94,344
Series 2015-5 B2 144A
2.91% 5/25/45 #●		99,453	92,557
Series 2015-6 B1 144A
3.657% 10/25/45 #●		99,578	98,938
Series 2015-6 B2 144A
3.657% 10/25/45 #●		99,578	97,007
New Residential Mortgage
Loan Trust 2015-2
Series 2015-2A A1
3.75% 8/25/55 ●		98,247	99,674
Sequoia Mortgage Trust
Series 2013-11 B1 144A
3.679% 9/25/43 #●		95,002	94,482
Series 2014-2 A4 144A
3.50% 7/25/44 #●		69,586	69,912
Series 2015-1 B2 144A
3.896% 1/25/45 #●		44,088	44,089
Structured Asset Securities
Corporation Mortgage Pass
Through Certificates
Series 2004-20 2A1
5.50% 11/25/34 ⧫		39,627	40,441
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●		97,524	96,314
Series 2015-6 A1B 144A
2.75% 4/25/55 #●		98,935	97,371
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-AR5 2A1
2.714% 4/25/36 ●		19,621	18,410
WinWater Mortgage Loan
Trust
Series 2015-3 B1 144A
3.911% 3/20/45 #●		98,542	98,291
Total Non-Agency
Collateralized Mortgage
Obligations
(cost $1,866,617)			1,910,539

Regional Bonds – 0.09%Δ
Australia – 0.04%
Queensland Treasury 144A
3.25% 7/21/26 #	AUD	161,000	114,777
			114,777
Canada – 0.05%
Province of Ontario Canada
3.45% 6/2/45	CAD	54,000	40,837
Province of Quebec Canada
6.00% 10/1/29	CAD	102,000	100,084
			140,921
Total Regional Bonds
(cost $283,811)			255,698

Senior Secured Loans – 3.46%«
Activision Blizzard Tranche B
1st Lien 3.25% 10/11/20		287,788	287,967
Aercap Flying Fortress Tranche
B 1st Lien 3.50% 4/30/20		345,000	344,209
Air Medical Group Holdings
Tranche B 1st Lien
4.50% 4/28/22		169,150	163,970
Aramark Tranche E
3.25% 9/7/19		158,704	158,307
Avago Technologies Cayman
Finance Tranche B 1st Lien
4.25% 11/13/22		115,000	113,770
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20 @		170,000	153,142
BJ’s Wholesale Club Tranche B
1st Lien 4.50% 9/26/19		461,631	442,127
Caesars Growth Properties
Holdings Tranche B 1st Lien
6.25% 5/8/21 @		108,101	95,466
Community Health Systems
Tranche F 1st Lien
3.657% 12/31/18		65,678	64,845
Community Health Systems
Tranche G 1st Lien
3.75% 12/31/19		87,586	85,520
Community Health Systems
Tranche H 1st Lien
4.00% 1/27/21		161,157	158,588
DPx Holdings 1st Lien
4.25% 3/11/21		211,775	204,628
Dynegy Tranche B2
4.00% 4/23/20		337,405	327,072
Emdeon 1st Lien
3.75% 11/2/18		196,293	193,103
Energy Transfer Equity 1st Lien
3.25% 12/2/19 @		115,000	103,883

22 NQ-448 [12/15] 2/16 (16082)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Senior Secured Loans« (continued)
FCA U.S. Tranche B 1st Lien
3.50% 5/24/17		19,440	$19,406
First Data Tranche B 1st Lien
4.418% 3/24/21		389,313	388,618
Gardner Denver 1st Lien
4.25% 7/30/20		320,686	289,820
HCA Tranche B4 1st Lien
3.357% 5/1/18		391,000	391,054
HCA Tranche B5 1st Lien
3.174% 3/31/17		414,460	414,431
Hilton Worldwide Finance
Tranche B2 1st Lien
3.50% 10/25/20		554,883	554,398
Houghton International 1st
Lien 4.25% 12/20/19		635,350	633,232
Huntsman International
Tranche B 1st Lien
3.75% 10/1/21		514,800	511,583
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18		163,651	160,951
Immucor Tranche B2 1st Lien
5.00% 8/19/18 @		302,658	288,282
Intelsat Jackson Holdings
Tranche B2 1st Lien
3.75% 6/30/19		480,278	455,544
Landry’s Tranche B 1st Lien
4.00% 4/24/18		132,283	131,807
Level 3 Financing Tranche B
1st Lien 4.00% 1/15/20		245,000	244,938
MPH Acquisition Tranche B
1st Lien 3.75% 3/31/21		101,505	99,052
Numericable US 1st Lien
4.50% 5/21/20		207,009	204,276
Numericable US Tranche B2
1st Lien 4.50% 5/21/20		179,091	173,103
Republic of Angola
(Unsecured)
7.045% 12/16/23 @		255,000	219,300
Sensus 2nd Lien
8.50% 5/9/18 @		165,000	162,113
Smart & Final Stores Tranche
B 1st Lien
4.00% 11/15/19		69,291	68,800
Univision Communications
Tranche C4 1st Lien
4.00% 3/1/20		590,972	579,769
USI Tranche B 1st Lien
4.25% 12/27/19		160,078	154,725
Valeant Pharmaceuticals
International Tranche BE
1st Lien 3.75% 8/5/20		611,277	587,972
Total Senior Secured Loans
(cost $9,826,361)			9,629,771

Sovereign Bonds – 0.55%Δ
Australia – 0.06%
Australia Government Bond
3.75% 4/21/37	AUD	205,000	156,498
			156,498
Brazil – 0.05%
Brazilian Government
International Bond
5.00% 1/27/45		200,000	134,500
			134,500
Canada – 0.00%
Canadian Government Bond
2.75% 12/1/48	CAD	15,000	12,300
			12,300
Dominican Republic – 0.04%
Dominican Republic
International Bond 144A
5.50% 1/27/25 #		100,000	96,750
			96,750
Indonesia – 0.07%
Indonesia Government
International Bond 144A
4.875% 5/5/21 #		200,000	207,914
			207,914
Japan – 0.01%
Japan Government 40 yr
Bond 1.40% 3/20/55	JPY	2,850,000	23,778
			23,778
Mexico – 0.05%
Mexican Bonos
10.00% 12/5/24	MXN	1,763,000	129,034
			129,034
Norway – 0.01%
Kommunalbanken
5.00% 3/28/19	NZD	30,000	21,482
Norway Government
Bond 144A
2.00% 5/24/23 #	NOK	119,000	14,165
			35,647

(continues)     NQ-448 [12/15] 2/16 (16082) 23

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Sovereign BondsΔ (continued)
Peru – 0.03%
Peruvian Government
International Bond
4.125% 8/25/27		89,000	$87,665
			87,665
Poland – 0.01%
Poland Government Bond
3.25% 7/25/25	PLN	90,000	23,614
			23,614
Portugal – 0.01%
Portugal Government
International Bond 144A
5.125% 10/15/24 #		29,000	29,661
			29,661
Republic of Korea – 0.04%
Inflation Linked Korea
Treasury Bond
1.125% 6/10/23	KRW	137,659,674	114,169
			114,169
Sri Lanka – 0.06%
Sri Lanka Government
International Bond 144A
6.125% 6/3/25 #		200,000	178,625
			178,625
Sweden – 0.01%
Sweden Government Bond
1.50% 11/13/23	SEK	270,000	33,603
			33,603
United Kingdom – 0.06%
United Kingdom Gilt
3.25% 1/22/44	GBP	14,800	24,293
3.50% 1/22/45	GBP	20,900	35,977
United Kingdom Gilt Inflation
Linked
0.125% 3/22/24	GBP	71,721	112,336
			172,606
Uruguay – 0.04%
Uruguay Government
International Bond
4.375% 10/27/27		104,000	102,700
			102,700
Total Sovereign Bonds
(cost $1,667,231)			1,539,064

Supranational Banks – 0.07%
European Bank for
Reconstruction &
Development
7.375% 4/15/19	IDR	730,000,000	50,013
Inter-American Development
Bank 6.00% 9/5/17	INR	7,800,000	116,494
International Bank for
Reconstruction &
Development
4.625% 10/6/21	NZD	22,000	15,736
International Finance
3.625% 5/20/20	NZD	13,000	8,919
Total Supranational Banks
(cost $214,307)			191,162

U.S. Treasury Obligations – 5.15%
U.S. Treasury Bond
3.00% 11/15/45		1,395,000	1,391,049
U.S. Treasury Floating Rate
Note
0.383% 10/31/17 ●		3,225,000	3,222,355
U.S. Treasury Notes
1.625% 11/30/20		5,825,000	5,790,982
2.25% 11/15/25 ∞		3,945,000	3,936,601
Total U.S. Treasury
Obligations
(cost $14,399,100)			14,340,987

	Number of
	shares
Preferred Stock – 0.38%
Bank of America 6.10% ●		70,000	71,050
Integrys Energy Group
6.00% @●		3,550	91,745
National Retail Properties
5.70%		1,500	37,215
PNC Preferred Funding Trust II
144A 1.735% #●		300,000	269,250
Public Storage 5.20%		1,330	33,237
U.S. Bancorp 3.50% ●		600	477,018
USB Realty 144A
1.468% #@●		100,000	90,250
Total Preferred Stock
(cost $968,000)			1,069,765

24 NQ-448 [12/15] 2/16 (16082)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Rights – 0.00%
Rumo Logistica Operadora
Multimodal exercise price
BRL 6.05, expiration date
2/1/16 †	1,835	$69
Total Rights (cost $0)		69

	Principal
	amount°
Short-Term Investments – 6.50%
Discount Notes – 5.01%≠
Federal Home Loan Bank
0.12% 1/4/16	349,968	349,968
0.155% 2/3/16	1,077,021	1,076,805
0.17% 1/21/16	568,414	568,376
0.18% 2/26/16	653,086	652,856
0.18% 3/7/16	854,101	853,667
0.185% 1/19/16	271,566	271,550
0.19% 3/22/16	778,209	777,720
0.197% 1/25/16	2,414,349	2,414,151
0.25% 2/9/16	1,689,450	1,689,044
0.253% 2/18/16	3,165,264	3,164,315
0.295% 3/2/16	135,000	134,937
0.31% 3/14/16	2,007,270	2,006,138
		13,959,527
Repurchase Agreements – 1.49%
Bank of America Merrill Lynch
0.24%, dated 12/31/15, to
be repurchased on 1/4/16,
repurchase price
$1,439,483 (collateralized
by U.S. government
obligations 3.000%
11/15/45; market value
$1,468,234)	1,439,444	1,439,444
Bank of Montreal
0.26%, dated 12/31/15, to
be repurchased on 1/4/16,
repurchase price
$2,399,143 (collateralized
by U.S. government
obligations 0.75%-2.875
9/30/16-8/15/42; market
value $2,447,056)	2,399,074	2,399,074
BNP Paribas
0.28%, dated 12/31/15, to
be repurchased on 1/4/16,
repurchase price $313,492
(collateralized by
U.S. government
obligations 0.000%
2/15/31-2/15/43; market
value $319,752)	313,482	313,482
		4,152,000

Total Short-Term
Investments
(cost $18,111,490)		18,111,527

Total Value of
Securities – 103.91%
(cost $256,223,708)		289,484,084
Liabilities Net of
Receivables and Other
Assets – (3.91)%★		(10,905,836)
Net Assets – 100.00%		$278,578,248
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2015, the aggregate value of Rule 144A securities was $24,478,422, which represents 8.79% of the Fund’s net assets.
@	Illiquid security. At Dec. 31, 2015, the aggregate value of illiquid securities was $5,071,132, which represents 1.82% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★	Of this amount, $164,909 represents cash collateral for swap contracts and $295,629 represents securities pledged as collateral for futures contracts.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2015,the aggregate value of fair valued securities was $185,497, which represents 0.07% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Dec. 31, 2015. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.

(continues)      NQ-448 [12/15] 2/16 (16082) 25

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

∑	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Dec. 31, 2015.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Dec. 31, 2015.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Dec. 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(181,107)	USD	129,564	1/29/16	$(2,242)
BAML	CAD	(227,848)	USD	163,236	1/29/16	(1,412)
BAML	EUR	247,186	USD	(269,005)	1/29/16	(191)
BAML	NZD	(262,083)	USD	176,568	1/29/16	(2,332)
BNP	AUD	(240,728)	USD	172,115	1/29/16	(3,080)
BNP	MXN	(6,889)	USD	401	1/29/16	3
BNP	NOK	(522,601)	USD	59,347	1/29/16	235
HSBC	GBP	(30,443)	USD	45,356	1/29/16	472
JPMC	KRW	(131,574,780)	USD	111,608	1/29/16	(284)
JPMC	PLN	(70,943)	USD	18,162	1/29/16	90
JPMC	SEK	(289,976)	USD	33,982	1/29/16	(390)
TD	CAD	(83,725)	USD	60,109	1/29/16	(392)
TD	JPY	(4,088,664)	USD	33,729	1/29/16	(308)
TD	MXN	3,000,613	USD	(174,734)	1/29/16	(997)
UBS	INR	3,471,835	USD	(52,157)	1/29/16	25
						$(10,803)

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(20)	E-mini S&P 500 Index	$(2,022,811)	$(2,035,400)	3/19/16	$(12,589)
25	Euro-Bund	4,341,986	4,290,291	3/9/16	(51,695)
(18)	U.S. Treasury 5 yr Notes	(2,133,652)	(2,129,765)	4/1/16	3,887
	U.S. Treasury 10 yr
(36)	Notes	(4,534,571)	(4,532,625)	3/22/16	1,946
	U.S. Treasury Long
33	Bonds	5,064,150	5,073,750	3/22/16	9,600
		$715,102			$(48,851)

Swap Contracts
CDS Contracts1

				Annual		Unrealized
	Swap Referenced	Notional		Protection	Termination	Appreciation
Counterparty	Obligation	Value[2]		Payments	Date	(Depreciation)[3]
	Protection
	Purchased:
	JPMC -
ICE	CDX.NA.HY.25[4]		570,000	5.00%	12/20/20	$6,951
	JPMC -
ICE	CDX.NA.HY.25[4]		570,000	5.00%	12/20/20	(8,427)
	JPMC -
ICE	CDX.NA.HY.25[4]		580,000	5.00%	12/20/20	5,630
	JPMC -
ICE	CDX.NA.HY.25[4]		600,000	5.00%	12/20/20	6,707
	MSC - iTraxx®
	Europe Crossover
ICE	Series 24[5]	EUR	370,000	5.00%	12/20/20	1,479
JPMC	CDX.EM.24[6]		603,680	1.00%	12/20/20	5,397
	People’s Republic of
	China
JPMC	7.50% 10/28/27 Aa3		244,000	1.00%	9/20/20	76
						$17,813

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

26 NQ-448 [12/15] 2/16 (16082)

(Unaudited)

2 Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.
3 Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(4,343).
4 Markit’s CDX.NA.HY Index, is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.
5 Markit’s iTraxx® Europe Crossover Series is composed of up to fifty (50) European entities with non-investment grade credit ratings that trade in the CDS market.
6 Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa, and Asia.

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BNP – BNP Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA.HY – Credit Default Swap Index North America High Yield
CLO – Collateralized Loan Obligation
CVA – Dutch Certificate
DB – Deutsche Bank
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
ICE – Intercontinental Exchange, Inc.
IDR – Indonesian Rupiah
INR – Indian Rupee
JPMBB – JPMorgan Barclays Bank
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
MSC – Morgan Stanley Capital
MXN – Mexican Peso
NOK – Norwegian Krone
NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar
PLN – Polish Zloty
RBS – Royal Bank of Scotland
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
SPDR® - Standard & Poor’s Depositary Receipt
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – U.S. Dollar
WF – Wells Fargo
yr – Year

NQ-448 [12/15] 2/16 (16082) 27

Notes
Delaware Foundation® Moderate Allocation Fund
December 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Moderate Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at their net asset value (NAV), as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

28 NQ-448 [12/15] 2/16 (16082)

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2015:

Delaware Foundation® Moderate Allocation Fund
Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$41,834,034	$—	$41,834,034
Corporate Debt	—	39,155,454	—	39,155,454
Foreign Debt	—	1,985,924	—	1,985,924
Municipal Bonds	—	240,264	—	240,264
Senior Secured Loans[1]	—	9,248,358	381,413	9,629,771
Common Stock
Consumer Discretionary	8,925,049	9,067,749	—	17,992,798
Consumer Staples	7,706,874	7,917,458	—	15,624,332
Energy	7,129,352	1,574,232	—	8,703,584
Financials	20,215,453	9,246,312	—	29,461,765
Healthcare	19,790,430	5,890,275	—	25,680,705
Industrials	7,830,524	7,790,111	—	15,620,635
Information Technology	26,106,022	5,263,063	—	31,369,085
Materials	3,105,791	2,866,154	—	5,971,945
Telecommunication Services	4,140,938	3,255,745	—	7,396,683
Utilities	1,146,583	498,044	—	1,644,627
Convertible Preferred Stock[1]	398,826	45,482	—	444,308
Exchange-Traded Funds	3,205,822	—	—	3,205,822
Preferred Stock[1]	639,215	430,550	—	1,069,765
Right	69	—	—	69
U.S. Treasury Obligations	—	14,340,987	—	14,340,987
Short-Term Investments	—	18,111,527	—	18,111,527
Total Value of Securities	$110,340,948	$178,761,723	$381,413	$289,484,084
Foreign Currency Exchange Contracts	$—	$(10,803)	$—	$(10,803)
Futures Contracts	(48,851)	—	—	(48,851)
Swap Contracts	—	17,813	—	17,813

(continues)      NQ-448 [12/15] 2/16 (16082) 29

Notes
December 31, 2015 (Unaudited)

2. Investments (continued)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	96.04%	3.96%	100.00%
Convertible Preferred Stock	89.76%	10.24%	—	100.00%
Preferred Stock	59.75%	40.25%	—	100.00%

The securities that have been deemed valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing as of Dec. 31, 2015, a portion of the portfolio was categorized as Level 2.

During the period ended Dec. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: